THE DLB FUND GROUP


                                 ANNUAL REPORT
                                  OCTOBER 2002





























                        EXPERIENCE TO MANAGE THE FUTURE

       TABLE OF CONTENTS

       DLB Core Growth Fund                                            1

       DLB Value Fund                                                  3

       DLB Enhanced Index Core Equity Fund                             5

       DLB Enhanced Index Growth Fund                                  7

       DLB Enhanced Index Value Fund                                   9

       DLB Technology Fund                                            11

       DLB Small Capitalization Value Fund                            13

       DLB Small Company Opportunities Fund                           15

       DLB Stewart Ivory International Fund                           17

       DLB Stewart Ivory Emerging Markets Fund                        19

       DLB Fixed Income Fund                                          21

       DLB High Yield Fund                                            23

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DLB CORE GROWTH FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Core Growth Fund seeks long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.


FUND FACTS
as of October 31, 2002

INCEPTION DATE:
     January 20, 1998

BENCHMARK: S&P 500

MANAGER TENURE:
     Since Inception

TOTAL ASSETS: $92.5 million

TICKER SYMBOL: DLBRX

TOTAL EXPENSE RATIO: 0.74%

CUSIP #: 232941708

PORTFOLIO MANAGER
JAMES B. GRIBBELL, CFA
Managing Director
Portfolio Manager

David L. Babson & Company
     Since 1991
Merrill Lynch/Lambert Smith
     Hampton Corporate
     Real Estate 2 years

Wharton Business School,
     University of Pennsylvania,
     B.S., 1982
Chartered Financial Analyst

FUND PERFORMANCE
The DLB Core Growth Fund returned -17.71% for the one-year period ended October 31, 2002, underperforming its benchmark, the S&P 500 Index (R) , which returned -15.10% for the same time period. During the six-months ended October 31, 2002, the Fund returned -18.55% versus a -17.02% return for the benchmark.

MARKET HIGHLIGHTS
During the first six months of the fiscal year, small cap stocks advanced, while their large cap counterparts disappointed. During the same time period, value stocks outperformed growth stocks.

The second half of the fiscal year saw growth stocks continue to trail value stocks as investor sentiment favored defensive sectors perceived to offer more stability and earnings quality. The market's direction turned in October, however, as growth and higher risk stocks returned to favor and propelled the equity market sharply upward.

PORTFOLIO HIGHLIGHTS
During the reporting period, the Fund's performance was hurt by weak stock selection in the technology sector. Companies in this space such as Maxim Integrated Products (semiconductors) continue to struggle amid an environment of weak capital spending and diminished earnings visibility. The Fund's overweight position in technology added to the performance detraction relative to the benchmark.

During the second half of the fiscal year, the consumer discretionary sector was a detraction from performance. Stocks with exposure to the consumer, including retail and advertising names, were punished as consumer sentiment weakened sharply during that time. With respect to areas of relative strength, defensive-oriented sectors including consumer discretionary and healthcare held up relatively well during the period as a result of their visible earnings and growth characteristics. Companies in these areas whose performance for the period was particularly noteworthy include Boston Scientific and Medtronic in the healthcare sector and Sysco in the consumer discretionary sector.

Reflecting continued uncertainty regarding the pace and strength of economic recovery and potential military action in the Middle East, the Fund continues to pursue a cautious approach regarding positioning. The Fund is positioned with an emphasis on a core group of companies in the financial services, health care, and technology sectors that should continue to deliver reliable earnings. These core holdings are complemented with companies that possess high levels of operating leverage and should provide growth opportunities when the economy and their end markets recover.

OUTLOOK
We believe we have reached a bear-market bottom in equities, as evidenced by a number of factors that have occurred over the past

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/02

                                                        SINCE
                         6 MONTHS        1 YEAR       INCEPTION
                         5/1/02-        11/1/01-       1/20/98-
                         10/31/02       10/31/02       10/31/02
--------------------------------------------------------------------------------
DLB CORE GROWTH          -18.55          -17.71          -3.79

S&P 500 INDEX            -17.02          -15.10          -0.36

RUSSELL 1000             -17.87          -19.62          -3.59
GROWTH INDEX

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 1/20/98

               DLB         Russell 1000                                   DLB         Russell 1000
            Core Growth    Growth Index   S&P 500 Index                Core Growth    Growth Index   S&P 500 Index
            $100,000.00     $100,000.00    $100,000.00      Jun 2000   $162,901.97     $192,933.43    $156,326.65
   Jan-98   $101,900.00     $103,220.00    $102,010.00      Jul 2000   $158,080.07     $184,888.11    $153,887.96
28-Feb-98   $108,900.53     $110,982.14    $109,364.92      Aug 2000   $172,006.92     $201,620.48    $163,444.40
31-Mar-98   $110,697.39     $115,410.33    $114,964.40      Sep 2000   $163,320.57     $182,547.19    $154,814.54
30-Apr-98   $114,793.19     $117,002.99    $116,125.55      Oct 2000   $157,000.07     $173,912.70    $154,164.32
31-May-98   $110,488.45     $113,680.11    $114,128.19      Nov 2000   $138,678.16     $148,277.97    $142,016.17
30-Jun-98   $114,189.81     $120,637.33    $118,761.79        Dec 00   $138,067.97     $143,592.39    $142,712.05
31-Jul-98   $114,395.35     $119,841.13    $117,491.04        Jan 01   $144,488.14     $153,514.62    $147,778.32
31-Aug-98    $97,396.20     $101,852.97    $100,501.83        Feb 01   $123,652.95     $127,447.84    $134,300.94
30-Sep-98   $104,291.85     $109,675.28    $106,944.00        Mar 01   $112,870.41     $113,581.51    $125,786.26
31-Oct-98   $112,291.04     $118,493.17    $115,638.55      Apr 2001   $124,744.38     $127,949.58    $135,559.85
30-Nov-98   $120,993.59     $127,510.50    $122,646.25      May 2001   $122,074.85     $126,068.72    $136,468.11
31-Dec-98   $131,326.45     $139,011.95    $129,710.67      Jun 2001   $120,744.23     $123,143.92    $133,151.93
31-Jan-99   $131,431.51     $147,171.95    $135,132.58      Jul 2001   $117,351.32     $120,065.32    $131,847.04
28-Feb-99   $124,058.20     $140,446.19    $130,929.95      Aug 2001   $107,423.40     $110,243.98    $123,593.42
31-Mar-99   $130,608.47     $147,847.71    $136,167.15      Sep 2001    $97,003.33      $99,241.63    $113,619.43
30-Apr-99   $131,731.71     $148,039.91    $141,436.82      Oct 2001   $100,883.46     $104,451.82    $115,789.56
31-May-99   $128,346.20     $143,495.09    $138,098.91      Nov 2001   $108,147.07     $114,489.64    $124,670.62
30-Jun-99   $134,802.02     $153,539.74    $145,763.40      Dec 2001   $110,169.42     $114,272.11    $125,767.72
31-Jul-99   $132,550.82     $148,657.18    $141,215.58      Jan 2002   $109,927.05     $112,249.49    $123,931.51
31-Aug-99   $130,496.28     $151,080.29    $140,509.50      Feb 2002   $105,321.10     $107,591.14    $121,539.63
30-Sep-99   $126,085.51     $147,907.60    $136,659.54      Mar 2002   $110,165.87     $111,313.79    $126,109.52
31-Oct-99   $132,440.22     $159,074.63    $145,310.09      Apr 2002   $101,925.47     $102,230.58    $118,467.29
30-Nov-99   $136,850.48     $167,664.66    $148,259.89      May 2002   $100,467.93      $99,756.60    $117,602.47
 Dec 1999   $148,564.88     $185,101.78    $156,992.40      Jun 2002    $92,109.00      $90,529.12    $109,229.18
 Jan 2000   $143,201.69     $176,420.51    $149,111.38      Jul 2002    $83,625.76      $85,550.02    $100,720.23
 Feb 2000   $161,416.94     $185,047.47    $146,293.17      Aug 2002    $83,383.25      $85,806.67    $101,374.91
 Mar 2000   $172,877.55     $198,296.87    $160,600.64      Sep 2002    $75,386.79      $76,908.52     $90,365.59
 Apr 2000   $163,334.71     $188,857.94    $155,766.56      Oct 2002    $83,023.48      $83,961.03     $98,308.73
 May 2000   $151,002.94     $179,339.50    $152,573.35

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2002
                                        % of Fund Assets
American International Group, Inc.           4.56
Freddie Mac                                  4.15
Pfizer, Inc.                                 3.81
Medtronic, Inc.                              3.53
Paychex, Inc.                                3.39
Analog Devices, Inc.                         3.37
Microsoft Corporation                        3.12
Lockheed Martin Corporation                  3.01
Maxim Integrated Products, Inc.              2.96
Linear Technology Corporation                2.85
Total                                       34.75

SECTOR DIVERSIFICATION, October 31, 2002
                                        % of Fund Assets

                                               S&P
                             Portfolio         500         Difference

Health Care                    20.1           14.9            5.2
Information Tech.              18.9           14.3            4.6
Financials                     18.5           20.7           -2.2
Industrials                    16.5           11.3            5.2
Consumer Staples               11.4            9.8            1.6
Consumer Discretion.            6.6           13.6           -7.0
Energy                          5.3            5.8           -0.5
Utilities                       2.7            2.6            0.1
Materials                       0.0            2.6           -2.6
Telecommunications              0.0            4.4           -4.4

Note: Portfolio Holdings and Sector Diversification are subject to change few months. This includes high levels of intraday market volatility, a mass exodus out of equity mutual funds by retail investors, the retreat of many international investors, and high levels of pessimism by Wall Street strategists. However, the political situation in the Middle East is an uncertain and emotional overhang on the financial markets today. Over time, this issue should dissipate allowing investors to focus their attention on improving underlying business trends in the economy. Additionally, the employment market has stabilized and investor sentiment for equities has become more favorable than earlier in the year. These factors add additional support for future economic strength and equity market gains.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Standard & Poors 500 Index (R) is an index of common stocks frequently used as a general measure of stock market performance. The Russell 1000 Growth
Index is an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation, exhibiting higher price-to-book ratios and forecadsted growth values than value securities. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

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DLB VALUE FUND
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FUND INVESTMENT OBJECTIVE
The DLB Value Fund seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

FUND FACTS
as of October 31, 2002

INCEPTION DATE:
     July 25, 1995

BENCHMARK:
     Russell 1000 Value

MANAGER TENURE:
     May 27, 1999

TOTAL ASSETS: $52.4 million

TICKER SYMBOL: DLBVX

NET EXPENSE RATIO*: 0.80%

CUSIP #: 232941302

PORTFOLIO MANAGER
ANTHONY M. MARAMARCO, CFA
Managing Director
Portfolio Manager

David L. Babson & Company
     Since 1996
Concert Capital Management
     3 years
Massachusetts Mutual Life
Insurance Company 8 years

Colby College, B.A., 1971

University of Chicago, M.A./
     Ph.D, 1977

Rensselaer Polytechnic
Institute, M.B.A., 1981

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between
the Fund and its Manager.
Without this limitation, the
annual Total Expense Ratio
would have been 0.83%.

FUND PERFORMANCE
The DLB Value Fund returned -4.08% for the one-year period ended October 31, 2002, outperforming its benchmark, the Russell 1000 Value Index, which returned -10.02% over the same time period. During the six- month period ending October 31, 2002, the Fund returned -18.16% versus a benchmark return of -17.35%.

MARKET HIGHLIGHTS
During the second half of the fiscal year ended October 31, 2002, equity markets were challenged by a number of uncertain factors, including mixed signs regarding economic recovery, fraudulent corporate accounting allegations, and the threat of war with Iraq. Against this difficult backdrop, performance for value stocks can be characterized best as a tale of two markets. Prior to October, value stocks had largely outperformed growth stocks due to their defensive characteristics and strong investor sentiment for companies expected to perform favorably amid early- cycle economic recovery. During October, however, growth factors returned to favor dramatically propelling the riskier components of the market, including technology and telecommunications companies, ahead of defensive value names.

PORTFOLIO HIGHLIGHTS
During the first half of the fiscal year, the most significant contributors to the Fund's performance shared two common traits - their relation to the consumer and their steady business models. Much of the weakness during the first half of the fiscal year came from the Fund's technology holdings.

There were few overall thematic areas of weakness experienced by the Fund during the second half of the fiscal year. Instead, pockets of stock-specific weakness were spread across multiple sectors reflecting earnings disappointments and declining consumer confidence, which weighed on equities in general during the period. Delta Airlines, Duke Energy, McDonald's, and Tenet Healthcare were four of the Fund's holdings whose businesses came under pressure during the period, resulting in poor stock performance. Given the Fund's relatively conservative positioning versus the benchmark, there were few sector positions that detracted from the period's results.

The Fund's principal area of performance strength during the period was the financial services sector. The Fund's emphasis on student loan financing companies and property and casualty insurance providers with dependable earnings contributed meaningfully to results over the period.

Moving forward, we continue to believe the Fund is positioned strongly and conservatively to take advantage of eventual equity market gains. Additionally, we are looking positively at the current volatile environment as a strong opportunity to add quality names to the Fund at attractive valuations.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/02

                                                 SINCE
               6 MONTHS    1 YEAR     5 YEARS  INCEPTION
                5/1/02     11/1/01    11/1/97   7/25/95
               10/31/02   10/31/02   10/31/02  10/31/02
--------------------------------------------------------------------------------
DLB Value       -18.16      -4.08      1.14       7.83

Russell 1000    -17.35     -10.02      2.29       9.53
Value Index

S&P 500 Index   -17.02     -15.10      0.73       8.31
Large Cap Value Index

S&P/BARRA       -18.96     -15.78      0.04       7.40

Periods over one year are annualized.

GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 7/25/95

                                            S&P                                                                S&P
               DLB            S&P        500/BARRA    Russell 1000                 DLB            S&P       500/BARRA   Russell 1000
            Value Fund     500 Index    Value Index   Value Index               Value Fund     500 Index   Value Index  Value Index
            $100,000.00   $100,000.00   $100,000.00   $100,000.00   31-Mar-99   $179,040.06   $251,064.41  $208,317.80  $223,653.78
31-Jul-95   $100,800.00   $102,400.00   $100,250.00   $103,480.00   30-Apr-99   $201,455.88   $260,780.60  $226,274.79  $244,543.04
31-Aug-95   $100,699.20   $102,656.00   $101,102.13   $104,939.07   31-May-99   $198,998.12   $254,626.18  $222,269.73  $241,853.07
30-Sep-95   $104,294.16   $106,988.08   $104,620.48   $108,737.86   30-Jun-99   $201,823.89   $268,757.93  $230,804.88  $248,866.81
31-Oct-95   $102,093.55   $106,602.93   $102,988.40   $107,661.36   31-Jul-99   $195,204.07   $260,372.68  $223,696.09  $241,575.01
30-Nov-95   $106,789.86   $111,282.79   $108,384.99   $113,109.02   31-Aug-99   $189,406.51   $259,070.82  $218,036.58  $232,612.58
31-Dec-95   $108,178.13   $113,430.55   $111,387.26   $115,948.06   30-Sep-99   $178,439.87   $251,972.28  $209,511.35  $224,494.40
31-Jan-96   $110,428.23   $117,287.19   $114,717.73   $119,565.64   31-Oct-99   $183,614.62   $267,922.12  $221,327.79  $237,425.27
28-Feb-96   $113,398.75   $118,377.96   $115,796.08   $120,474.34   30-Nov-99   $179,556.74   $273,360.94  $220,021.96  $235,573.36
31-Mar-96   $116,880.09   $119,514.39   $118,505.71   $122,522.40    Dec 1999   $179,251.50   $289,461.90  $228,294.78  $236,704.11
30-Apr-96   $118,306.03   $121,271.25   $119,714.47   $122,987.99    Jan 2000   $166,435.01   $274,930.92  $221,035.01  $228,987.56
30-May-96   $121,370.16   $124,400.05   $121,522.16   $124,525.34    Feb 2000   $149,392.07   $269,734.72  $207,220.32  $211,973.78
30-Jun-96   $120,654.07   $124,872.77   $120,938.85   $124,624.96    Mar 2000   $170,381.65   $296,114.78  $228,833.40  $237,834.58
31-Jul-96   $116,467.38   $119,353.39   $115,835.23   $119,914.13    Apr 2000   $172,017.32   $287,201.72  $227,300.22  $235,075.70
31-Aug-96   $120,252.57   $121,871.75   $119,032.28   $123,343.68    May 2000   $177,470.27   $281,314.09  $228,004.85  $237,543.99
30-Sep-96   $124,040.52   $128,733.13   $124,126.86   $128,252.75    Jun 2000   $169,288.89   $288,234.41  $218,998.66  $226,688.23
31-Oct-96   $125,057.65   $132,286.16   $128,322.35   $133,216.14    Jul 2000   $173,791.97   $283,737.96  $223,378.63  $229,521.84
30-Nov-96   $134,874.68   $142,287.00   $138,139.01   $142,874.31    Aug 2000   $182,238.26   $301,358.08  $238,345.00  $242,283.25
31-Dec-96   $134,132.87   $139,469.72   $135,873.53   $141,045.52    Sep 2000   $179,923.84   $285,446.38  $238,297.33  $244,512.26
31-Jan-97   $139,806.69   $148,186.57   $142,137.30   $147,886.22    Oct 2000   $187,156.77   $284,247.50  $242,753.49  $250,527.26
28-Feb-97   $142,155.44   $149,342.43   $143,174.91   $150,060.15    Nov 2000   $186,745.03   $261,848.80  $230,324.51  $241,232.70
31-Mar-97   $136,909.91   $143,204.45   $138,278.32   $144,657.98      Dec 00   $196,119.63   $263,131.86  $242,186.22  $253,318.46
30-Apr-97   $139,374.28   $151,753.76   $143,463.76   $150,733.62      Jan 01   $195,570.49   $272,473.04  $252,406.48  $254,281.07
31-May-97   $147,402.24   $160,995.56   $152,458.94   $159,159.63      Feb 01   $195,981.19   $247,623.50  $235,671.93  $247,212.05
30-Jun-97   $152,752.94   $168,208.17   $158,282.87   $165,987.58      Mar 01   $190,689.70   $231,924.17  $226,362.89  $238,485.47
31-Jul-97   $166,668.74   $181,597.54   $170,945.50   $178,469.84      Apr 01   $201,825.98   $249,944.68  $241,710.29  $250,171.25
31-Aug-97   $162,068.68   $171,428.07   $163,218.76   $172,116.32    May 2001   $204,469.90   $251,619.31  $244,248.25  $255,800.11
30-Sep-96   $171,063.49   $180,822.33   $172,783.38   $182,512.14    Jun 2001   $203,222.63   $245,504.96  $236,334.61  $250,121.35
31-Oct-97   $163,468.27   $174,782.87   $166,442.23   $177,420.05    Jul 2001   $202,247.16   $243,099.01  $232,246.02  $249,596.09
30-Nov-97   $170,644.53   $182,875.31   $172,783.68   $185,262.02    Aug 2001   $199,051.66   $227,905.32  $218,822.20  $239,587.29
31-Dec-97   $169,415.89   $186,020.77   $176,619.48   $190,671.67    Sep 2001   $181,654.54   $209,513.36  $198,034.09  $222,720.34
31-Jan-98   $169,754.72   $188,085.60   $174,447.06   $187,964.13    Oct 2001   $180,255.80   $213,515.07  $198,034.09  $220,804.95
28-Feb-98   $182,825.83   $201,646.57   $187,530.59   $200,614.12    Nov 2001   $190,133.82   $229,891.67  $210,609.26  $233,633.71
31-Mar-98   $192,369.34   $211,970.88   $197,038.39   $212,891.70    Dec 2001   $195,476.58   $231,914.72  $213,810.52  $239,147.47
30-Apr-98   $196,582.23   $214,111.78   $199,363.44   $214,318.08    Jan 2002   $199,151.54   $228,528.76  $207,952.11  $237,306.04
31-May-98   $189,878.78   $210,429.06   $196,552.42   $211,146.17    Feb 2002   $202,537.12   $224,118.16  $206,101.34  $237,685.72
30-Jun-98   $191,815.54   $218,972.48   $198,046.22   $213,848.84    Mar 2002   $213,251.33   $232,545.00  $216,653.72  $248,928.26
31-Jul-98   $179,309.17   $216,629.47   $193,748.61   $210,085.10    Apr 2002   $211,268.09   $218,452.77  $205,799.37  $240,390.02
31-Aug-98   $150,512.12   $185,304.85   $162,593.84   $178,824.44    May 2002   $213,232.89   $216,858.07  $206,622.57  $241,591.97
30-Sep-98   $157,706.59   $197,182.89   $172,479.54   $189,088.96    Jun 2002   $202,507.27   $201,417.77  $193,584.69  $227,724.59
31-Oct-98   $171,521.69   $213,213.86   $185,984.69   $203,743.36    Jul 2002   $187,703.99   $185,727.33  $172,658.18  $206,546.20
30-Nov-98   $177,576.41   $226,134.62   $195,674.49   $213,237.80    Aug 2002   $185,864.49   $186,934.56  $173,849.52  $208,115.96
31-Dec-98   $178,304.47   $239,159.98   $202,542.67   $220,487.88    Sep 2002   $168,095.85   $166,633.46  $153,995.91  $184,973.46
31-Jan-99   $174,363.94   $249,156.86   $206,634.03   $222,251.78    Oct 2002   $172,886.58   $181,280.55  $166,792.97  $198,679.99
28-Feb-99   $175,340.38   $241,408.08   $202,191.40   $219,118.03

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, OCTOBER 31, 2002

                                        % of Fund Assets
Student Loan Corporation                      3.44
SLM Corporation                               3.43
The Allstate Corporation                      3.22
Wells Fargo & Company                         3.20
International Business Machines Corp.         3.11
Everest Re Group Ltd.                         2.99
Wachovia Corporation                          2.99
Fortune Brands, Inc.                          2.89
Kellogg Company                               2.85
Diageo PLC ADR                                2.84
Total                                        30.96

SECTOR DIVERSIFICATION, October 31, 2002
                                        % of Fund Assets

                                            Russell
                             Portfolio       1000         Difference
                                             Value

Financial                      34.5          34.4             0.1
Consumer Staples               12.4           5.6             6.8
Materials & Process.            9.4           5.8             3.6
Utilities                       7.8          14.7            -6.9
Producer Durables               6.6           4.2             2.4
Integrated Oils                 6.0           8.9            -2.9
Cons Discretionary              5.9          10.6            -4.7
Technology                      5.7           5.5             0.2
Autos & Transport.              5.4           3.2             2.2
Other                           3.2           1.7             1.5
Health Care                     3.2           3.7            -0.5
Energy                          0.0           1.6            -1.6

Note: Portfolio Holdings and Sector Diversification are subject to change

OUTLOOK

There continue to be signs of a bear-market bottom in equities, including high levels of intraday market volatility, a mass exodus out of equity mutual funds by retail investors, the retreat of many international investors, and high levels of pessimism by Wall Street strategists. However, the political situation in the Middle East is an uncertain and emotional overhang on the financial markets today. Over time, this issue should dissipate, allowing investors to focus their attention on improving underlying business trends in the economy. Additionally, the employment market has stabilized and investor sentiment for equities has become more favorable than earlier in the year. These factors add additional support for future economic strength.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities with lower price-to-book and forecasted growth ratios than growth securities. The Standard & Poors 500 Index (R) is an index of common stocks frequently used as a general measure of stock market performance. The Standard & Poors 500 (R) /Barra Value Index is an unmanaged index of those common stocks that have the lowest price to book ratios comprising half of the aggregate market capitalization of the Standard & Poors 500 Index (R) . Perfor-mance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Core Equity Fund seeks to outperform the total return performance of its benchmark, the S&P 500, while maintaining risk characterisitics similar to those of the benchmark.

FUND FACTS
as of October 31, 2002

INCEPTION DATE:
     August 26, 1996

BENCHMARK: S&P 500

TOTAL ASSETS: $23.9 million

TICKER SYMBOL: DLBQX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941609

PORTFOLIO MANAGERS
David L. Babson & Company
Inc.'s Quantitative Investment
Team

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual Total
Expense Ratio would have been
1.08%.

FUND PERFORMANCE
For the one-year period ended October 31, 2002, the DLB Enhanced Index Core Equity Fund returned -15.22% under-performing its benchmark, the S&P 500 (R) Index, which returned -15.10% over the same time period. The same holds true for the six-month period ending October 31, 2002. The Fund returned -17.25% versus -17.02% for the S&P 500 (R).

MARKET HIGHLIGHTS
Over the past year, the equity market has exhibited extreme volatility as stocks struggled to find direction amid weak economic conditions, diminished earnings, the threat of war, and corporate governance issues.

During the first half of the period, growth stocks underperformed value stocks as investor sentiment favored defensive sectors. The market turned in October, however, as growth and higher risk stocks returned to favor. The period also saw a reversal in the performance of large cap stocks versus small cap stocks. Large stocks outperformed small stocks during the first half and then underperformed small stocks during the second half.

PORTFOLIO HIGHLIGHTS
During the first half of the fiscal year, the Fund benefited from an environment that saw value factors as well as momentum factors working positively. During this period, the Fund favored companies with simple business models trading cheaply relative to historic growth rates.

The six-month period ended October 31, 2002 began with an unusual phenomenon for quantitative investing - unusual in that virtually all factors worked well. During the middle of the summer, however, the environment changed with many factors falling out of favor and larger stocks outperforming smaller stocks. This detracted from results as the Fund was positioned in favor of the smaller components of the market.

Favorable areas during the second half of the period were consumer discretionary and financial services. In consumer discretionary, the model favored an underweight in services companies whose revenues came under pressure. In financial services, the Fund benefited from overweighting savings and loans and regional banks and underweighting larger banks.

OUTLOOK
Despite the weakness in equities in 2002, the market still remains at the high end of valuations. If we switch to an evaluation based on expected earnings, however, the market is cheap. Yet, it is unlikely that market participants will take the necessary leap of faith to believe these forecasts. That leaves us with a market that has contracted but is more fairly valued than a few years ago.

For some time, our models have favored small and value names, but recently that has changed to larger growth-oriented names. This may be a positive sign in that these names have become cheap. Currently,

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/02

                                                     SINCE
                    6 MONTHS   1 YEAR     5 YEARS    INCEPTION
                    5/1/02     11/1/01    11/1/97    8/26/96
                    10/31/02   10/31/02   10/31/02   10/31/02
--------------------------------------------------------------------------------
DLB                  -17.25     -15.22      -2.25      5.23
ENHANCED
INDEX CORE EQUITY

S&P 500              -17.02     -15.10       0.73      6.24
INDEX

RUSSELL              -17.87     -19.62      -2.46      3.24
1000 GROWTH INDEX

Periods over one year are annualized.

GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 8/26/96

           DLB Enhanced                                          DLB Enhanced
            Index Core   Russell 1000     S&P 500                 Index Core   Russell 1000     S&P 500
              Equity     Growth Index      Index                    Equity     Growth Index      Index
            $100,000.00   $100,000.00   $100,000.00   30-Sep-99   $208,064.19   $219,570.41   $202,182.78
   Aug-96    $98,500.00   $100,240.00    $97,790.00   31-Oct-99   $213,889.98   $236,147.97   $214,980.95
30-Sep-96   $106,399.70   $107,537.47   $103,295.58   30-Nov-99   $216,627.78   $248,899.96   $219,345.06
31-Oct-96   $110,102.41   $108,182.70   $106,146.53    Dec 1999   $239,005.42   $274,785.56   $232,264.49
30-Nov-96   $120,099.71   $116,307.22   $114,171.21    Jan 2000   $226,362.04   $261,898.11   $220,604.81
31-Dec-96   $118,502.38   $114,027.60   $111,910.62    Feb 2000   $237,068.96   $274,704.93   $216,435.38
31-Jan-97   $127,449.31   $122,020.93   $118,905.04    Mar 2000   $265,019.39   $294,373.81   $237,602.76
28-Feb-97   $128,163.03   $121,191.19   $119,832.50    Apr 2000   $264,197.83   $280,361.61   $230,450.91
31-Mar-97   $123,382.55   $114,634.74   $114,907.38    May 2000   $254,475.35   $266,231.39   $225,726.67
30-Apr-97   $131,920.62   $122,246.49   $121,767.35    Jun 2000   $260,862.68   $286,411.73   $231,279.55
31-May-97   $139,849.05   $131,072.69   $129,182.98    Jul 2000   $245,993.51   $274,468.36   $227,671.59
30-Jun-97   $144,631.89   $136,315.60   $134,970.38    Aug 2000   $281,588.77   $299,307.74   $241,809.99
31-Jul-97   $160,281.06   $148,365.89   $145,714.02    Sep 2000   $244,334.58   $270,993.23   $229,042.42
31-Aug-97   $154,382.71   $139,686.49   $137,554.04    Oct 2000   $241,402.56   $258,175.25   $228,080.45
30-Sep-96   $164,510.22   $146,559.07   $145,092.00    Nov 2000   $208,040.73   $220,120.22   $210,107.71
31-Oct-97   $153,553.84   $141,136.38   $140,245.93      Dec 00   $201,445.84   $213,164.42   $211,137.23
30-Nov-97   $159,189.26   $147,134.68   $146,739.31      Jan 01   $204,568.25   $227,894.08   $218,632.61
31-Dec-97   $156,674.07   $148,782.58   $149,263.23      Feb 01   $186,484.41   $189,197.67   $198,693.31
31-Jan-98   $160,982.61   $153,231.18   $150,920.05    Mar 2001   $175,183.46   $168,612.96   $186,096.16
28-Feb-98   $175,310.06   $164,754.17   $161,801.39    Apr 2001   $188,059.44   $189,942.50   $200,555.83
31-Mar-98   $180,586.90   $171,327.86   $170,085.62    May 2001   $188,924.52   $187,150.35   $201,899.55
30-Apr-98   $181,237.01   $173,692.18   $171,803.48    Jun 2001   $184,749.28   $182,808.46   $196,993.39
31-May-98   $178,445.96   $168,759.33   $168,848.46    Jul 2001   $183,178.92   $178,238.25   $195,062.86
30-Jun-98   $188,885.05   $179,087.40   $175,703.71    Aug 2001   $172,737.72   $163,658.36   $182,851.92
31-Jul-98   $182,368.51   $177,905.42   $173,823.68    Sep 2001   $159,177.81   $147,325.25   $168,095.77
31-Aug-98   $151,128.79   $151,201.82   $148,688.78    Oct 2001   $161,613.23   $155,059.83   $171,306.40
30-Sep-98   $159,093.27   $162,814.12   $158,219.73    Nov 2001   $172,926.15   $169,961.08   $184,445.60
31-Oct-98   $169,322.97   $175,904.37   $171,082.99    Dec 2001   $174,517.07   $169,638.15   $186,068.72
30-Nov-98   $184,832.96   $189,290.69   $181,450.62    Jan 2002   $172,230.90   $166,635.56   $183,352.12
31-Dec-98   $196,958.00   $206,364.71   $191,902.17    Feb 2002   $169,079.07   $159,720.18   $179,813.42
31-Jan-99   $205,013.58   $218,478.32   $199,923.69    Mar 2002   $175,554.80   $165,246.50   $186,574.41
28-Feb-99   $193,614.83   $208,493.86   $193,706.06    Apr 2002   $165,565.73   $151,762.39   $175,268.00
31-Mar-99   $198,319.67   $219,481.49   $201,454.30    May 2002   $164,340.55   $148,089.74   $173,988.54
30-Apr-99   $204,150.26   $219,766.82   $209,250.58    Jun 2002   $153,296.86   $134,391.44   $161,600.56
31-May-99   $207,008.37   $213,019.98   $204,312.27    Jul 2002   $140,864.49   $126,999.91   $149,011.88
30-Jun-99   $219,656.58   $227,931.37   $215,651.60    Aug 2002   $141,568.81   $127,380.91   $149,980.45
31-Jul-99   $214,384.82   $220,683.16   $208,923.27    Sep 2002   $126,505.89   $114,171.51   $133,692.58
31-Aug-99   $214,256.19   $224,280.29   $207,878.65    Oct 2002   $137,018.53   $124,641.03   $145,444.15

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2002
                                        % of Fund Assets
Microsoft Corporation                         3.58
General Electric Company                      3.08
Wal-Mart Stores, Inc.                         2.51
Exxon Mobil Corporation                       2.42
Citigroup, Inc.                               2.35
Johson & Johnson                              2.21
Pfizer, Inc.                                  2.08
International Business Machines Corp.         1.68
Bank of America Corporation                   1.66
American International Group, Inc.            1.63
Total                                        23.20

SECTOR DIVERSIFICATION, October 31, 2002
                                        % of Fund Holdings

                                               S&P
                                 Portfolio     500     Difference

Financials                         21.4       20.7         0.7
Consumer Disc.                     14.7       13.6         1.1
Information Tech.                  14.0       14.3        -0.3
Health Care                        13.5       14.9        -1.4
Industrials                        12.2       11.3         0.9
Consumer Staples                    9.0        9.8        -0.8
Energy                              5.5        5.8        -0.3
Telecommunications                  4.3        4.4        -0.1
Utilities                           2.8        2.6         0.2
Materials                           2.5        2.6        -0.1

Note: Portfolio Holdings and Sector Diversification are subject to change however, there are too many exogenous factors acting on the economy (war, a high level of debt, and corporate fraud) to make a high probability forecast. In this vacuum, we will continue to focus on allowing our models to evaluate each company on a bottom-up basis.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Standard & Poor's 500 Index (R) is an index of common stocks frequently used as a general measure of stock market performance. "Standard & Poor's 500 Index
(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by David L. Babson & Company Inc. The DLB Enhanced Index Core Equity Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Prior to December 18, 2000, when the Fund changed its investment objective, strategies and policies, the Fund's benchmark was the Russell 1000 Growth Index, an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation exhibiting higher price-to-book ratios and forecasted growth values than value securities. The performance returns shown above would not necessarily have been achieved had the Fund's current objectives, strategies and policies been in effect for these periods. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses and cannot be purchased directly by investors. Securities weightings in the Fund do not match those in either Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX GROWTH FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Growth Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Growth Index, while maintaining risk characterisitics similar to those of the benchmark.

FUND FACTS
as of October 31, 2002

INCEPTION DATE:
     December 19, 2000

BENCHMARK: Russell 1000 Growth

TOTAL ASSETS: $15.4 million

TICKER SYMBOL: DEIGX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941831

PORTFOLIO MANAGERS
David L. Babson & Company
Inc.'s Quantitative Investment
Team

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual Total
Expense Ratio would have been 1.29%.


FUND PERFORMANCE
For the one-year period ended October 31, 2002, the DLB Enhanced Index Growth Fund returned -20.03% underperforming its benchmark, the Russell 1000 Growth Index, which returned -19.62% over the same time period. For the six-month period ended October 31, 2002, the Fund returned -18.51% versus a benchmark return of -17.87%.

MARKET HIGHLIGHTS
Over the past year, the equity market has exhibited some of the highest levels of volatility ever recorded, as stocks struggled to find a cohesive direction amid weak economic conditions, diminished corporate earnings visibility, the threat of war in the Middle East, and corporate governance issues.

During the first six months of the fiscal year, small cap stocks advanced, while their large cap counterparts disappointed. During the same time period, value stocks outperformed growth stocks.

The second half of the fiscal year saw growth stocks continue to trail value stocks as investor sentiment favored defensive sectors perceived to offer more stability and earnings quality. The market's direction turned in October, however, as growth and higher risk stocks returned to favor and propelled the equity market sharply upward. During this same time there was also a reversal in the performance pattern of large cap stocks versus small cap stocks. Large stocks began outperforming small stocks during the second half of the fiscal year and then in October began underperforming small stocks.

PORTFOLIO HIGHLIGHTS
The Fund's underperformance relative to the benchmark was a factor during the second half of the fiscal year. It was driven principally by its emphasis on smaller companies and cyclicals within the benchmark universe. The Fund lost ground to the benchmark during the middle of the summer as larger companies began to outperform smaller companies and investors' appetite for cyclical exposure began to wane. Also detracting from period results was the Fund's underweight sector position in consumer staples and stock selection in financial services.

Contributing to the Fund's performance during the period was an emphasis on managed care companies in the health care sector and a significant underweight in the biotech component of the sector. The model has pointed the Fund away from this area due to rich valuations. The Fund's underweight in communications and media companies also added value during the period.

OUTLOOK
Despite the overall weakness in the equity market in 2002, the market still remains at the high end of valuations based on historical earnings. If we switch to an evaluation based on expected earnings, however, the market is extremely cheap. Yet, it is unlikely that market participants will take the necessary leap of faith to believe these forecasts. That

TOTAL RETURNS (%)
FOR THE PERIODS ENDED 10/31/02

                                             SINCE
                     6 MONTHS    1 YEAR      INCEPTION
                     5/1/02      11/1/01     12/19/00
                     10/31/02    10/31/02    10/31/02
--------------------------------------------------------------------------------
DLB ENHANCED          -18.51      -20.03      -23.10
INDEX GROWTH

RUSSELL 1000          -17.87      -19.62      -25.62
GROWTH INDEX

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 12/19/00

              DLB         Russell                         DLB         Russell
           Enhanced        1000                        Enhanced        1000
         Index Growth  Growth Index                  Index Growth  Growth Index
           $100,000      $100,000          Nov 2001    $83,309       $77,213
Dec 00     $103,900       $96,840          Dec 2001    $83,384       $77,066
Jan 01     $110,300      $103,532          Jan 2002    $82,084       $75,702
Feb 01      $91,902       $85,952          Feb 2002    $78,882       $72,560
Mar 01      $82,501       $76,600          Mar 2002    $81,683       $75,071
Apr 01      $92,599       $86,290          Apr 2002    $75,173       $68,945
May 01      $91,302       $85,022          May 2002    $73,173       $67,277
Jun 2001    $89,504       $83,049          Jun 2002    $66,565       $61,054
Jul 2001    $87,006       $80,973          Jul 2002    $62,359       $57,696
Aug 2001    $80,707       $74,350          Aug 2002    $62,359       $57,869
Sep 2001    $73,209       $66,929          Sep 2002    $56,254       $51,868
Oct 2001    $76,606       $70,443          Oct 2002    $61,260       $56,624

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2002
                                        % of Fund Assets

General Electric Company                      5.85
Microsoft Corporation                         5.58
Pfizer, Inc.                                  4.22
Johnson & Johnson                             4.19
Wal-Mart Stores, Inc.                         3.02
Intel Corporation                             2.24
The Home Depot, Inc.                          1.99
Dell Computer Corporation                     1.95
Cisco Systems, Inc.                           1.91
Pepsico, Inc.                                 1.80
Total                                        32.75

SECTOR DIVERSIFICATION, October 31, 2002
                                        % of Fund Assets

                                             Russell
                               Portfolio      1000      Difference
                                             Growth

Health Care                       24.8        26.5         -1.7
Technology                        20.2        19.9          0.3
Consumer Disc.                    17.8        16.5          1.3
Financial                         12.8        12.8          0.0
Consumer Staples                  10.2        11.0         -0.8
Other                              6.8         6.7          0.1
Producer Durables                  3.2         2.7          0.5
Autos & Transport                  1.5         1.3          0.2
Materials & Process.               1.3         0.9          0.4
Energy                             0.9         1.1         -0.2
Utilities                          0.5         0.6         -0.1
Integrated Oils                    0.1         0.1          0.0

Note: Portfolio Holdings and Sector Diversification are subject to change leaves us with a market that has contracted but is more fairly valued than a few years ago.

For some time, our models have favored small and value names, but recently that has changed to larger growth-oriented names. This may be a positive sign in that these names have become compellingly cheap. Currently, however, there are too many exogenous factors acting on the economy (war, a high level of debt, and corporate fraud) to make a high probability forecast. In this vacuum, we will continue to focus on our discipline, allowing the models to evaluate each company on a bottom-up basis.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than value securities. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX VALUE FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE

The DLB Enhanced Index Value Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Value Index, while maintaining risk characterisitics similar to those of the benchmark.

FUND FACTS
as of October 31, 2002

INCEPTION DATE:
     December 19, 2000

BENCHMARK:
     Russell 1000 Value

TOTAL ASSETS: $22.1 million

TICKER SYMBOL: DENVX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941849


PORTFOLIO MANAGERS
David L. Babson & Company
Inc.'s Quantitative Investment
Team

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual Total
Expense Ratio would have been
1.19%.


FUND PERFORMANCE
For the one-year period ended October 31, 2002, the DLB Enhanced Index Value Fund returned -7.79% outperforming its benchmark, the Russell 1000 Value Index, which returned -10.02% over the same time period. For the six-month period ending October 31, 2002, the Fund outperformed its benchmark, returning -16.67% and -17.35%, respectively.

MARKET HIGHLIGHTS
Over the past year, the equity market has exhibited some of the highest levels of volatility ever recorded, as stocks struggled to find a cohesive direction amid weak economic conditions, diminished corporate earnings visibility, the threat of war in the Middle East, and corporate governance issues.

During the first half of the period, growth stocks largely underperformed value stocks as investor sentiment favored defensive sectors perceived to offer more stability and earnings quality. The market's direction turned in October, however, as growth and higher risk stocks returned to favor and propelled the equity market sharply upward. The performance period also saw a reversal in the performance pattern of large cap stocks versus small cap stocks. Large stocks outperformed small stocks during the first half of the period and then underperformed small stocks during the second half of the period.

PORTFOLIO HIGHLIGHTS
Amid a highly favorable environment for quantitative value investing, the portfolio benefited from a number of areas during the performance period. In financial services, which constitutes over 30% of the benchmark, the Fund capitalized by overweighting savings and loans and regional banks and underweighting larger financial companies and less quality brokerage firms. The Fund also added value in the health care sector through its underweight in pharmaceutical and medical equipment providers. An additional area of strength during the period was the consumer discretionary sector. Due to favorable consumer dynamics, the Fund's model favored an overweight position and an emphasis on small retailers, home building companies, and appliance providers.

Areas of weakness during the period included the energy sector due primarily to the Fund's underweighting of ExxonMobil, which is among the largest companies in the value universe. Stock selection in the utilities sector also detracted from results.

OUTLOOK
Despite the overall weakness in the equity market in 2002, the market still remains at the high end of valuations based on historical earnings. If we switch to an evaluation based on expected earnings, however, the market is extremely cheap. Yet, it is unlikely that market participants will take the necessary leap of faith to believe these forecasts. That leaves us with a market that has contracted

Total Returns (%)
for the periods ended 10/31/02

                                                        SINCE
                         6 MONTHS        1 YEAR       INCEPTION
                         5/1/02-        11/1/01-       12/19/00-
                         10/31/02       10/31/02       10/31/02
--------------------------------------------------------------------------------
DLB ENHANCED             -16.67           -7.79          -8.54
INDEX VALUE

RUSSELL 1000             -17.35          -10.02         -10.60
VALUE INDEX

Periods over one year are annualized.

GROWTH OF A $100,000 INVESTMENT

              DLB Enhanced   Russell 1000                   DLB Enhanced   Russell 1000
              Index Value    Value Index                    Index Value    Value Index

                 $100,000      $100,000       Nov 2001         $96,917       $96,850
 Dec 00          $105,100      $105,010       Dec 2001         $99,476       $99,136
 Jan 01          $103,996      $105,409       Jan 2002         $99,167       $98,372
 Feb 01          $101,199      $102,479       Feb 2002         $99,366       $98,530
 Mar 01           $97,900       $98,861       Mar 2002        $104,334      $103,190
 Apr 01          $102,501      $103,705       Apr 2002        $101,601       $99,651
 May 01          $104,705      $106,039       May 2002        $101,905      $100,149
 Jun 2001        $102,307      $103,685       Jun 2002         $96,433       $94,400
 Jul 2001        $102,512      $103,467       Jul 2002         $87,918       $85,621
 Aug 2001         $98,514       $99,318       Aug 2002         $88,630       $86,272
 Sep 2001         $92,209       $92,326       Sep 2002         $78,899       $76,678
 Oct 2001         $91,812       $91,532       Oct 2002         $84,682       $82,360

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.

TOP 10 EQUITY HOLDINGS, October 31, 2002
                                        % of Fund Assets

Exxon Mobil Corporation                      5.22
Citigroup, Inc.                              3.80
Bank of America Corporation                  2.63
Verizon Communications, Inc.                 2.53
SBC Communications, Inc.                     2.12
Wells Fargo & Company                        1.92
Chevron Texaco Corporation                   1.76
International Business Machines Corp.        1.75
American International Group, Inc.           1.55
AT&T Corporation                             1.22
Total                                       24.50

SECTOR DIVERSIFICATION, October 31, 2002
                                        % of Fund Holdings

                                             Russell
                                              1000
                             Portfolio        Value        Difference

Financial                      35.4           34.4            1.0
Utilities                      14.0           14.7           -0.7
Consumer Disc.                 11.3           10.6            0.7
Integrated Oils                 8.3            8.9           -0.6
Materials & Process.            6.1            5.8            0.3
Technology                      5.5            5.5            0.0
Consumer Staples                5.0            5.6           -0.6
Producer Durables               4.3            4.2            0.1
Autos & Transport.              3.5            3.2            0.3
Health Care                     3.5            3.7           -0.2
Other                           1.8            1.7            0.1
Energy                          1.4            1.6           -0.2

Note: Portfolio Holdings and Sector Diversification are subject to change but is more fairly valued than a few years ago.

For some time, our models have favored small and value names, but recently that has changed to larger growth-oriented names. This may be a positive sign in that these names have become compellingly cheap. Currently, however, there are too many exogenous factors acting on the economy (war, a high level of debt, and corporate fraud) to make a high probability forecast. In this vacuum, we will continue to focus on our discipline, allowing the models to evaluate each company on a bottom-up basis.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities with lower price-to-book and forecasted growth ratios than growth securities. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB TECHNOLOGY FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Technology Fund seeks to achieve long-term growth of capital.



FUND FACTS
as of October 31, 2002

INCEPTION DATE:
     September 5, 2000

BENCHMARK: NASDAQ 100

MANAGER TENURE:
     Since Inception

TOTAL ASSETS: $6.9 million

TICKER SYMBOL: DLBTX

NET EXPENSE RATIO*: 1.30%

CUSIP #: 232941856

PORTFOLIO MANAGERS
David L. Babson & Company
Inc.'s Team of Investment
Professionals


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 2.32%.

FUND PERFORMANCE
In a difficult period for technology stock investing, the DLB Technology Fund returned -33.75% for the fiscal year ended October 31, 2002. The Fund's benchmark, The NASDAQ 100 Index, returned -27.47% for the same time period. For the six-month period ended October 31, 2002, the Fund returned -32.23% versus a benchmark return of -22.51%.

MARKET HIGHLIGHTS
The market for technology stocks has been extremely volatile over the past year, as companies struggled to adjust to increasingly lower information/technology corporate spending expectations. While signs of order improvement became evident during the period, primarily in the semi-conductor and semi-conductor equipment areas, we have yet to see a broad improvement in corporate profits that would lead to increased capital spending. During the latter part of the fiscal year, however, a market bottom appeared to be reached after it became evident that further deterioration would not occur for technology companies.

PORTFOLIO HIGHLIGHTS
During the period, the Fund was structured with overweight positions in software services and semiconductor companies. While this structure detracted from Fund performance relative to the benchmark, over the long-term these areas have historically captured the majority of profits within the technology sector. More specifically, the Fund was hurt by poor performance for Chordiant Software, one of the Fund's largest positions. In the semiconductor area, stock selection was relatively favorable, but the Fund's overweight position detracted from the period's results.

Favorable areas for the Fund included electronics and telecommunications compa-nies. The Fund's emphasis on wireless companies in the telecommunications space, such as Nokia and Qualcomm, added value to the period's performance. Additionally, in the software sector, the Fund's emphasis on large companies with considerable cashflow and earnings sustainability added value.

OUTLOOK
The Board of Trustees that oversees the DLB Technology Fund has decided to terminate the Technology Fund effective December 30, 2002, or as soon thereafter as is practicable. In connection with the termination of the Technology Fund, the Board of Trustees has suspended the sale of the Technology Fund's shares effective December 18, 2002. Consequently, as of December 18, 2002, all purchase orders for the Technology Fund will not be accepted. Shareholders of the Technology Fund as of December 17, 2002 will receive a formal Notice of Termination that is designed to answer any questions concerning the Technology Fund's termination.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/02

                                                        Since
                         6 Months        1 Year       Inception
                         5/1/02-        11/1/01-       9/5/00-
                         10/31/02       10/31/02      10/31/02
--------------------------------------------------------------------------------
DLB TECHNOLOGY            -32.23         -33.75         -45.94

NASDAQ 100                -22.51         -27.47         -48.24
INDEX

Periods over one year are annualized.


GROWTH OF A $50,000 INVESTMENT

Cumulative Total Return Since Inception 9/5/00

               DLB          NASDAQ                      DLB          NASDAQ
            Technology     100 Index                 Technology     100 Index
            $50,000.00    $50,000.00     Oct 2001    $20,037.25    $16,659.80
  Sep 00    $47,950.00    $43,550.00     Nov 2001    $23,593.86    $19,483.64
  Oct 00    $44,200.31    $40,035.52     Dec 2001    $24,195.51    $19,251.79
  Nov 00    $33,950.26    $30,575.12     Jan 2002    $25,347.21    $18,924.50
  Dec 00    $32,310.46    $28,563.28     Feb 2002    $20,688.40    $16,594.90
  Jan 01    $38,924.41    $31,630.98     Mar 2002    $23,193.76    $17,738.29
  Feb 01    $28,804.06    $23,280.40     Apr 2002    $19,587.13    $15,593.73
  Mar 01    $24,397.04    $19,192.36     May 2002    $18,535.30    $14,756.34
Apr 2001    $29,505.78    $22,631.63     Jun 2002    $16,031.18    $12,839.50
May 2001    $27,953.78    $21,957.21     Jul 2002    $13,777.20    $11,749.42
Jun 2001    $27,802.83    $22,334.87     Aug 2002    $13,376.28    $11,508.56
Jul 2001    $26,048.47    $20,548.08     Sep 2002    $11,622.65    $10,166.66
Aug 2001    $22,391.27    $17,938.48     Oct 2002    $13,275.39    $12,084.09
Sep 2001    $16,430.71    $14,261.09

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2002

                                        % of Fund Assets
Microsoft Corporation                          8.33
Symantec Corporation                           5.71
Cisco Systems, Inc.                            5.57
Qualcomm, Inc.                                 5.03
Oracle Corporation                             4.66
Intel Corporation                              3.98
Ascential Software Corporation                 3.64
Analog Devices, Inc.                           3.47
GameStop Corporation                           3.13
Chordiant Software, Inc.                       2.84
Total                                         46.36

SECTOR DIVERSIFICATION, October 31, 2002

                                       % of Fund Holdings
                                                      NASDAQ
                                       Portfolio        100       Difference
Computer/Software                        37.6          25.2          12.4
Semiconductors                           27.8          13.0          14.8
Other                                    18.5          30.1         -11.6
Comm. Equipment                          11.5          11.0           0.5
Computer Hardware                         4.6           6.6          -2.0
Bio Technology                            0.0           9.8          -9.8
Data Processing                           0.0           2.5          -2.5
Telecommunications                        0.0           1.9          -1.9

Note: Portfolio Holdings and Sector Diversification are subject to change


DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in the technology industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors to a greater extent than investments in a broader range of industries, and may result in greater fund losses and volatility.

The NASDAQ 100 Index is composed of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market, based on market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Small Capitalization Value Fund seeks long-term capital appreciation primarily through investment in small to medium sized companies.


FUND FACTS
as of October 31, 2002

INCEPTION DATE:
     December 19, 2000

BENCHMARK:
     Russell 2000 Value

MANAGER TENURE:
     Since Inception

TOTAL ASSETS: $59.3 million

TICKER SYMBOL: DSMVX

NET EXPENSE RATIO*: 0.85%

CUSIP #: 232941823


PORTFOLIO MANAGER
LANCE F. JAMES
Managing Director
Portfolio Manager

David L. Babson & Company
     Since 1986

Hewitt Associates 2 years
EBF Associates of Boston 1 year
Rockwell International 5 years

Princeton University, A.B., 1976
Wharton School, M.B.A., 1978

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 0.99%.


FUND PERFORMANCE
For the one-year period ended October 31, 2002, the DLB Small Capitalization Value Fund returned -1.08%, outperforming its benchmark, the Russell 2000 Value Index, which returned -2.53% during the same time period. The Fund also outperformed the benchmark on a relative basis for the six-month period ending October 31, 2002, returning -21.76% versus -24.46% for the benchmark.

MARKET HIGHLIGHTS
Over the past year, the equity market has exhibited some of the highest levels of volatility ever recorded, as stocks struggled to find a cohesive direction amid weak economic conditions, diminished corporate earnings visibility, the threat of war in the Middle East, and corporate governance issues. During the first half of the fiscal year, small cap stocks posted gains, while large caps disappointed. The market sectors that performed best were those that are closely tied to the economy and expectations of economic recovery.

The second half of the fiscal year saw mixed results. While equity market declines through September touched all stock capitalization and style categories, the retreat for small stocks in the value category was less dramatic than larger growth stocks. The market's direction turned in October, however, as growth and risk factors returned to favor propelling the larger and riskier components of the equity market ahead of value stocks.

PORTFOLIO HIGHLIGHTS
During the one-year period ended October 31, 2002, the DLB Small Capitalization Value Fund outperformed its benchmark based largely on strong stock selection in the consumer discretionary and financial services sector, areas that the Fund has emphasized. In financial services, the Fund pursued a strategy favoring regional banks and savings and loans, which have taken advantage of large bank mergers to acquire customers. Both New York Community Bancorp Inc. and Commerce Bancorp Inc. remain among the Fund's top holdings and contributed meaningfully to results for the period. In consumer discretionary, favorable stock selection was realized among specialty product suppliers including Alberto Culver and Harman International, with both providing positive contribution to results. An additional area of favorable performance was the health care sector where the Fund's holdings are focused on producers of medical supplies and equipment including PolyMedica Corp. and Respironics.

Weak performance during the period was realized in the technology and producer durables sectors as cautious corporate managements have severely tightened capital expenditure budgets, hurting companies in these categories. The meltdown among telecommunications companies has also contributed significantly to performance weakness in the technology area. The Fund, however, continues to maintain a technology underweight.

TOTAL RETURNS (%)
FOR THE PERIODS ENDED 10/31/02
                                                        Since
                         6 months        1 Year       Inception
                         5/1/02-        11/1/01-      12/19/00-
                         10/31/02       10/31/02      10/31/02
--------------------------------------------------------------------------------
DLB SMALL CAP             -21.76          -1.08          -2.08
VALUE

RUSSELL 2000 VALUE        -24.46          -2.53           2.03
INDEX

RUSSELL 2000 INDEX        -26.33         -11.57          -9.62

Periods over one year are annualized.



GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 12/19/00

              DLB      Russell                              DLB      Russell
             Small      2000      Russell                  Small      2000      Russell
              Cap       Value      2000                     Cap       Value      2000
             Value      Index      Index                   Value      Index      Index
           $100,000   $100,000   $100,000     Nov 2001   $101,308   $118,983   $104,824
  Dec 00   $102,900   $110,740   $108,590     Dec 2001   $106,363   $126,265   $111,292
  Jan 01   $105,102   $113,796   $114,248     Jan 2002   $108,118   $127,944   $110,134
  Feb 01   $102,506   $113,637   $106,753     Feb 2002   $108,227   $128,725   $107,117
  Mar 01    $98,908   $111,819   $101,533     Mar 2002   $116,787   $138,366   $115,729
  Apr 01   $105,209   $116,996   $109,473     Apr 2002   $122,767   $143,237   $116,782
  May 01   $107,513   $120,003   $112,166     May 2002   $119,464   $138,496   $111,597
Jun 2001   $109,910   $124,827   $116,035     Jun 2002   $114,614   $135,435   $106,062
Jul 2001   $108,305   $122,031   $109,758     Jul 2002   $100,494   $115,309    $90,046
Aug 2001   $101,807   $121,604   $106,213     Aug 2002    $99,670   $114,802    $89,821
Sep 2001    $94,202   $108,179    $91,916     Sep 2002    $94,098   $106,605    $83,372
Oct 2001    $97,104   $111,002    $97,293     Oct 2002    $96,055   $108,204    $86,048

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2002

                                        % of Fund Assets
Harman International Industries, Inc.         4.18
Respironics, Inc.                             3.69
Cuno, Inc.                                    3.43
La-Z-Boy, Inc.                                3.37
Alberto-Culver Company Cl. A                  3.21
New York Community Bancorp, Inc.              3.14
Carlisle Companies, Inc.                      2.76
Commerce Bancorp, Inc.                        2.66
SL Green Realty Corporation                   2.51
PolyMedica Corporation                        2.37
Total                                        31.32


SECTOR DIVERSIFICATION, October 31, 2002
                                        % of Fund Assets
                                                      Russell
                                      Portfolio        2000       Difference
Financial                                28.6          29.3          -0.7
Consumer Disc.                           25.6          15.4          10.2
Producer Durables                        13.2           8.2           5.0
Health Care                               8.8           6.2           2.6
Materials & Process.                      6.5          12.3          -5.8
Utilities                                 5.2           7.8          -2.6
Technology                                4.5           8.3          -3.8
Other                                     3.1           0.9           2.2
Autos & Transport.                        2.4           5.1          -2.7
Energy                                    2.1           3.3          -1.2
Consumer Staples                          0.0           3.1          -3.1
Integrated Oils                           0.0           0.1          -0.1

Note: Portfolio Holdings and Sector Diversification are subject to change


OUTLOOK
We believe we have reached a bear-market bottom in equities, as evidenced by a number of factors that have occurred over the past few months. This includes high levels of intraday market volatility, a mass exodus out of equity mutual funds by retail investors, the retreat of many international investors, and high levels of pessimism by Wall Street strategists. However, the political situation in the Middle East is an uncertain and emotional overhang on the financial markets today. Over time, this issue should dissipate allowing investors to focus their attention on improving underlying business trends in the economy.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Russell 2000 Value Index is an unmanaged index consisting of those securities in the Russell 2000 Index with lower price-to-book and forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Small Company Opportunities Fund seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's investment manager to be realistically valued.

FUND FACTS
as of October 31, 2002

INCEPTION DATE:
July 20, 1998

BENCHMARK: Russell 2000
MANAGER TENURE:
Paul Szczygiel:
     Since Inception

Robert Baumbach:
     Since November 1999

TOTAL ASSETS: $299.3 million

TICKER SYMBOL: DLBMX

TOTAL EXPENSE RATIO: 1.15%

CUSIP #: 232941807

PORTFOLIO MANAGERS
PAUL SZCZYGIEL, CFA
Managing Director
Portfolio Manager
David L. Babson & Company
     Since 1994
Bear Stearns
     8 years Associate Director
Standard & Poor's
     2 years Analyst
Clark University, B.A., 1982
Clark University, M.B.A., 1984

ROBERT BAUMBACH, CFA
Managing Director
Portfolio Manager
David L. Babson & Company
     Since 1999
Putnam Investments
     5 years  Sr. Vice President
Keystone Custodian Funds
     4 years Vice President
Standard & Poor's
     5 years Sr. Analyst
Towson State University,
     B.A., 1982
University of Baltimore,
     M.S., 1985

FUND PERFORMANCE
The DLB Small Company Opportunities Fund has had solid performance relative to its benchmark, the Russell 2000 Index for the fiscal year ended October 31, 2002. The Fund returned -9.66% versus a benchmark return of -11.57% for the same time period. For the six-month period ended October 31, 2002, the Fund returned -22.97% and the benchmark returned -26.33%.

MARKET HIGHLIGHTS
During the spring of 2002, the market rally fizzled. First technology caved in, then capital equipment-related companies declined. Investors realized the rebound in capital spending was merely a recovery from the moribund levels in the three months that followed September 11, 2001. Consumer stocks and regional banks hung in until Walmart and Target, the two most watched retailers, reported significant deceleration in sales growth, and banks reported a slow-down in loan volume along with sporadic problem loans. Amid this downward momentum, no style or capitalization category offered investors safety. In the last few weeks of October, however, companies in several different industries reported a small but noticeable pickup in activity and the market responded strongly to this development. However, this rally was no where near the action needed to offset the declines from earlier in the period.

PORTFOLIO HIGHLIGHTS
During the reporting period, the Fund was helped by favorable stock selection in the consumer-oriented sectors as well as financial services. Also adding value was strong relative stock selection in the technology sector despite the technology correction experienced over the past year. Detracting from results for the period was weak stock selection in the materials and processing sector. Additionally, a meaningful overweight position in the producer durables sector negatively influenced the Fund's performance, as investors rotated away from cyclical exposure through the course of the reporting period.

The Fund continues to rely on bottom-up stock selection. Market sentiment as it relates to the market timing plays no role in the investment process. The Fund attempts to make its gains primarily by purchasing the best run companies in specific industry niches or finding companies with a significant change in technology, marketing or management that could lead to accelerated earnings growth. Risk control continues to be an important element in the investment process.

OUTLOOK
We believe that stock market prices were generally reasonable at October-end levels and that, over the long-term an investor can generate good returns from those levels. There remains short-term risk. The economy is coming down from one of the most inflated over expansions of all time. Fiscal and monetary stimuli have been very aggres-

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/02
                                            SINCE
                    6 MONTHS    1 YEAR    INCEPTION
                     5/1/02     11/1/01     7/20/98
                    10/31/02   10/31/02    10/31/02
--------------------------------------------------------------------------------
DLB SMALL            -22.97      -9.66       8.83
COMPANY OPPS.

RUSSELL 2000         -26.33     -11.57      -3.58
INDEX

RUSSELL 2000         -24.46      -2.53       1.17
VALUE INDEX

Periods over one year are annualized.

GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 7/20/98

                DLB         Russell     Russell 2000                    DLB         Russell     Russell 2000
            Small Company    2000          Value                    Small Company    2000          Value
            Opportunities    Index         Index                    Opportunities    Index         Index
            $100,000.00   $100,000.00   $100,000.00      Sep 2000   $133,873.23   $115,988.17    $99,514.77
   Jul-98    $95,100.00    $90,860.00    $91,496.51      Oct 2000   $129,294.76   $110,815.09    $99,156.51
31-Aug-98    $74,301.63    $73,214.99    $77,167.40      Nov 2000   $124,006.61    $99,434.38    $97,133.72
30-Sep-98    $77,704.64    $78,947.72    $81,525.30        Dec 00   $133,852.73   $107,975.80   $107,565.88
31-Oct-98    $80,401.00    $82,168.79    $83,946.03        Jan 01   $140,585.52   $113,601.34   $110,534.70
30-Nov-98    $82,097.46    $86,474.43    $86,218.26        Feb 01   $137,169.29   $106,149.09   $110,379.95
31-Dec-98    $86,095.60    $91,827.20    $88,921.80      Mar 2001   $138,417.54   $100,958.40   $108,613.87
31-Jan-99    $83,598.83    $93,048.50    $86,903.46      Apr 2001   $154,266.34   $108,853.34   $113,642.70
28-Feb-99    $78,699.94    $85,511.57    $80,970.14      May 2001   $163,044.10   $111,531.14   $116,563.31
31-Mar-99    $77,401.39    $86,845.55    $80,302.14      Jun 2001   $168,408.25   $115,378.96   $121,249.16
30-Apr-99    $82,602.76    $94,626.92    $87,632.84      Jul 2001   $166,235.78   $109,136.96   $118,533.18
31-May-99    $87,104.61    $96,008.47    $90,326.39      Aug 2001   $163,609.26   $105,611.84   $118,118.31
30-Jun-99    $94,107.83   $100,348.05    $93,596.98      Sep 2001   $152,549.27    $91,396.48   $105,078.05
31-Jul-99    $94,710.12    $97,598.51    $91,375.66      Oct 2001   $159,047.87    $96,743.18   $107,820.59
31-Aug-99    $92,408.66    $93,987.37    $88,035.53      Nov 2001   $167,715.98   $104,231.10   $115,572.89
30-Sep-99    $92,011.30    $94,006.17    $86,275.44      Dec 2001   $174,944.54   $110,662.16   $122,645.95
31-Oct-99    $88,606.88    $94,391.59    $84,549.16      Jan 2002   $176,781.46   $109,511.27   $124,277.14
30-Nov-99    $94,003.04   $100,026.77    $84,987.33      Feb 2002   $170,435.00   $106,510.66   $125,035.23
 Dec 1999    $97,988.77   $111,349.80    $87,596.44      Mar 2002   $181,428.06   $115,074.12   $134,400.37
 Jan 2000   $100,732.46   $109,557.07    $85,310.17      Apr 2002   $186,562.47   $116,121.29   $139,131.26
 Feb 2000   $108,055.71   $127,644.94    $90,522.63      May 2002   $181,432.00   $110,965.51   $134,526.02
 Mar 2000   $118,223.75   $119,233.14    $90,948.08      Jun 2002   $175,208.89   $105,461.62   $131,552.99
 Apr 2000   $115,681.94   $112,055.30    $91,484.68      Jul 2002   $151,538.17    $89,536.91   $112,004.22
 May 2000   $114,154.94   $105,522.48    $90,084.96      Aug 2002   $149,583.32    $89,313.07   $111,511.40
 Jun 2000   $126,449.42   $114,724.04    $92,715.44      Sep 2002   $140,533.53    $82,900.39   $103,549.48
 Jul 2000   $126,044.79   $111,029.93    $95,802.87      Oct 2002   $143,709.59    $85,561.50   $105,102.73
 Aug 2000   $131,842.85   $119,501.51   $100,085.25

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2002
                                        % of Fund Assets

Saga Communications, Inc.                     3.08
First Essex Bancorp, Inc.                     2.51
Mid-Atlantic Realty Trust REIT                2.49
Eaton Vance Corporation                       2.40
Arbitron, Inc.                                2.36
Garmin Ltd.                                   2.14
Central Parking Corporation                   2.02
Dionex Corporation                            1.98
Actel Corporation                             1.93
Coherent, Inc.                                1.87
Total                                        22.78

SECTOR DIVERSIFICATION, October 31, 2002
                                        % of Fund Holdings

                                             Russell
                                 Portfolio     2000     Difference

Financial                          19.9        23.5        -3.6
Consumer Disc.                     19.4        17.8         1.6
Producer Durables                  19.1         8.0        11.1
Technology                         12.0        12.8        -0.8
Health Care                         8.3        12.8        -4.5
Materials & Process.                7.2         8.9        -1.7
Autos & Transport                   5.1         3.8         1.3
Energy                              4.5         3.9         0.6
Utilities                           2.4         5.1        -2.7
Consumer Staples                    1.8         2.7        -0.9
Other                               0.3         0.6        -0.3
Integrated Oils                     0.0         0.0         0.0

Note: Portfolio Holdings and Sector Diversification are subject to change sive in the past eighteen months, so there may be difficult head winds to overcome in the next year or two. These head winds also threaten to abort any manufacturing recovery that might occur.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Fund's benchmark index is the Russell 2000 Index, an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. The Russell 2000 Value Index is an unmanaged index consisting of those securities in the Russell 2000 Index with lower price-to- book and forecasted growth values. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in either Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB STEWART IVORY INTERNATIONAL FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Stewart Ivory International Fund seeks long-term capital growth through investment primarily in equity securities of foreign stocks. Income is an incidental consideration.

FUND FACTS
as of October 31, 2002

INCEPTION DATE:
     November 2, 1999

BENCHMARK: MSCI EAFE Index

MANAGER TENURE:
James Burns: Since Inception -
     September 2002
Tom Mermagen:
     September 2002 - present

TOTAL ASSETS: $14.3 million

TICKER SYMBOL: DSIIX

NET EXPENSE RATIO*: 1.00%

CUSIP #: 232941880

PORTFOLIO MANAGER
JAMES W. BURNS
Managing Director, Head of
Continental Europe Team
First State Investments
    (and Stewart Ivory & Co. Ltd.
     prior to its acquisition by
     Colonial First State) -
     Since 1990
BWD Rensburg 8 years
University of Durham, B.A.

TOM MERMAGEN
Senior Portfolio Manager
First State Investments -
     Since 2002
Schroder Investment
     Management 10 years
Cambridge University, M.A.

* "Net Expense Ratio" reflects
the Fund's annualized expenses
after the effect of an expense
limitation agreement between the
Fund and its Manager. Without
this limitation, the annual
Total Expense Ratio would have
been 1.59%.

FUND PERFORMANCE
The DLB Stewart Ivory International Fund returned -13.59% for the one-year period ended October 31, 2002, underperforming its benchmark, the MSCI EAFE Index, which returned -12.93% for the same time period. During the six-months ended October 31, 2002, the Fund returned -20.07% versus a benchmark return of -17.60%.

MARKET HIGHLIGHTS
International markets were subject to high levels of volatility through the twelve-months ended October 31, 2002. Concerns over the strength of the global economy, geopolitical tensions and corporate accountability all contributed to this market uncertainty. The primary concern for the global economy is the strength of the US consumer, who makes up two-thirds of the world's largest economy. Markets were also concerned that the corporate scandals, which have rocked the U.S. markets, may spread to other regions.

PORTFOLIO HIGHLIGHTS
On a portfolio basis, the Fund continues to pursue a consistent underweight strategy versus the benchmark relative to Japan. Its largest overweight during the first six- months of the fiscal year was in France.

Performance for the second half of the period was negatively impacted by Munich Re and Acom. Munich Re posted very poor results during the period and also experienced further write-downs in its investment portfolio, while Acom suffered after downgrading its earnings forecasts for the year.

Adding value during the second half of the year were Smith & Nephew, Nokia, and Astrazeneca Group. Smith & Nephew rallied based on strong demand for products in its key business units of orthopaedics, endoscopy, and advanced wound management and Nokia was boosted as a result of positive news regarding new product offerings including color-screen and camera handsets. Astrazeneca Group rebounded strongly, as one of its drugs, Iressa, was approved by drug regulation authorities.

The end of the performance period was also marked by strong results for technology, telecommunications, and financial services companies. The sustainability of these results is in question, however, as the economic backdrop remains quite weak.

OUTLOOK
Markets have begun to recover from oversold levels and there is hope for rate cuts by central banks moving forward. Although seasonal factors may help markets in the short term, economic indicators do need to pick up for the current rally to be sustained. Whether the threat of conflict with Iraq becomes reality is not yet known. However, the potential exists for equity markets to react negatively if the threat of war returns to the near-term agenda.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/02
                                                 Since
                       6 Months     1 Year     Inception
                        5/1/02      11/1/01     11/2/99
                       10/31/02    10/31/02    10/31/02
--------------------------------------------------------------------------------
DLB SI INT'L            -20.07      -13.59      -15.35
MSCI EAFE               -17.60      -12.93      -13.91
INDEX

Periods over one year are annualized.

GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 11/2/99

              DLB SI                                      DLB SI
           International    MSCI EAFE                  International    MSCI EAFE
               Fund           Index                        Fund           Index
            $100,000.00    $100,000.00     May 2001     $86,349.99     $86,592.49
Nov 1999    $106,900.00    $103,500.00     Jun 2001     $81,229.44     $83,085.49
Dec 1999    $117,002.05    $112,804.65     Jul 2001     $79,564.23     $81,581.64
Jan 2000    $110,297.83    $105,652.84     Aug 2001     $75,848.58     $79,533.95
Feb 2000    $119,298.14    $108,516.03     Sep 2001     $68,544.37     $71,493.06
Mar 2000    $121,397.78    $112,748.15     Oct 2001     $70,209.99     $73,323.29
Apr 2000    $115,995.58    $106,840.15     Nov 2001     $72,000.35     $76,028.92
May 2000    $112,190.93    $104,254.62     Dec 2001     $73,577.16     $76,485.09
Jun 2000    $114,490.84    $108,351.82     Jan 2002     $69,832.08     $72,423.73
Jul 2000    $111,491.18    $103,833.55     Feb 2002     $71,249.67     $72,937.94
Aug 2000    $113,386.53    $104,757.67     Mar 2002     $75,382.15     $76,920.35
Sep 2000    $109,984.93     $99,676.92     Apr 2002     $75,894.75     $77,474.18
Oct 2000    $105,783.51     $97,344.48     May 2002     $75,894.75     $78,527.83
Nov 2000     $99,785.59     $93,713.53     Jun 2002     $74,217.48     $75,433.83
  Dec 00    $104,794.82     $97,068.48     Jul 2002     $65,830.90     $67,996.05
  Jan 01    $103,516.32     $97,019.95     Aug 2002     $65,054.10     $67,860.06
  Feb 01     $94,551.81     $89,753.15     Sep 2002     $57,182.55     $60,592.25
Mar 2001     $85,578.84     $83,811.49     Oct 2002     $60,664.97     $63,852.11
Apr 2001     $90,961.75     $89,686.68

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, October 31, 2002
                                        % of Fund Assets

Total Fina Elf                                3.68
BP PLC                                        3.02
Novartis AG                                   2.79
Nokia OYJ                                     2.64
Vodafone AirTouch PLC                         2.61
Royal Bank of Scotland Group PLC              2.52
SK Telecom Company Ltd. ADR                   2.51
Banco Popular Espanol SA                      2.49
HSBC Holdings PLC                             2.33
Tesco PLC                                     2.32
Total                                        26.91

TOP 10 COUNTRIES, October 31, 2002
                                  % of Fund Holdings

United Kingdom                           25.21
Japan                                    14.40
France                                   14.30
Switzerland                               6.41
Spain                                     5.03
South Korea                               4.70
Germany                                   4.34
China                                     3.11
Hong Kong                                 2.85
Finland                                   2.64
Total                                    82.99

Note: Portfolio Holdings and Top 10 Countries are subject to change

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in securities of foreign issuers present special risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. It consists of 21 developed market country indices. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB STEWART IVORY EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Stewart Ivory Emerging Markets Fund seeks long-term growth of capital primarily through equity investments that will generally be concentrated in what the Fund's subadvisor considers to be the developing markets around the world.



FUND FACTS
as of October 31, 2002

INCEPTION DATE:
     November 1, 1999

BENCHMARK: MSCI EMF Index

MANAGER TENURE:
     Since Inception

TOTAL ASSETS: $25.4 million

TICKER SYMBOL: DSIEX

NET EXPENSE RATIO*: 1.75%

CUSIP #: 232941872


PORTFOLIO MANAGER
ANGUS J. TULLOCH
Head of Pacific Basin/
Emerging Markets Team

First State Investments
   (and Stewart Ivory & Co. Ltd. prior
   to its acquisition by Colonial First
   State) Since 1991

Cazenove & Co. 8 years

Cambridge University, B.A.


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 2.03%.


FUND PERFORMANCE
The DLB Stewart Ivory Emerging Markets Fund returned 14.20% for the fiscal year ended October 31, 2002, outperforming its benchmark, the MSCI Emerging Markets Free Index, which returned 8.44% for the same period. The Fund also outperformed its benchmark for the six-month period ended October 31, 2002, returning -13.28% versus a benchmark return of -18.87%.

MARKET HIGHLIGHTS
Worldwide, emerging markets performed strongly for the first six months of the period under review. Small and medium-sized stocks outperformed larger stocks and the value components of the markets also performed well.

During the second half of the fiscal year, stock markets worldwide fell substantially as a result of renewed valuation concerns and corporate governance issues. Although the markets rallied in October, this rebound came too late to counteract the negative performance over the period.

Later in the second half of the fiscal year, of the major markets, Brazil performed strongly. Indonesia and the Philippines were off sharply after the Bali bombing, and Korea suffered a bout of profit taking. Russia performed well due to continued strength in oil prices and maintained stability in domestic politics and economics. The Middle East was affected by ongoing political tension.

PORTFOLIO HIGHLIGHTS
Overall we maintained our defensive position, with an emphasis on domestic consumption orientated companies, particularly in Asia. However, the weakness in share prices in August and September allowed us to purchase holdings in some of the larger blue chip names which, until their recent falls, we still considered over-priced.

In Asia, we also added to China Resources Enterprises, and took advantage of the market weakness in Korea to add to various holdings. We also significantly increased our exposure to Malaysia and took advantage of the bounce in Taiwan to reduce exposure where we have concerns about margin pressure facing certain electronic companies. Positions that hurt the Fund include AsiaSat in China, China Resources Land in China, and Kookmin Bank in Korea.

Latin America was highly volatile during the period. We marginally lightened the Fund's exposure to Brazil, selling domestic-oriented companies but reinvesting part of the proceeds into companies with revenues denominated in U.S. dollars such as Petrobras, CVRD, and Embraer, a new holding. Holdings in Ambev, Banco Itau, and Copel Paranese all in Brazil hurt performance in 2002.

For corporate governance reasons, there are a number of markets where we tend to be underweight-noticeably Russia. The Russian market, however, performed particularly well during the twelve month period.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/02
                                                         Since
                         6 Months        1 Year        Inception
                         5/1/02-         11/1/01-       11/1/99-
                         10/31/02        10/31/02       10/31/02
--------------------------------------------------------------------------------
DLB SI EM                 -13.28          14.20          -0.12

MSCI EMF                  -18.87           8.44          -8.87
INDEX

Periods over one year are annualized.



GROWTH OF A $100,000 INVESTMENT

Cumulative Total Return Since Inception 11/1/99

              DLB SI                                    DLB SI
             Emerging       MSCI EMF                   Emerging       MSCI EMF
              Markets        Index                      Markets        Index
            $100,000.00   $100,000.00      May 2001   $102,655.91    $85,595.80
30-Nov-99   $108,100.00   $108,970.00      Jun 2001   $103,703.00    $83,841.09
 Dec 1999   $122,596.21   $122,830.98      Jul 2001    $98,445.25    $78,542.33
 Jan 2000   $122,792.36   $123,567.97      Aug 2001    $95,176.87    $77,764.76
 Feb 2000   $124,290.43   $125,199.07      Sep 2001    $82,451.72    $65,726.78
 Mar 2000   $124,588.73   $125,812.54      Oct 2001    $87,242.17    $69,808.41
 Apr 2000   $116,091.78   $113,885.51      Nov 2001    $95,181.21    $77,096.41
 May 2000   $111,390.06   $109,182.04      Dec 2001    $99,968.82    $83,217.86
 Jun 2000   $121,292.64   $113,025.25      Jan 2002   $103,957.58    $86,038.95
 Jul 2000   $116,792.68   $107,215.75      Feb 2002   $108,178.25    $87,449.99
 Aug 2000   $118,194.19   $107,741.11      Mar 2002   $113,457.35    $92,714.48
 Sep 2000   $107,391.24    $98,335.31      Apr 2002   $114,864.22    $93,317.12
 Oct 2000    $99,691.29    $91,206.00      May 2002   $115,691.25    $91,833.38
 Nov 2000    $91,995.12    $83,234.60      Jun 2002   $110,415.73    $84,945.88
   Dec 00    $96,475.29    $85,240.55      Jul 2002   $103,393.29    $78,481.50
   Jan 01   $106,634.13    $96,978.17      Aug 2002   $103,982.63    $79,690.11
   Feb 01   $103,125.87    $89,384.78      Sep 2002    $96,256.72    $71,091.55
   Mar 01    $93,896.10    $80,607.20      Oct 2002    $99,789.34    $75,705.39
 Apr 2001    $99,501.70    $84,589.19

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.


TOP 10 EQUITY HOLDINGS, October 31, 2002

                                        % of Fund Assets
China Resources Enterprises, Ltd.              5.77
Samsung Electronics Co. Ltd. GDR 144A          3.40
Thai Farmers Bank PLC                          2.85
Electricity Generating Public Company, Ltd.    2.82
Companhia Vale do Rio Doce ADR                 2.80
Samsung Fire & Marine Insurance Co. Ltd.       2.40
Teva Pharmaceutical Industries Ltd. ADR        2.38
Petroleo Brasileiro SA ADR                     2.30
Kookmin Bank ADR                               2.23
Gedeon Richter GDR 144A                        2.22
Total                                         29.17



TOP 10 COUNTRIES, October 31, 2002

                                       % of Fund Holdings
South Korea                                   16.04
China                                         13.70
Mexico                                         7.48
Taiwan                                         6.79
Brazil                                         6.34
India                                          5.70
Thailand                                       5.67
South Africa                                   5.57
Israel                                         5.31
Malaysia                                       5.22
Total                                         77.82

Note: Portfolio Holdings and Top 10 Countries are subject to change


OUTLOOK
We remain positive on the prospects for domestic consumption, especially in Asia where high (but declining) saving rates and a less mature credit cycle prevail. However, the emerging markets remain subject to extraneous influences, particu-larly volume growth in global credit and investors' appetite for risk. We still remain cautious on technology-oriented companies. Absolute returns in this area should continue to depend in the short-term on the performance of the U.S. economy and stock market. Relative valuations for global emerging markets companies are currently quite compelling and long-term growth prospects are well above average. We therefore continue to anticipate strong performance in the asset class.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in securities of foreign issuers present greater risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations. These risks are increased for funds that invest in emerging markets.

The Fund's benchmark index is the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index), a free float-adjusted market capitalization index measuring equity performance in 26 global emerging markets. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB FIXED INCOME FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Fixed Income Fund seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.


FUND FACTS
as of October 31, 2002

INCEPTION DATE: July 25, 1995

BENCHMARK:
     Lehman Brothers
     Aggregate Bond Index

MANAGER TENURE:
     Mary Wilson Kibbe-
     October 21, 1999
     David Nagle-
     Since Inception

TOTAL ASSETS: $22.3 million

TICKER SYMBOL: DLBFX

NET EXPENSE RATIO*: 0.55%

CUSIP #: 232941104

PORTFOLIO MANAGERS
MARY WILSON KIBBE
Managing Director
Director of Fixed Income

David L. Babson & Company
   Inc.-Since 1999
MassMutual Life Insurance
   Company-17 years

Merrimack College, B.A.
DAVID L. NAGLE, CFA
Managing Director
Portfolio Manager and Analyst

David L. Babson & Company
Inc. Since-1986

Lafayette College, A.B., 1985

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 0.98%.


FUND PERFORMANCE
For the fiscal year ended October 31, 2002, The DLB Fixed Income Fund returned 2.89%, underpeforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 5.89%, for the same time period. For the six-month period ended October 31, 2002, the Fund returned 3.90% versus 5.90% for the benchmark index.

MARKET HIGHLIGHTS
For bond investors, 2002 has turned out to be a tremendously challenging year. Accounting scandal, falling stock prices and a domestic economy stuck in slow gear have all combined to impart mixed influences on domestic bond prices. Unfortunately, the positive effects of lower overall interest rates have been partially offset by price erosion due to 1) investors demanding higher risk premiums in general and 2) sharply lower prices for many distressed issuers in particular, often related to company specific problems. Higher quality investments have been in vogue, with the Government/Agency sector posting some of the best relative returns year-to-date.

Fed policy has been accommodative in the U.S. for most of the year, in recognition of the slow growth of nominal economic activity as well as the current low level of inflation. Ten-year U.S. Treasury yields hit 40 year lows this fall, keeping alive the recent boom in refinancing activity, which has been a solid driver of consumer spending of late.

PORTFOLIO HIGHLIGHTS
Fund performance for the one-year and six- month periods ended October 31, 2002 has been impacted by the Fund's overweight position in corporates as well as exposure to a handful of distressed and/or defaulted credit situations including Worldcom.

The Fund continues to be positioned with a significant sector overweight to corporate bonds, and is roughly neutral in securitized sectors (mortgage backed, asset backed and commercial mortgage backed). Our company position is biased towards basic industries and has a slightly lower quality tilt. We believe this positions the Fund well in an emerging recovery scenario that we expect to unfold over time.

OUTLOOK
The domestic economy has stabilized and though hardly a robust upturn, there are encouraging signs of a brightening outlook for corporate America. We continue to look for a sustainable improvement in corporate profits (more from real demand vs. purely cost cutting) and bank lending activity as precursors for a better overall economic environment. These developments could point to a scenario of better corporate bond valuations.

Potential risk factors include the unknown effects of military conflict overseas and/or terrorist activities at home, resumption of the downward trend in stock prices, and consumer re-trenchment leading to weak final demand.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/02
                                                                      Since
                         6 Months       1 Year        5 Years         Inception
                         5/1/02-        11/1/01-      11/1/97-        7/25/95-
                         10/31/02       10/31/02      10/31/02        10/31/02
--------------------------------------------------------------------------------
DLB FI FUND                3.90           2.89           6.01            6.60

LEHMAN BROTHERS            5.90           5.89           7.43            7.67
AGGREGATE BOND INDEX

Periods over one year are annualized.


GROWTH OF A $100,000 INVESTMENT
Cumulative Total Return Since Inception 7/25/95

                              Lehman                                      Lehman
                             Brothers                                    Brothers
              DLB Fixed     Aggregate                     DLB Fixed     Aggregate
               Income       Bond Index                     Income       Bond Index
             $100,000.00    $100,000.00     31-Mar-99    $129,576.65    $131,116.52
31-Jul-95    $100,100.00    $100,150.00     30-Apr-99    $129,822.85    $131,536.09
31-Aug-95    $101,501.40    $101,361.82     31-May-99    $128,342.87    $130,378.57
30-Sep-95    $102,404.76    $102,345.02     30-Jun-99    $127,855.16    $129,961.36
31-Oct-95    $103,602.90    $103,675.51     31-Jul-99    $127,267.03    $129,402.53
30-Nov-95    $105,105.14    $105,230.64     31-Aug-99    $127,139.76    $129,337.82
31-Dec-95    $106,461.00    $106,703.87     30-Sep-99    $128,525.59    $130,838.14
31-Jan-96    $107,397.85    $107,408.12     31-Oct-99    $128,654.11    $131,322.24
28-Feb-96    $106,356.09    $105,539.22     30-Nov-99    $128,654.11    $131,309.11
31-Mar-96    $105,526.52    $104,800.44      Dec 1999    $127,972.25    $130,678.83
30-Apr-96    $105,009.44    $104,213.56      Jan 2000    $127,716.30    $130,247.59
30-May-96    $104,799.42    $104,005.13      Feb 2000    $128,878.52    $131,823.58
30-Jun-96    $105,836.93    $105,398.80      Mar 2000    $130,824.59    $133,563.66
31-Jul-96    $106,048.61    $105,683.38      Apr 2000    $130,039.64    $133,176.32
31-Aug-96    $105,942.56    $105,503.72      May 2000    $129,259.40    $133,109.73
30-Sep-96    $107,605.86    $107,339.48      Jun 2000    $132,297.00    $135,878.42
31-Oct-96    $109,790.25    $109,722.42      Jul 2000    $133,355.37    $137,114.91
30-Nov-96    $111,557.88    $111,598.67      Aug 2000    $135,222.35    $139,103.08
31-Dec-96    $110,408.83    $110,560.80      Sep 2000    $136,155.38    $139,979.42
31-Jan-97    $110,850.47    $110,903.54      Oct 2000    $136,563.85    $140,903.29
28-Feb-97    $111,072.17    $111,180.80      Nov 2000    $139,131.25    $143,214.10
31-Mar-97    $109,872.59    $109,946.69        Dec 00    $141,677.35    $145,877.88
30-Apr-97    $111,399.82    $111,595.89        Jan 01    $144,015.03    $148,270.28
31-May-97    $112,380.14    $112,656.05        Feb 01    $145,123.94    $149,560.23
30-Jun-97    $113,796.13    $113,996.66        Mar 01    $145,951.15    $150,308.03
31-Jul-97    $116,527.23    $117,074.57        Apr 01    $144,564.61    $149,676.74
31-Aug-97    $115,653.28    $116,079.44      May 2001    $145,403.09    $150,574.80
30-Sep-96    $117,295.55    $117,797.41      Jun 2001    $145,824.76    $151,146.99
31-Oct-97    $118,937.69    $119,505.48      Jul 2001    $149,062.07    $154,532.68
30-Nov-97    $119,151.78    $120,055.20      Aug 2001    $150,478.15    $156,309.80
31-Dec-97    $120,379.04    $121,267.76      Sep 2001    $151,757.22    $158,138.63
31-Jan-98    $121,968.05    $122,819.99      Oct 2001    $154,762.01    $161,443.73
28-Feb-98    $121,858.28    $122,721.73      Nov 2001    $152,889.39    $159,215.80
31-Mar-98    $122,309.15    $123,138.98      Dec 2001    $151,926.19    $158,196.82
30-Apr-98    $122,871.77    $123,779.31      Jan 2002    $152,655.43    $159,478.22
31-May-98    $123,891.61    $124,955.21      Feb 2002    $154,105.66    $161,025.15
30-Jun-98    $124,907.52    $126,017.33      Mar 2002    $151,177.65    $158,352.14
31-Jul-98    $125,107.37    $126,281.97      Apr 2002    $153,233.67    $161,424.17
31-Aug-98    $126,521.09    $128,340.36      May 2002    $154,704.71    $162,796.27
30-Sep-98    $129,949.81    $131,343.53      Jun 2002    $154,116.83    $164,196.32
31-Oct-98    $129,001.17    $130,647.40      Jul 2002    $155,457.65    $166,183.10
30-Nov-98    $129,594.58    $131,392.10      Aug 2002    $157,260.96    $168,991.59
31-Dec-98    $130,061.12    $131,786.27      Sep 2002    $160,264.64    $171,729.26
31-Jan-99    $131,036.58    $132,721.95      Oct 2002    $159,206.90    $170,939.30
28-Feb-99    $128,599.30    $130,399.32

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.


TOP 10 HOLDINGS, October 31, 2002
                                                       % of Fund Assets
Federal Home Loan Mortgage Corp.,                            4.18
    6.0%, 2028

U.S. Treasury Bond, 5.5%, 2028                               3.53

Government Nat'l Mortgage Association,                       2.35
    7.0%, 2029

Federal National Mortgage Association,                       2.19
    5.5%, 2017

Federal National Mortgage Association,                       2.11
    6.5%, 2029

J.P. Morgan Comm. Mortgage Fin. Corp.,                       2.01
    6.507%, 2035

Federal National Mortgage Association,                       2.01
    6.5%, 2028

U.S. Treasury Bond, 6.25%, 2023                              1.80

Government Nat'l Mortgage Association,                       1.71
    6.5%, 2031

National City Auto Receivables Trust,                        1.50
    4.04%, 2006

Total                                                       23.39


QUALITY BREAKDOWNS (%), Oct. 31, 2002
                                                      % of Fund Holdings
Treasury                                                      8.3
Agency                                                       32.9
AAA                                                          14.7
AA                                                            0.8
A                                                            20.6
BBB                                                          20.3
Below BBB                                                     2.4

Note: Portfolio Holdings and Quality Breakdowns are subject to change


DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund's benchmark index is the Lehman Brothers Aggregate Bond Index, an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. The indices are rebalanced monthly by market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.
                                                                              22

--------------------------------------------------------------------------------
DLB HIGH YIELD FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB High Yield Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in publicly traded high yield debt and related securities.


FUND FACTS
as of October 31, 2002

INCEPTION DATE:
    September 5, 2000

BENCHMARK:
    Lehman Brothers US
    Corporate High Yield

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $25.7 million

TICKER SYMBOL: DLHYX

NET EXPENSE RATIO*: 0.75%

CUSIP #: 232941864


PORTFOLIO MANAGER
CLIFFORD M. NOREEN
Managing Director
Portfolio Manager
David L. Babson & Company, Inc.
    Since 2000
MassMutual Life Insurance
    Company-15 years
University of Massachusetts, B.A.
American Int'l College, M.B.A.

JILL A. FIELDS
Managing Director
Portfolio Manager
David L. Babson & Company
    Since 2000
MassMutual Life Insurance
    Company-3 years
ITT Hartford Ins. Co.-10 years
Penn. State University, B.S.
University of Connecticut, M.B.A.

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.04%.


FUND PERFORMANCE
The DLB High Yield Fund returned 0.48% for the fiscal year ended October 31, 2002, outperforming its benchmark, the Lehman Brothers U.S. Corporate High Yield Index, which returned -5.49% for the same time period. For the six-month period ended October 31, 2002, the Fund returned -5.13% versus a return of -11.33% for the benchmark index.

MARKET HIGHLIGHTS
Returns for the high yield market, as measured by the Lehman Brothers U.S. Corporate High Yield Index, are indicative of some of the most difficult market factors and poorest returns on record for the asset. The market's default rate as of September 30, 2002 reached a 23-year high at 14.3%. This reflects a difficult economic environment, the lack of access to capital for many companies, and a weak banking environment that will no longer provide liquidity to companies with weak fundamentals. The deterioration in the telecommunications market and cable sectors represented a large share of the defaults over the last twelve months and continues to show a high level of default activity.

PORTFOLIO HIGHLIGHTS
The Fund's top three industry concentrations were Hotels, Motels, and Gaming, Broadcasting and Media, and Services. The Fund is positioned with overweights in sectors with strong credit fundamentals and with an opportunistic bias toward cyclical exposure. The overall credit quality of the portfolio was lowered during the period to take advantage of select opportunities in the lower-rated portion of the market. Opportunities in the market, however, remain highly issuer specific. We continue to underweight telecommunications and technology, strategies that added considerable value to the Fund during the completed fiscal year period. Several of the top holdings in the Fund represent new issues recently brought to market that were priced very attractively due to the difficult market conditions.

The market environment for the six-month period ended October 31, 2002 was particularly difficult. During this time, the Fund's exposure to cable and utilities issues detracted from results as these areas came under increased capital pressure.

OUTLOOK
The outlook for the high yield market appears challenging. The uncertain economic outlook and high default rate pose certain risks. However, the price volatility and attractive yields of many securities offer significant opportunities that the Fund will seek to capitalize on moving forward.

TOTAL RETURNS (%)
FOR PERIODS ENDED 10/31/02
                                                      Since
                         6 Months       1 Year        Inception
                         5/1/02-        11/1/01-      9/5/00-
                         10/31/02       10/31/02      10/31/02
--------------------------------------------------------------------------------
DLB HIGH YIELD             -5.13           0.48          -0.65

LEHMAN BROTHERS US        -11.33          -5.49          -4.59
CORPORATE HIGH YIELD INDEX

Periods over one year are annualized.




GROWTH OF A $100,000 INVESTMENT
Cumulative Total Return Since Inception 9/5/00

                             Lehman                                     Lehman
                           Brothers US                                Brothers US
                DLB        Corp. High                      DLB        Corp. High
             High Yield    Yield Index                  High Yield    Yield Index
            $100,000.00    $100,000.00     Oct 2001     $98,126.61     $95,793.73
  Sep 00     $99,800.00     $99,130.00     Nov 2001    $101,315.72     $99,290.20
  Oct 00     $99,700.20     $95,957.84     Dec 2001    $100,647.04     $98,883.11
  Nov 00     $95,861.74     $92,157.91     Jan 2002    $101,653.51     $99,575.29
  Dec 00     $98,948.49     $93,936.56     Feb 2002    $101,084.25     $98,181.23
  Jan 01    $105,093.19    $100,972.41     Mar 2002    $103,237.34    $100,547.40
  Feb 01    $103,863.60    $102,315.34     Apr 2002    $103,929.03    $102,115.94
  Mar 01    $100,643.83     $99,910.93     May 2002    $104,500.64    $101,584.94
Apr 2001     $98,862.43     $98,662.04     Jun 2002    $100,446.02     $94,098.13
May 2001     $99,070.04    $100,437.96     Jul 2002     $97,302.06     $89,986.04
Jun 2001     $97,583.99     $97,615.65     Aug 2002     $99,179.99     $92,550.64
Jul 2001     $98,657.42     $99,050.60     Sep 2002     $98,941.95     $91,338.23
Aug 2001     $99,091.51    $100,219.40     Oct 2002     $98,595.66     $90,543.59
Sep 2001     $95,296.31     $93,484.65

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.



TOP 10 HOLDINGS, October 31, 2002

                                        % of Fund Assets
Dex Media East LLC Company 144A,               4.00
    12.125%, 2012

International Game Technology,                 2.14
    8.375%, 2009

MGM Mirage, Inc., 8.5%, 2010                   2.09

Special Devices, Inc. Series B,                2.04
    11.375%, 2008

Peabody Energy Corp., 9.625%, 2008             2.04

British Sky Broadcasting PLC,                  1.96
    6.875%, 2009

Intrawest Corporation, 9.75%, 2008             1.90

Packaging Corporation of America,              1.88
    9.625%, 2009

Lodgenet Entertainment Corporation             1.81
    10.25%, 2006

Cooperative Computing, Inc.,                   1.72
    9%, 2008

Total                                         21.58



QUALITY WEIGHTINGS (%), October 31, 2002

                                        % of Fund Holdings
A                                               2.9
BAA                                             8.2
BA                                             31.4
B                                              48.1
CAA                                             6.0
CA                                              0.2
Not Rated                                       3.2

Note: Portfolio Holdings and Quality Weightings are subject to change


DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV, and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund invests in lower-rated, higher-yielding securities which pose a greater risk to principal than investments in higher-rated, investment-grade securities.

The Fund's benchmark index is the Lehman Brothers U.S. Corporate High Yield Index, an unmanaged index that includes fixed income securities having a maximum quality rating of Ba1 (as determined by Moody's Investors Service), a minimum amount outstanding of $100 million and at least one year to maturity. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

This report and the Fund financial statements contained herein are submitted for the general information of the shareholders of The DLB Fund Group. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus, which should be read carefully, and can be obtained, free of charge, by calling 1-877-766-0014.


























                         Babson Securities Corporation
                     One Memorial Drive, Cambridge, MA 02142
                                  October 2002

DLB CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 90.3%

ISSUER                                       SHARES       VALUE


AEROSPACE & DEFENSE - 3.0%
Lockheed Martin Corporation                  48,000  $2,779,200
                                                     ----------
BANKING - 11.2%
Capital One Financial Corporation (+)        68,400   2,084,148
Citigroup, Inc.                              56,733   2,096,284
Freddie Mac                                  62,300   3,836,434
Golden West Financial Corporation            33,300   2,299,698
                                                     ----------
                                                     10,316,564
                                                     ----------
BEVERAGES, FOOD & TOBACCO - 8.5%
Anheuser-Busch Companies, Inc.               42,800   2,258,128
PepsiCo, Inc.                                32,500   1,433,250
Philip Morris Companies, Inc.                52,600   2,143,450
Sysco Corporation                            65,400   2,071,872
                                                     ----------
                                                      7,906,700
                                                     ----------
COMMERCIAL SERVICES - 3.4%
Paychex, Inc.                               108,900   3,138,498
                                                     ----------
COMMUNICATIONS EQUIPMENT - 0.5%
Nokia Corporation ADR (Finland)              27,400     455,388
                                                     ----------
COMPUTERS & INFORMATION - 0.7%
Cisco Systems, Inc. (*)                      29,400     328,692
EMC Corporation (*)                          57,700     294,847
                                                     ----------
                                                        623,539
                                                     ----------
COSMETICS & PERSONAL CARE - 1.8%
The Gillette Company                         55,000   1,643,400
                                                     ----------
DATA PROCESSING & PREPARATION - 7.0%
Automatic Data Processing, Inc.              59,600   2,534,788
First Data Corporation                       56,200   1,963,628
Fiserv, Inc. (*)                             64,200   2,005,608
                                                     ----------
                                                      6,504,024
                                                     ----------
ELECTRICAL EQUIPMENT - 1.4%
General Electric Company                     52,600   1,328,150
                                                     ----------
ELECTRONICS/SEMICONDUCTORS - 9.2%
Analog Devices, Inc. (*)                    116,400   3,119,520
Linear Technology Corporation                95,400   2,636,856
Maxim Integrated Products, Inc. (*)          85,900   2,735,056
                                                     ----------
                                                      8,491,432
                                                     ----------
HEALTH CARE PROVIDERS - 1.0%
Tenet Healthcare Corporation (*)             32,550     935,813
                                                     ----------

DLB CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                       SHARES       VALUE

INSURANCE - 4.6%
American International Group, Inc.           67,487  $4,221,312
                                                     ----------
MEDIA - BROADCASTING & PUBLISHING - 2.7%
Clear Channel Communication, Inc. (*)        41,700   1,544,985
Viacom, Inc. Cl. A (*)                       20,700     923,013
                                                     ----------
                                                      2,467,998
                                                     ----------
MEDICAL SUPPLIES - 7.1%
Boston Scientific Corporation (*)            61,800   2,325,534
Medtronic, Inc.                              72,900   3,265,920
Stryker Corporation                          14,800     933,880
                                                     ----------
                                                      6,525,334
                                                     ----------
OIL & GAS - 7.3%
BP PLC Sponsored ADR (United Kingdom)        10,700     411,415
Exxon Mobil Corporation                      73,294   2,467,076
Kinder Morgan, Inc. (+)                      62,100   2,273,481
Nabors Industries Ltd. (*)                   33,100   1,157,507
TotalFinaElf SA Sponsored ADR (France)        6,200     421,724
                                                     ----------
                                                      6,731,203
                                                     ----------
PHARMACEUTICALS - 10.0%
Amgen, Inc. (*)                              46,800   2,179,008
Johnson & Johnson                            27,500   1,615,625
Merck & Company, Inc.                        10,700     580,368
Pfizer, Inc.                                111,000   3,526,470
Wyeth                                        41,600   1,393,600
                                                     ----------
                                                      9,295,071
                                                     ----------
PREPACKAGED SOFTWARE - 0.9%
Ascential Software Corporation (*)          354,800     858,616
                                                     ----------
RETAILERS - 3.2%
Staples, Inc. (*)                            95,300   1,477,150
The Home Depot, Inc.                         53,100   1,533,528
                                                     ----------
                                                      3,010,678
                                                     ----------
SOFTWARE - 5.8%
Adobe Systems, Inc.                           9,700     229,307
Microsoft Corporation (*)                    54,000   2,887,380
Symantec Corporation (*)(+)                  55,600   2,224,000
                                                     ----------
                                                      5,340,687
                                                     ----------
STATE COMMERCIAL BANKS - 1.0%
Fifth Third Bancorp                          14,500     920,750
                                                     ----------

TOTAL COMMON STOCKS (identified cost, $99,440,867)   83,494,357

DLB CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                          CONTRACTS       VALUE

PURCHASED OPTIONS - 1.5%
Taiwan Semiconductor Manufacturing
 Company Ltd., August call, strike
 .000001, dated 8/12/05, (Taiwan)
 (identified cost, $1,622,524) (++)       1,097,086  $1,431,148
                                                     ----------

                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 6.6%
Bank of Montreal, 1.75%, due 11/26/02     $1,796,446  1,796,446
Merrill Lynch & Co., 1.82%, due 11/26/02    513,649     513,649
Merrimac Money Market                     1,849,137   1,849,137
Royal Bank of Canada, 1.88%, due
 11/01/02                                 1,951,867   1,951,867
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $6,111,099)                                         6,111,099
REPURCHASE AGREEMENTS - 8.6%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $7,952,731 due on 11/01/02 (secured by
 Federal Government Agency, 5.125%, due
 on 07/25/15, with value of $8,350,149),
 at cost                                  7,952,523   7,952,523
                                                     ----------

TOTAL INVESTMENTS (identified cost, $115,127,013)    98,989,127

Other assets, less liabilities - (7.0%)              (6,510,131)
                                                     ----------

NET ASSETS - 100%                                    $92,478,996
                                                     ==========

ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan
(++) Security is valued in good faith under procedures established by the Board of Trustees

See notes to financial statements.

DLB VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 90.9%

ISSUER                                       SHARES       VALUE


AEROSPACE & DEFENSE - 4.4%
Lockheed Martin Corporation                  25,600  $1,482,240
The Boeing Company                           26,800     797,300
                                                     ----------
                                                      2,279,540
                                                     ----------
AIRLINES - 1.4%
Delta Air Lines, Inc. (+)                    72,100     726,768
                                                     ----------
APPAREL RETAILERS - 2.2%
Limited Brands, Inc.                         73,500   1,151,745
                                                     ----------
AUTOMOTIVE - 1.1%
General Motors Corporation (+)               16,800     558,600
                                                     ----------
BANKING - 4.3%
Astoria Financial Corporation                36,600     958,188
Citigroup, Inc.                              35,338   1,305,739
                                                     ----------
                                                      2,263,927
                                                     ----------
BEVERAGES, FOOD & TOBACCO - 8.0%
Diageo PLC ADR (United Kingdom)              33,340   1,485,964
H.J. Heinz Company                           38,100   1,225,296
Kellogg Company                              46,900   1,494,234
                                                     ----------
                                                      4,205,494
                                                     ----------
BUILDING MATERIALS - 1.3%
Hanson PLC Sponsored ADR (United
 Kingdom)                                    21,400     490,060
Martin Marietta Materials, Inc.               7,100     197,664
                                                     ----------
                                                        687,724
                                                     ----------
CHEMICALS & PLASTICS - 2.7%
E.I. du Pont de Nemours and Company          34,200   1,410,750
                                                     ----------
COMPUTERS & INFORMATION - 5.2%
Apple Computer, Inc. (*)                     68,000   1,092,760
International Business Machines
 Corporation                                 20,600   1,626,164
                                                     ----------
                                                      2,718,924
                                                     ----------
ELECTRIC UTILITIES - 5.0%
Duke Energy Corporation                      55,600   1,139,244
Sempra Energy                                67,100   1,485,594
                                                     ----------
                                                      2,624,838
                                                     ----------
ELECTRONICS - 1.6%
Rockwell Collins, Inc.                       38,100     858,393
                                                     ----------
FINANCIAL SERVICES - 9.7%
American Express Company                     40,600   1,476,622

DLB VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                       SHARES       VALUE

FINANCIAL SERVICES - CONTINUED
SLM Corporation (+)                          17,450  $1,792,813
Student Loan Corporation                     18,900   1,799,280
                                                     ----------
                                                      5,068,715
                                                     ----------
FOOD RETAILERS - 1.6%
The Kroger Company (*)                       56,900     844,396
                                                     ----------
FOREST PRODUCTS & PAPER - 2.5%
Weyerhaeuser Company                         28,300   1,281,990
                                                     ----------
HEALTH CARE PROVIDERS - 1.0%
Tenet Healthcare Corporation (*)             18,550     533,313
                                                     ----------
HOUSEHOLD PRODUCTS - 2.9%
Fortune Brands, Inc.                         30,200   1,511,812
                                                     ----------
INSURANCE - 9.0%
American International Group, Inc.           22,400   1,401,120
Everest Re Group Ltd.                        27,000   1,566,540
The Allstate Corporation                     42,400   1,686,672
Travelers Property Casualty Corporation
 Cl. A (*)                                    1,526      20,250
Travelers Property Casualty Corporation
 Cl. B (*)                                    3,136      42,399
                                                     ----------
                                                      4,716,981
                                                     ----------
METALS - 2.1%
United States Steel Corporation              83,700   1,075,545
                                                     ----------
NATIONAL COMMERCIAL BANKS - 8.3%
National City Corporation                    41,300   1,120,469
Wachovia Corporation                         45,000   1,565,550
Wells Fargo & Company                        33,200   1,675,604
                                                     ----------
                                                      4,361,623
                                                     ----------
OIL & GAS - 5.5%
BP PLC Sponsored ADR (United Kingdom)        30,216   1,161,805
Marathon Oil Corporation                     24,400     509,960
Royal Dutch Petroleum Company - N.Y.
 Reg. (Netherlands)                          28,100   1,202,118
                                                     ----------
                                                      2,873,883
                                                     ----------
PHARMACEUTICALS - 1.9%
Bristol-Myers Squibb Company                 39,700     977,017
                                                     ----------
RESTAURANTS - 2.4%
McDonald's Corporation                       70,100   1,269,511
                                                     ----------
RETAILERS - 1.6%
Rite Aid Corporation (*)                    473,500     847,565
                                                     ----------
TELEPHONE SYSTEMS - 2.1%
Verizon Communications, Inc.                 29,200   1,102,592
                                                     ----------

DLB VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------


ISSUER                                       SHARES       VALUE

TRANSPORTATION - 2.4%
Union Pacific Corporation                    21,500  $1,269,575
                                                     ----------
TRAVEL SERVICES - 0.7%
Sabre Holdings Corporation (*)               20,100     385,518
                                                     ----------

TOTAL COMMON STOCKS (identified cost, $49,093,630)   47,606,739

                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 4.5%
Bank of Montreal, 1.75%, due 11/26/02     $ 693,776     693,776
Merrill Lynch & Co., 1.82%, due 11/26/02    198,368     198,368
Merrimac Money Market                       714,125     714,125
Royal Bank of Canada, 1.88%, due
 11/01/02                                   753,799     753,799
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $2,360,068)                                         2,360,068
REPURCHASE AGREEMENTS - 5.7%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $2,969,280 due on 11/01/02 (secured by
 Federal Government Agency, 6.504%, due
 on 12/01/22, with value of $3,117,893),
 at cost                                  2,969,202   2,969,202
                                                     ----------

TOTAL INVESTMENTS (identified cost, $54,422,900)     52,936,009

Other assets, less liabilities - (1.1%)                (597,298)
                                                     ----------

NET ASSETS - 100%                                    $52,338,711
                                                     ==========




ADR American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 99.8%

ISSUER                                     SHARES       VALUE

ADVERTISING - 0.2%
Omnicom Group, Inc.                           600  $   34,578
The Interpublic Group Companies, Inc.         900      10,773
                                                   ----------
                                                       45,351
                                                   ----------
AEROSPACE & DEFENSE - 1.7%
Goodrich Corporation                        2,200      33,220
Honeywell International, Inc.               2,300      55,062
Lockheed Martin Corporation                 1,300      75,270
Northrop Grumman Corporation (+)              300      30,939
Raytheon Company                              800      23,600
Textron, Inc.                               1,300      53,300
The Boeing Company                          3,700     110,075
TRW, Inc.                                     400      21,320
                                                   ----------
                                                      402,786
                                                   ----------
AIRLINES - 0.1%
Southwest Airlines Company                  1,450      21,170
                                                   ----------
APPAREL RETAILERS - 0.5%
Gap, Inc.                                   1,500      17,655
Kohl's Corporation (*)                        900      52,605
Limited Brands, Inc.                        3,100      48,577
Nordstrom, Inc.                               200       3,984
                                                   ----------
                                                      122,821
                                                   ----------
AUTOMOTIVE - 1.0%
CarMax, Inc. (*)(+)                           502       8,228
Cooper Tire & Rubber Company                1,700      22,117
Dana Corporation                            3,600      36,000
Delphi Corporation                          2,300      16,008
Ford Motor Company (+)                      3,400      28,764
General Motors Corporation (+)              1,700      56,525
Genuine Parts Company                         700      20,678
Harley-Davidson, Inc.                         600      31,380
Paccar, Inc.                                  350      15,442
The Goodyear Tire & Rubber Company            400       2,840
                                                   ----------
                                                      237,982
                                                   ----------
BANKING - 5.3%
Capital One Financial Corporation (+)       1,300      39,611
Charter One Financial, Inc.                   771      23,346
Citigroup, Inc.                            15,200     561,640
Fannie Mae                                  3,000     200,580
Freddie Mac                                 2,500     153,950
Golden West Financial Corporation             700      48,342

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

BANKING - CONTINUED
MBNA Corporation                            3,708  $   75,309
Washington Mutual, Inc.                     4,350     155,556
                                                   ----------
                                                    1,258,334
                                                   ----------
BEVERAGES, FOOD & TOBACCO - 5.6%
Adolph Coors Company Cl. B (+)                200      13,696
Anheuser-Busch Companies, Inc.              2,500     131,900
Archer-Daniels-Midland Company              2,525      34,390
Brown Forman Corporation                      100       7,229
Campbell Soup Company                       1,200      25,296
Coca-Cola Enterprises, Inc.                 1,300      30,992
ConAgra Foods, Inc.                         1,700      41,225
Hershey Foods Corporation                     500      32,535
Kellogg Company                             1,200      38,232
PepsiCo, Inc.                               5,120     225,792
Philip Morris Companies, Inc.               6,100     248,575
Safeway, Inc. (*)                           1,500      34,650
Sara Lee Corporation                        2,400      54,792
Starbucks Corporation (*)                   1,200      28,500
SuperValu, Inc.                               600      10,080
Sysco Corporation                           2,500      79,200
The Coca-Cola Company                       5,400     250,992
The Pepsi Bottling Group, Inc.                900      24,255
UST, Inc.                                     500      15,295
                                                   ----------
                                                    1,327,626
                                                   ----------
BUILDING MATERIALS - 0.1%
Louisiana-Pacific Corporation (*)             400       2,696
Masco Corporation                           1,500      30,840
                                                   ----------
                                                       33,536
                                                   ----------
CHEMICALS & PLASTICS - 1.5%
Air Products & Chemicals, Inc.                600      26,520
Avery-Dennison Corporation                    300      18,672
E.I. du Pont de Nemours and Company         2,800     115,500
Eastman Chemical Company                      300      10,902
Engelhard Corporation                         600      13,290
Great Lakes Chemical Corporation              900      21,888
International Flavors & Fragrances, Inc.      300      10,065
PPG Industries, Inc.                          500      23,515
Praxair, Inc.                                 500      27,250
Rohm & Haas Company                           600      19,962
Sealed Air Corporation (*)(+)                 200       3,064
The Dow Chemical Company                    2,600      67,574
                                                   ----------
                                                      358,202
                                                   ----------
COMMERCIAL SERVICES - 1.8%
Allied Waste Industries, Inc. (*)(+)        3,400      27,710
Apollo Group, Inc. Cl. A (*)                  600      24,900

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

COMMERCIAL SERVICES - CONTINUED
Cendant Corporation (*)                     3,900  $   44,850
Concord EFS, Inc. (*)                       1,400      19,992
eBay, Inc. (*)                                800      50,608
Equifax, Inc.                                 400       9,424
Fluor Corporation                             300       7,095
H&R Block, Inc.                             1,000      44,380
Halliburton Company                         1,500      24,270
Moody's Corporation                           400      18,840
Paychex, Inc.                               1,100      31,702
R.R. Donnelley & Sons Company               1,500      30,075
Ryder System, Inc.                          1,900      43,605
Waste Management, Inc.                      1,800      41,436
                                                   ----------
                                                      418,887
                                                   ----------
COMMUNICATIONS - 0.9%
Andrew Corporation (*)(+)                     300       2,580
CIENA Corporation (*)                       1,300       4,784
Motorola, Inc.                              8,400      77,028
Network Appliance, Inc. (*)                   900       8,074
Nextel Communications, Inc. Cl. A (*)(+)    2,300      25,944
Qualcomm, Inc. (*)                          2,200      75,944
Scientific-Atlanta, Inc.                    1,700      20,757
Tellabs, Inc. (*)                           1,200       9,216
                                                   ----------
                                                      224,327
                                                   ----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.1%
Autodesk, Inc.                                400       4,680
Computer Sciences Corporation (*)(+)          500      16,145
Unisys Corporation (*)                      1,100       9,603
                                                   ----------
                                                       30,428
                                                   ----------
COMPUTER PROGRAMMING SERVICES - 0.0%
Mercury Interactive Corporation (*)           300       7,911
                                                   ----------
COMPUTER RELATED SERVICES - 0.1%
Electronic Data Systems Corporation         1,400      21,084
                                                   ----------
COMPUTERS & INFORMATION - 5.1%
Apple Computer, Inc. (*)                    1,100      17,677
Cisco Systems, Inc. (*)                    27,285     305,046
Dell Computer Corporation (*)               9,500     271,795
EMC Corporation (*)                         6,700      34,237
Hewlett-Packard Company                     8,811     139,214
International Business Machines
 Corporation                                5,100     402,594
International Game Technology (*)             100       7,521
Jabil Circuit, Inc. (*)                       500       7,715
Pitney Bowes, Inc.                            800      26,840
Solectron Corporation (*)                   2,800       6,300
                                                   ----------
                                                    1,218,939
                                                   ----------

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

CONTAINERS & PACKAGING - 0.3%
Ball Corporation                              600  $   29,058
Bemis Company, Inc.                           200      10,418
Pactiv Corporation (*)                      1,400      27,776
                                                   ----------
                                                       67,252
                                                   ----------
COSMETICS & PERSONAL CARE - 2.7%
Alberto-Culver Company Cl. B (+)              200      10,324
Avon Products, Inc.                           700      33,943
Colgate-Palmolive Company                   1,600      87,968
Kimberly-Clark Corporation                  1,600      82,400
Procter & Gamble Company                    3,864     341,771
The Gillette Company                        3,100      92,628
                                                   ----------
                                                      649,034
                                                   ----------
DATA PROCESSING & PREPARATION - 0.8%
Automatic Data Processing, Inc.             1,100      46,783
Deluxe Corporation                          1,000      46,220
First Data Corporation                      2,200      76,868
Fiserv, Inc. (*)                              600      18,744
                                                   ----------
                                                      188,615
                                                   ----------
ELECTRIC UTILITIES - 2.5%
AES Corporation (*)                         2,000       3,540
Ameren Corporation                            400      16,160
American Electric Power Company, Inc.
 (+)                                          900      23,076
Calpine Corporation (*)(+)                  1,000       2,000
CenterPoint Energy, Inc.                    1,900      13,452
Cinergy Corporation                           300       9,333
Consolidated Edison, Inc.                     700      29,799
Constellation Energy Group, Inc.              500      12,790
Dominion Resources, Inc.                      800      38,400
DTE Energy Company                            600      27,054
Duke Energy Corporation                     1,500      30,735
Edison International (*)                    4,100      41,205
Entergy Corporation                           700      30,863
Exelon Corporation                          1,300      65,520
FirstEnergy Corporation                       900      29,205
FPL Group, Inc.                               500      29,490
Mirant Corporation (*)                      1,397       2,990
NiSource, Inc.                                500       8,260
PG&E Corporation (*)(+)                     1,200      13,020
Pinnacle West Capital Corporation             300       8,550
PPL Corporation                               500      17,305
Progress Energy, Inc.                         600      25,032
Public Service Enterprise Group, Inc.         400      11,460
Reliant Resources, Inc. (*)                 1,498       2,816
Sempra Energy                                 500      11,070
TECO Energy, Inc. (+)                         400       5,920
The Southern Company (+)                    2,100      62,370

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

ELECTRIC UTILITIES - CONTINUED
TXU Corporation                               900  $   12,915
Xcel Energy, Inc. (+)                       1,100      11,440
                                                   ----------
                                                      595,770
                                                   ----------
ELECTRICAL EQUIPMENT - 3.3%
General Electric Company                   29,200     737,300
Johnson Controls, Inc.                        400      31,200
Rockwell Automation, Inc.                     600       9,930
                                                   ----------
                                                      778,430
                                                   ----------
ELECTRONICS - 0.5%
American Power Conversion Corporation
 (*)                                          500       6,460
Emerson Electric Company                    1,200      57,816
LSI Logic Corporation (*)(+)                1,300       7,670
Molex, Inc.                                   500      13,205
Rockwell Collins, Inc.                      1,000      22,530
                                                   ----------
                                                      107,681
                                                   ----------
ELECTRONICS/SEMICONDUCTORS - 2.0%
Altera Corporation (*)                      1,000      11,720
Analog Devices, Inc. (*)                      700      18,760
Applied Materials, Inc. (*)                 4,900      73,647
Applied Micro Circuits Corporation (*)        800       3,136
Broadcom Corporation Cl. A (*)(+)             400       4,792
Intel Corporation                          15,200     262,960
Novellus Systems, Inc. (*)                    500      15,800
Nvidia Corporation (*)(+)                     500       5,950
Qlogic Corporation (*)(+)                     600      20,886
Texas Instruments, Inc.                     3,100      49,166
                                                   ----------
                                                      466,817
                                                   ----------
ENTERTAINMENT & LEISURE - 0.9%
Brunswick Corporation                         700      14,406
Eastman Kodak Company (+)                   1,000      32,950
Harrah's Entertainment, Inc. (*)            1,100      46,200
Hasbro, Inc.                                  400       4,088
Mattel, Inc.                                  800      14,688
The Walt Disney Company                     6,000     100,200
                                                   ----------
                                                      212,532
                                                   ----------
ENTERTAINMENT/MEDIA - 0.8%
AOL Time Warner, Inc. (*)                  13,196     194,641
                                                   ----------
FINANCIAL SERVICES - 3.4%
American Express Company                    3,900     141,843
Countrywide Credit Industries, Inc.         1,100      55,341
Equity Office Properties Trust REIT         2,000      48,160
Equity Residential REIT                       700      16,604
Franklin Resources, Inc.                      700      23,093

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

FINANCIAL SERVICES - CONTINUED
Household International, Inc.               1,400  $   33,264
Lehman Brothers Holdings, Inc.                500      26,635
Merrill Lynch & Company, Inc.               2,600      98,670
Morgan Stanley Dean Witter & Company        3,300     128,436
Simon Property Group, Inc. REIT               700      23,905
SLM Corporation (+)                           500      51,370
Stilwell Financial, Inc.                      900      10,539
The Bear Stearns Companies, Inc.              900      54,945
The Goldman Sachs Group, Inc.               1,300      93,080
                                                   ----------
                                                      805,885
                                                   ----------
FOOD RETAILERS - 0.5%
Albertson's, Inc. (+)                       1,200      26,772
The Kroger Company (*)                      2,900      43,036
Winn-Dixie Stores, Inc. (+)                 3,500      52,570
                                                   ----------
                                                      122,378
                                                   ----------
FOREST PRODUCTS & PAPER - 0.3%
Boise Cascade Corporation                     200       4,758
Georgia-Pacific Corporation                   600       7,320
International Paper Company                 1,400      48,902
Plum Creek Timber Company, Inc.               500      11,305
                                                   ----------
                                                       72,285
                                                   ----------
HEALTH CARE PROVIDERS - 1.1%
HCA, Inc.                                   1,500      65,235
Health Management Associates, Inc. (*)        700      13,384
Healthsouth Corporation (*)                 1,200       5,220
Humana, Inc. (*)                              500       6,090
Manor Care, Inc. (*)                          300       5,931
Tenet Healthcare Corporation (*)            1,500      43,125
UnitedHealth Group, Inc.                      900      81,855
Wellpoint Health Networks, Inc. (*)           600      45,126
                                                   ----------
                                                      265,966
                                                   ----------
HEAVY CONSTRUCTION - 0.1%
Centex Corporation                            700      31,836
                                                   ----------
HEAVY MACHINERY - 1.2%
American Standard Companies, Inc. (*)         200      13,340
Black & Decker Corporation                    700      32,732
Deere & Company                             1,100      51,029
Dover Corporation                             600      15,048
Ingersoll-Rand Company Cl. A                  500      19,500
McDermott International, Inc. (*)             200         710
Pall Corporation                              500       8,685
The Stanley Works                             200       6,474
United Technologies Corporation             2,100     129,507
W.W. Grainger, Inc.                           400      19,384
                                                   ----------
                                                      296,409
                                                   ----------

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
KB Home (+)                                   600  $   28,320
Leggett & Platt, Inc.                         400       8,340
Maytag Corporation                            200       5,160
Newell Rubbermaid, Inc.                       800      25,936
Pulte Homes, Inc.                             700      32,144
Whirlpool Corporation                         200       9,322
                                                   ----------
                                                      109,222
                                                   ----------
HOUSEHOLD PRODUCTS - 0.3%
Fortune Brands, Inc.                          400      20,024
Snap-On, Inc.                                 200       5,210
The Clorox Company                            900      40,437
                                                   ----------
                                                       65,671
                                                   ----------
INFORMATION RETRIEVAL SERVICES - 0.1%
Yahoo!, Inc. (*)(+)                         1,700      25,364
                                                   ----------
INSURANCE - 5.0%
ACE Ltd.                                      800      24,600
Aetna, Inc.                                   400      16,120
Aflac, Inc.                                 1,500      45,660
AMBAC Financial Group, Inc.                   400      24,720
American International Group, Inc.          6,226     389,436
Chubb Corporation                             500      28,205
Cigna Corporation                             500      18,070
Cincinnati Financial Corporation              500      18,995
Jefferson-Pilot Corporation                   600      24,090
John Hancock Financial Services, Inc.         900      26,370
Lincoln National Corporation                  600      18,306
Loews Corporation                             900      38,826
Marsh & McLennan Companies, Inc.            1,000      46,710
MBIA, Inc.                                    550      24,007
Metlife, Inc.                               3,100      74,028
MGIC Investment Corporation                   500      20,980
Principal Financial Group, Inc. (*)         1,000      28,050
Progressive Corporation                       700      38,500
Prudential Financial, Inc. (*)              1,700      49,640
Safeco Corporation (+)                        700      24,892
The Allstate Corporation                    3,100     123,318
The Hartford Financial Services Group,
 Inc.                                         700      27,650
Torchmark Corporation                         400      14,320
UnumProvident Corporation                   2,200      45,144
                                                   ----------
                                                    1,190,637
                                                   ----------
LODGING - 0.2%
Hilton Hotels Corporation                     800       9,840
Marriott International, Inc. Cl. A            800      24,744
Starwood Hotels & Resorts Worldwide,
 Inc.                                         700      16,310
                                                   ----------
                                                       50,894
                                                   ----------

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

MANUFACTURING - 1.6%
3M Company                                  1,100  $  139,634
Cooper Industries, Ltd. Cl. A                 300       9,447
Danaher Corporation                           500      28,925
Eaton Corporation                             300      20,517
Illinois Tool Works, Inc.                     824      50,594
ITT Industries, Inc.                          700      45,486
Tyco International Ltd. (Bermuda)           5,931      85,762
                                                   ----------
                                                      380,365
                                                   ----------
MEDIA - BROADCASTING & PUBLISHING - 1.9%
American Greetings Corporation (+)            200       3,008
Clear Channel Communication, Inc. (*)       1,800      66,690
Comcast Corporation (*)(+)                  1,700      39,117
Gannett Company, Inc.                         500      37,965
Meredith Corporation                          100       4,555
The McGraw-Hill Companies, Inc.               500      32,250
Tribune Company                             1,000      48,050
Viacom, Inc. Cl. B (*)                      5,200     231,972
                                                   ----------
                                                      463,607
                                                   ----------
MEDICAL SUPPLIES - 1.7%
Agilent Technologies, Inc. (*)              1,800      24,750
Allergan, Inc.                                200      10,890
Applera Corporation - Applied Biosystems
 Group                                        700      14,161
Bausch & Lomb, Inc.                           200       6,220
Baxter International, Inc. (+)              1,800      45,036
Becton Dickinson & Company                  1,000      29,510
Biomet, Inc.                                1,050      30,933
Boston Scientific Corporation (*)             800      30,104
C.R. Bard, Inc.                               500      27,965
Guidant Corporation (*)                     1,400      41,398
Medtronic, Inc. (+)                         1,400      62,720
St. Jude Medical, Inc. (*)                    600      21,366
Stryker Corporation                           600      37,860
Thermo Electron Corporation (*)               500       9,195
Waters Corporation (*)                        300       7,554
Zimmer Holdings, Inc. (*)                     300      12,366
                                                   ----------
                                                      412,028
                                                   ----------
METALS - 0.5%
Alcoa, Inc.                                 2,500      55,150
Crane Company                                 200       3,674
Freeport-McMoRan Copper & Gold, Inc. (*)      300       3,660
Newmont Mining Corporation                  1,200      29,664
Nucor Corporation                             300      12,642
Phelps Dodge Corporation (*)                  300       9,306
United States Steel Corporation               600       7,710
Worthington Industries, Inc.                  300       5,652
                                                   ----------
                                                      127,458
                                                   ----------

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

NATIONAL COMMERCIAL BANKS - 7.4%
AmSouth Bancorporation                      1,700  $   33,320
Bank of America Corporation                 5,700     397,860
Bank One Corporation                        3,500     134,995
BB&T Corporation                            1,400      50,750
Comerica, Inc.                                500      21,830
First Tennessee National Corporation        1,400      51,912
Fleet Boston Financial Corporation          1,800      42,102
Huntington Bancshares, Inc.                   800      15,128
J.P. Morgan Chase & Company                 5,864     121,678
KeyCorp                                     1,600      39,088
Marshall & Ilsley Corporation               1,000      28,160
National City Corporation                   2,300      62,399
PNC Financial Services Group, Inc.          1,000      40,660
Regions Financial Corporation                 700      23,709
SouthTrust Corporation                      1,400      35,868
State Street Corporation                      900      37,233
SunTrust Banks, Inc.                          900      54,756
Synovus Financial Corporation                 500      10,245
The Bank of New York, Inc.                  1,200      31,200
U.S. Bancorp                                5,500     115,995
Union Planters Corporation                    600      16,956
Wachovia Corporation                        3,900     135,681
Wells Fargo & Company                       4,900     247,303
Zions Bancorporation                          300      12,063
                                                   ----------
                                                    1,760,891
                                                   ----------
OFFICE EQUIPMENT/SUPPLIES - 0.1%
Lexmark International Group, Inc. (*)         300      17,826
Xerox Corporation (*)(+)                    2,100      13,944
                                                   ----------
                                                       31,770
                                                   ----------
OIL & GAS - 5.6%
Amerada Hess Corporation                      300      15,390
Anadarko Petroleum Corporation                700      31,178
Apache Corporation                            440      23,786
Ashland, Inc.                                 300       7,875
BJ Services Company (*)                       300       9,099
Burlington Resources, Inc.                    700      28,840
ChevronTexaco Corporation                   3,209     217,025
ConocoPhillips                              1,941      94,139
Devon Energy Corporation (+)                  900      45,450
El Paso Corporation                         1,984      15,376
Exxon Mobil Corporation                    17,200     578,952
Kerr-McGee Corporation                        200       8,700
KeySpan Corporation                           400      14,612
Kinder Morgan, Inc.                           500      18,305
Marathon Oil Corporation                    1,000      20,900
Nabors Industries Ltd. (*)                    400      13,988
Nicor, Inc.                                   200       6,208

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

OIL & GAS - CONTINUED
Noble Corporation (*)                         500  $   16,160
Occidental Petroleum Corporation            1,700      48,501
Peoples Energy Corporation                    200       7,270
Rowan Companies, Inc.                         400       8,156
Schlumberger Ltd.                           1,700      68,187
The Williams Companies, Inc.                1,600       3,008
Transocean, Inc. (Cayman Islands)           1,200      26,376
Unocal Corporation                            700      19,348
                                                   ----------
                                                    1,346,829
                                                   ----------
PHARMACEUTICALS - 10.7%
Abbott Laboratories                         2,800     117,236
AmerisourceBergen Corporation                 400      28,460
Amgen, Inc. (*)                             3,804     177,114
Biogen, Inc. (*)                              600      22,014
Bristol-Myers Squibb Company                5,800     142,738
Chiron Corporation (*)                        600      23,700
Eli Lilly & Company                         1,900     105,450
Forest Laboratories, Inc. (*)                 500      48,995
Genzyme Corporation (*)                       600      16,710
Johnson & Johnson                           8,984     527,810
King Pharmaceuticals, Inc. (*)              1,300      19,955
McKesson Corporation                        1,500      44,715
Merck & Company, Inc.                       6,800     368,832
Pfizer, Inc.                               15,625     496,406
Pharmacia Corporation                       3,900     167,700
Schering-Plough Corporation                 4,200      89,670
Sigma Aldrich Corporation                     200       9,150
Watson Pharmaceutical, Inc. (*)             1,000      27,490
Wyeth                                       3,900     130,650
                                                   ----------
                                                    2,564,795
                                                   ----------
PREPACKAGED SOFTWARE - 5.5%
Adobe Systems, Inc.                           600      14,184
BMC Software, Inc. (*)                        800      12,752
Computer Associates International, Inc.     1,700      25,262
Compuware Corporation (*)                   7,400      35,897
Electronic Arts, Inc. (*)                     300      19,536
Intuit, Inc. (*)                              700      36,344
Microsoft Corporation (*)                  15,997     855,360
Novell, Inc. (*)                            9,700      23,571
Oracle Corporation (*)                     17,000     174,250
Peoplesoft, Inc. (*)                        1,800      32,580
Rational Software Corporation (*)           5,400      35,748
Siebel Systems, Inc. (*)                    3,600      27,072
Sungard Data Systems, Inc. (*)                700      15,519
Veritas Software Corporation (*)              800      12,200
                                                   ----------
                                                    1,320,275
                                                   ----------

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

RESTAURANTS - 0.6%
Darden Restaurants, Inc.                    1,050  $   19,929
McDonald's Corporation                      3,800      68,818
Wendy's International, Inc.                   400      12,672
Yum! Brands, Inc. (*)                       1,700      38,301
                                                   ----------
                                                      139,720
                                                   ----------
RETAILERS - 6.2%
AutoZone, Inc. (*)                            400      34,308
Bed Bath & Beyond, Inc. (*)                   800      28,368
Best Buy Company, Inc. (*)                  1,000      20,610
Big Lots, Inc. (*)                          2,900      48,140
Circuit City Stores, Inc.                   1,600      15,856
Costco Wholesale Corporation (*)            1,300      44,109
CVS Corporation                             1,200      33,276
Dillards, Inc. Cl. A                        1,000      16,490
Dollar General Corporation                    900      12,564
Family Dollar Stores, Inc.                    500      15,395
Federated Department Stores, Inc. (*)       1,300      39,910
J.C. Penney Company, Inc. (+)                 800      15,240
Lowe's Companies, Inc.                      2,200      91,806
Office Depot, Inc. (*)                      2,100      30,219
RadioShack Corporation (+)                    500      10,450
Sears Roebuck and Company (+)               1,500      39,390
Sherwin-Williams Company                      400      10,940
Staples, Inc. (*)                           1,800      27,900
Target Corporation                          2,700      81,324
The Home Depot, Inc.                        6,800     196,384
The May Department Stores Company           1,000      23,350
TJX Companies, Inc.                         1,600      32,832
Toys 'R' Us, Inc. (*)                         800       7,992
Wal-Mart Stores, Inc.                      11,200     599,760
Walgreen Company                              300      10,125
                                                   ----------
                                                    1,486,738
                                                   ----------
STATE COMMERCIAL BANKS - 0.4%
Fifth Third Bancorp                         1,644     104,394
                                                   ----------
TELEPHONE SYSTEMS - 4.2%
Alltel Corporation                            900      44,739
AT&T Corporation                           11,100     144,744
AT&T Wireless Services, Inc. (*)(+)         7,900      54,273
BellSouth Corporation                       5,600     146,440
CenturyTel, Inc.                              400      11,332
SBC Communications, Inc.                    9,900     254,034
Sprint Corporation (FON Group)              4,000      49,680
Verizon Communications, Inc.                8,100     305,856
                                                   ----------
                                                    1,011,098
                                                   ----------
TEXTILES, CLOTHING & FABRICS - 1.0%
Jones Apparel Group, Inc. (*)(+)            1,400      48,496

DLB ENHANCED INDEX CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

TEXTILES, CLOTHING & FABRICS - CONTINUED
Liz Claiborne, Inc.                         1,600  $   47,552
Nike, Inc.                                    800      37,752
Reebok International Ltd. (*)               1,800      50,850
VF Corporation                              1,300      47,866
                                                   ----------
                                                      232,516
                                                   ----------
TRANSPORTATION - 1.9%
Burlington Northern Santa Fe Corporation    1,700      43,741
Carnival Corporation (+)                    2,600      67,912
CSX Corporation (+)                           756      20,866
FedEx Corporation                             900      47,871
Norfolk Southern Corporation                1,200      24,240
Union Pacific Corporation                   1,100      64,955
United Parcel Service, Inc. Cl. B (+)       3,200     192,032
                                                   ----------
                                                      461,617
                                                   ----------
TRAVEL SERVICES - 0.0%
Sabre Holdings Corporation (*)                500       9,590
                                                   ----------
TOTAL COMMON STOCKS (identified cost,
  $28,396,028)                                     23,880,394


                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 5.2%
Bank of Montreal, 1.75%, due 11/26/02      $366,214     366,214
Merrill Lynch & Co., 1.82%, due 11/26/02   104,710      104,710
Merrimac Money Market                      376,956      376,956
Royal Bank of Canada, 1.88%, due
 11/01/02                                  397,898      397,898
                                                     ----------
TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,245,778)                                         1,245,778
REPURCHASE AGREEMENTS - 0.2%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $46,756 due on 11/01/02 (secured by
 Federal Government Agency, 7.50%, due
 on 08/01/15, with value of $49,220), at
 cost                                       46,755       46,755
                                                     ----------
TOTAL INVESTMENTS (identified cost, $29,688,561)     25,172,927

Other assets, less liabilities - (5.2%)              (1,253,400)
                                                     ----------
NET ASSETS - 100%                                    $23,919,527
                                                     ==========




REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 100.1%

ISSUER                                     SHARES       VALUE

ADVERTISING - 0.4%
Omnicom Group, Inc.                           700  $   40,340
The Interpublic Group Companies, Inc.       1,400      16,758
                                                   ----------
                                                       57,098
                                                   ----------
AEROSPACE & DEFENSE - 0.7%
Honeywell International, Inc.                 300       7,182
Lockheed Martin Corporation                   300      17,370
The Boeing Company                          2,600      77,350
                                                   ----------
                                                      101,902
                                                   ----------
AIRLINES - 0.2%
JetBlue Airways Corporation (+)               300      12,117
SkyWest, Inc.                               1,200      18,205
                                                   ----------
                                                       30,322
                                                   ----------
APPAREL RETAILERS - 1.1%
Abercrombie & Fitch Company (*)               800      14,256
American Eagle Outfitters, Inc. (*)           400       5,808
Gap, Inc.                                   2,128      25,047
Kohl's Corporation (*)                      1,000      58,450
Limited Brands, Inc.                        1,040      16,297
Ross Stores, Inc.                             500      20,925
Talbots, Inc.                                 620      17,186
The Timberland Company Cl. A (+)              500      15,890
                                                   ----------
                                                      173,859
                                                   ----------
AUTOMOTIVE - 0.5%
ArvinMeritor, Inc.                          1,000      15,150
CarMax, Inc. (+)                              408       6,687
Harley-Davidson, Inc.                         800      41,840
Sonic Automotive, Inc. (*)                    500       7,875
                                                   ----------
                                                       71,552
                                                   ----------
BANKING - 4.1%
AmeriCredit Corporation (*)(+)                900       6,831
Capital One Financial Corporation (+)         800      24,376
Citigroup, Inc.                             3,400     125,630
Fannie Mae                                  3,500     234,010
Freddie Mac                                 2,400     147,792
MBNA Corporation                            3,900      79,209
New York Community Bancorp, Inc.              700      20,342
                                                   ----------
                                                      638,190
                                                   ----------
BEVERAGES, FOOD & TOBACCO - 7.2%
Anheuser-Busch Companies, Inc.              2,100     110,796
Brown Forman Corporation                      100       7,229
Coca-Cola Enterprises, Inc.                 1,000      23,840

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

BEVERAGES, FOOD & TOBACCO - CONTINUED
General Mills, Inc.                           600  $   24,792
H.J. Heinz Company                            500      16,080
Hershey Foods Corporation                     100       6,507
Kellogg Company                               600      19,116
Kraft Foods, Inc. Cl. A                       200       7,900
PepsiCo, Inc.                               6,290     277,389
Performance Food Group Company (+)            200       7,438
Philip Morris Companies, Inc.               4,700     191,525
Safeway, Inc. (*)                             800      18,480
Sara Lee Corporation                        1,500      34,245
Starbucks Corporation (*)                   1,300      30,875
Sysco Corporation                           2,400      76,032
The Coca-Cola Company                       5,000     232,400
The Pepsi Bottling Group, Inc.                700      18,865
UST, Inc.                                     400      12,236
                                                   ----------
                                                    1,115,745
                                                   ----------
BUILDING MATERIALS - 0.1%
Masco Corporation                             700      14,392
                                                   ----------
CHEMICALS & PLASTICS - 0.2%
Avery-Dennison Corporation                    200      12,448
Sealed Air Corporation (*)(+)                 700      10,724
The Scotts Company Cl. A (+)                  200       9,520
                                                   ----------
                                                       32,692
                                                   ----------
COMMERCIAL SERVICES - 2.8%
Affymetrix, Inc. (*)(+)                       100       2,610
Allied Waste Industries, Inc. (+)           1,100       8,965
Apollo Group, Inc. Cl. A (*)                  456      18,924
BearingPoint, Inc. (*)                      1,200       9,360
Career Education Corporation (*)              100       4,011
Certegy, Inc. (*)                             200       4,200
Concord EFS, Inc. (*)                       2,100      29,988
DeVry, Inc. (*)                               300       4,260
Dun & Bradstreet Corporation (*)              200       7,310
eBay, Inc. (*)                                639      40,423
Ecolab, Inc.                                  320      15,440
Equifax, Inc.                                 700      16,492
Fluor Corporation                             300       7,095
H&R Block, Inc.                             1,000      44,380
Halliburton Company                         1,300      21,034
Hotels.com Cl. A (+)                          300      18,705
Iron Mountain, Inc. (*)(+)                    150       4,231
Moody's Corporation                           500      23,550
Omnicare, Inc.                                100       2,173
Paychex, Inc.                               1,100      31,702
Pharmaceutical Product Development, Inc.
 (*)                                          200       5,480
Quest Diagnostics, Inc. (*)                   300      19,149

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

COMMERCIAL SERVICES - CONTINUED
Quintiles Transnational Corporation (*)       800  $    8,600
R.R. Donnelley & Sons Company                 700      14,035
Rent-A-Center, Inc. (*)                       200       8,870
Reynolds & Reynolds Company Cl. A             200       4,734
Ticketmaster, Inc. Cl. B (*)                1,100      25,960
United Rentals, Inc. (*)                      100         610
University of Phoenix Online (*)              566      17,603
Viad Corporation                              400       7,768
Waste Management, Inc.                        200       4,604
                                                   ----------
                                                      432,266
                                                   ----------
COMMUNICATIONS - 1.9%
Advanced Fibre Communication, Inc. (*)        500       8,089
CIENA Corporation (*)                       5,900      21,712
Comverse Technology, Inc. (+)                 700       5,040
EchoStar Communications Corporation Cl.
 A (*)                                      1,000      20,390
Harris Corporation                            100       2,638
L-3 Communications Holdings, Inc. (*)(+)      200       9,400
Motorola, Inc.                              8,900      81,613
Network Appliance, Inc. (*)                 1,100       9,868
Nextel Communications, Inc. Cl. A (*)(+)    2,100      23,688
Qualcomm, Inc. (*)                          2,700      93,204
Tellabs, Inc. (*)                             700       5,376
UTStarcom, Inc. (*)                           600      10,248
                                                   ----------
                                                      291,266
                                                   ----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
Autodesk, Inc.                                200       2,340
Cadence Design Systems, Inc. (*)              500       5,065
Computer Sciences Corporation (+)             100       3,229
Sun Microsystems, Inc. (*)                  3,600      10,660
Synopsys, Inc. (*)                            200       7,570
Unisys Corporation (*)                      1,200      10,476
                                                   ----------
                                                       39,340
                                                   ----------
COMPUTER PROGRAMMING SERVICES - 0.1%
Mercury Interactive Corporation (*)           300       7,911
RealNetworks, Inc. (*)                        300       1,053
VeriSign, Inc. (+)                            900       7,245
                                                   ----------
                                                       16,209
                                                   ----------
COMPUTER RELATED SERVICES - 0.4%
Checkfree Corporation (*)                     100       1,628
Electronic Data Systems Corporation         1,400      21,084
GTECH Holdings Corporation (*)                800      20,800
Ingram Micro, Inc. Cl. A (*)                  900      12,897
                                                   ----------
                                                       56,409
                                                   ----------

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

COMPUTERS & INFORMATION - 6.5%
CDW Computer Centers, Inc. (+)                300  $   15,906
Cisco Systems, Inc. (*)                    26,400     295,152
Dell Computer Corporation (*)              10,500     300,405
EMC Corporation (*)                         4,300      21,973
Emulex Corporation (*)                      1,500      26,925
International Business Machines
 Corporation                                2,800     221,032
International Game Technology (*)             252      18,953
Jabil Circuit, Inc. (*)                       600       9,258
Juniper Networks, Inc. (*)(+)               1,200       6,990
Lexmark International Group, Inc. (*)         500      29,710
Pitney Bowes, Inc.                            500      16,775
Solectron Corporation (*)                   8,200      18,450
Storage Technology Corporation (*)            900      15,912
                                                   ----------
                                                      997,441
                                                   ----------
CONTAINERS & PACKAGING - 0.1%
Ball Corporation                              400      19,372
                                                   ----------
COSMETICS & PERSONAL CARE - 3.1%
Colgate-Palmolive Company                   1,700      93,466
Kimberly-Clark Corporation                    900      46,350
Procter & Gamble Company                    2,800     247,660
The Dial Corporation                          900      19,134
The Estee Lauder Companies, Inc. Cl. A        200       5,824
The Gillette Company                        2,300      68,724
                                                   ----------
                                                      481,158
                                                   ----------
DATA PROCESSING & PREPARATION - 1.4%
Acxiom Corporation (*)                        300       3,780
Automatic Data Processing, Inc.             1,400      59,542
Ceridian Corporation (*)                      400       5,512
CSG Systems International, Inc. (*)           200       2,576
Deluxe Corporation                            500      23,110
First Data Corporation                      2,800      97,832
Fiserv, Inc. (*)                              750      23,430
                                                   ----------
                                                      215,782
                                                   ----------
ELECTRIC UTILITIES - 0.0%
AES Corporation (*)                           800       1,416
Mirant Corporation (*)                      1,000       2,140
                                                   ----------
                                                        3,556
                                                   ----------
ELECTRICAL EQUIPMENT - 6.1%
Energizer Holdings, Inc. (*)                  700      20,888
General Electric Company                   35,700     901,425
Kla-Tencor Corporation (*)                    500      17,805
                                                   ----------
                                                      940,118
                                                   ----------

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

ELECTRONICS - 0.5%
American Power Conversion Corporation
 (*)                                        1,800  $   23,256
General Motors Corporation Cl. H (*)        1,400      13,790
Gentex Corporation (*)                        300       8,844
LSI Logic Corporation (*)                     600       3,540
Microchip Technology, Inc. (*)                650      15,860
Molex, Inc. (+)                               400      10,564
RF Micro Devices, Inc. (*)(+)                 500       4,244
Rockwell Collins, Inc.                        200       4,506
                                                   ----------
                                                       84,604
                                                   ----------
ELECTRONICS/SEMICONDUCTORS - 4.5%
Altera Corporation (*)                      1,400      16,408
Analog Devices, Inc. (*)                    1,400      37,520
Applied Materials, Inc. (*)                 6,200      93,186
Applied Micro Circuits Corporation (*)      1,000       3,920
Broadcom Corporation Cl. A (*)(+)             300       3,594
Cymer, Inc. (+)                               200       5,024
Cypress Semiconductor Corporation (*)         400       2,248
Fairchild Semiconductor International,
 Inc. Cl. A (*)                               500       5,950
Intel Corporation                          20,000     346,000
International Rectifier Corporation (*)       400       6,908
Intersil Holding Corporation (*)              300       5,097
Linear Technology Corporation                 600      16,584
MKS Instruments, Inc. (*)                     100       1,313
National Semiconductor Corporation (*)        500       6,640
Novellus Systems, Inc. (*)                    600      18,960
Nvidia Corporation (*)(+)                     700       8,330
PMC-Sierra, Inc. (*)                          700       3,409
Qlogic Corporation (+)                        600      20,886
Semtech Corporation (*)                       300       4,239
Texas Instruments, Inc.                     3,800      60,268
Xilinx, Inc. (*)                            1,200      22,788
                                                   ----------
                                                      689,272
                                                   ----------
ENTERTAINMENT & LEISURE - 0.4%
Blockbuster, Inc. Cl. A                       100       2,397
Harrah's Entertainment, Inc. (*)              600      25,200
Mattel, Inc.                                1,100      20,196
Polaris Industries, Inc.                      200      12,598
Regal Entertainment Group Cl. A (*)           100       1,930
                                                   ----------
                                                       62,321
                                                   ----------
ENTERTAINMENT/MEDIA - 0.7%
AOL Time Warner, Inc. (*)                   7,150     105,463
                                                   ----------
FINANCIAL SERVICES - 1.9%
Affiliated Managers Group, Inc. (*)           300      15,576
Allied Capital Corporation (+)                200       4,210
American Express Company                    3,600     130,932

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

FINANCIAL SERVICES - CONTINUED
Doral Financial Corporation (Puerto
 Rico)                                        750  $   19,695
E*TRADE Group, Inc. (*)                     2,000       9,000
Eaton Vance Corporation                       300       8,613
Federated Investors, Inc. Cl. B               400      10,720
Household International, Inc.                 400       9,504
Investors Financial Services Corporation      200       6,134
LaBranche & Company, Inc. (*)(+)              100       2,701
Legg Mason, Inc.                              100       4,646
Rouse Company REIT                            300       8,895
SEI Investments Company (+)                   200       5,338
SLM Corporation                               600      61,644
Stilwell Financial, Inc.                      100       1,171
                                                   ----------
                                                      298,779
                                                   ----------
FOOD RETAILERS - 0.2%
The Kroger Company (*)                      2,300      34,132
Whole Foods Market, Inc. (*)                  100       4,665
                                                   ----------
                                                       38,797
                                                   ----------
HEALTH CARE PROVIDERS - 2.5%
Accredo Health, Inc. (*)                      100       4,628
Caremark Rx, Inc. (*)                       1,100      19,470
Coventry Health Care, Inc. (*)                600      20,076
DaVita, Inc. (+)                              900      21,573
Express Scripts, Inc. Cl. A (+)               200      10,870
HCA, Inc.                                   1,700      73,933
Health Management Associates, Inc. (*)        700      13,384
Laboratory Corporation of America
 Holdings (*)                                 500      12,050
Lincare Holdings, Inc. (*)                    200       6,814
Orthodontic Centers of America, Inc.
 (*)(+)                                       200       1,908
Tenet Healthcare Corporation (*)            1,800      51,750
Triad Hospitals, Inc. (*)                     200       7,300
UnitedHealth Group, Inc.                    1,000      90,950
Universal Health Services, Inc. Cl. B
 (*)                                          100       4,848
Wellpoint Health Networks, Inc. (*)           600      45,126
                                                   ----------
                                                      384,680
                                                   ----------
HEAVY CONSTRUCTION - 0.1%
Lennar Corporation (+)                        300      16,551
                                                   ----------
HEAVY MACHINERY - 0.8%
AGCO Corporation (*)                          200       5,080
American Standard Companies, Inc. (*)         200      13,340
Black & Decker Corporation                    300      14,028
Cooper Cameron Corporation (*)                200       9,324
Smith International, Inc. (*)                 200       6,252
United Technologies Corporation             1,000      61,670
Varian Medical Systems, Inc. (*)              400      19,288
                                                   ----------
                                                      128,982
                                                   ----------

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.3%
D.R. Horton, Inc.                             100  $    1,927
Herman Miller, Inc.                           200       3,610
HON Industries, Inc.                          400      10,220
La-Z-Boy, Inc.                                800      19,040
Maytag Corporation                            400      10,320
                                                   ----------
                                                       45,117
                                                   ----------
HOUSEHOLD PRODUCTS - 0.1%
The Clorox Company                            500      22,465
                                                   ----------
INFORMATION RETRIEVAL SERVICES - 0.2%
ChoicePoint, Inc. (*)                         266      10,071
Yahoo!, Inc. (*)(+)                         1,300      19,396
                                                   ----------
                                                       29,467
                                                   ----------
INSURANCE - 3.1%
AdvancePCS (*)                                400      10,040
Aflac, Inc.                                 1,000      30,440
AMBAC Financial Group, Inc.                   200      12,360
American International Group, Inc.          3,600     225,180
Anthem, Inc. (*)                              412      25,956
Arthur J. Gallagher & Company                 400      10,728
Brown & Brown, Inc.                           300       9,120
Health Net, Inc. (*)                          100       2,340
Marsh & McLennan Companies, Inc.            1,800      84,078
Mid Atlantic Medical Services, Inc. (*)       500      18,200
Oxford Health Plans, Inc. (*)                 600      21,336
Progressive Corporation                       500      27,500
                                                   ----------
                                                      477,278
                                                   ----------
LODGING - 0.3%
Mandalay Resort Group (*)                     400      11,316
Marriott International, Inc. Cl. A            320       9,898
MGM Mirage, Inc. (*)                          500      15,550
Starwood Hotels & Resorts Worldwide,
 Inc.                                         200       4,660
                                                   ----------
                                                       41,424
                                                   ----------
MANUFACTURING - 1.2%
3M Company                                  1,000     126,940
Danaher Corporation                           400      23,140
Illinois Tool Works, Inc.                     300      18,420
ITT Industries, Inc.                          200      12,996
Lam Research Corporation (*)                  700       8,813
                                                   ----------
                                                      190,309
                                                   ----------
MEDIA - BROADCASTING & PUBLISHING - 1.0%
Clear Channel Communication, Inc. (*)         900      33,345
Cumulus Media, Inc. Cl. A (*)                 400       6,856
Entercom Communications Corporation (*)       100       4,922

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

MEDIA - BROADCASTING & PUBLISHING - CONTINUED
Fox Entertainment Group, Inc. Cl. A (*)       200  $    4,882
Readers Digest Association, Inc. Cl. A        100       1,626
The McGraw-Hill Companies, Inc.               500      32,250
USA Interactive (*)(+)                        400      10,116
Viacom, Inc. Cl. B (*)                      1,255      55,986
Westwood One, Inc. (*)                        200       7,260
                                                   ----------
                                                      157,243
                                                   ----------
MEDICAL SUPPLIES - 2.9%
Agilent Technologies, Inc. (*)              1,100      15,125
Allergan, Inc.                                200      10,890
Apogent Technologies, Inc. (*)                200       3,636
Applera Corporation - Applied Biosystems
 Group                                        900      18,207
Baxter International, Inc.                  2,200      55,044
Biomet, Inc.                                  900      26,514
Boston Scientific Corporation (*)             700      26,341
Cytyc Corporation (+)                         400       4,184
Dentsply International, Inc.                  350      12,922
Fisher Scientific International, Inc.
 (*)                                          200       5,720
Guidant Corporation (*)                     1,400      41,398
Medtronic, Inc. (+)                         3,000     134,400
Patterson Dental Company (+)                  200      10,302
St. Jude Medical, Inc. (*)                    700      24,927
STERIS Corporation (*)                        200       5,306
Thermo Electron Corporation (*)               500       9,195
Waters Corporation (*)                        300       7,554
Zimmer Holdings, Inc. (*)                     700      28,854
                                                   ----------
                                                      440,519
                                                   ----------
METALS - 0.4%
Alcoa, Inc.                                   300       6,618
Freeport-McMoRan Copper & Gold, Inc.
 (*)(+)                                       400       4,880
Newmont Mining Corporation                  1,300      32,136
The Shaw Group, Inc. (+)                    1,200      17,952
                                                   ----------
                                                       61,586
                                                   ----------
NATIONAL COMMERCIAL BANKS - 0.9%
Commerce Bancorp, Inc. (+)                    200       9,182
Greater Bay Bancorp (+)                     1,000      15,240
Northern Trust Corporation                    200       6,964
State Street Corporation                      700      28,959
Synovus Financial Corporation                 600      12,294
TCF Financial Corporation                     100       4,244
The Bank of New York, Inc.                    900      23,400
Wells Fargo & Company                         700      35,329
                                                   ----------
                                                      135,612
                                                   ----------
OIL & GAS - 0.9%
Amerada Hess Corporation                      200      10,260

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

OIL & GAS - CONTINUED
Anadarko Petroleum Corporation                400  $   17,816
BJ Services Company (*)                       500      15,165
Burlington Resources, Inc.                    200       8,240
Diamond Offshore Drilling, Inc.               200       4,180
Ensco International, Inc.                     500      13,520
Forest Oil Corporation (*)                    100       2,495
Kinder Morgan, Inc. (*)                       100       3,661
Murphy Oil Corporation                        100       8,383
Newfield Exploration Company (*)              200       6,998
Ocean Energy, Inc.                            400       7,452
Patterson-UTI Energy, Inc. (+)                300       8,676
Pogo Producing Company                        300      10,815
Pride International, Inc. (*)                 200       2,776
Rowan Companies, Inc.                         400       8,156
The Williams Companies, Inc.                  176         331
Tidewater, Inc.                               200       5,634
XTO Energy, Inc.                              100       2,405
                                                   ----------
                                                      136,963
                                                   ----------
PHARMACEUTICALS - 18.9%
Abbott Laboratories                         4,100     171,667
AmerisourceBergen Corporation                 374      26,610
Amgen, Inc. (*)                             4,216     196,297
Barr Laboratories, Inc. (*)                   100       5,883
Biogen, Inc. (*)                              600      22,014
Bristol-Myers Squibb Company                1,600      39,376
Cardinal Health, Inc.                       1,000      69,210
Cephalon, Inc. (+)                            200      10,048
Charles River Laboratories
 International, Inc. (*)                      100       3,675
Chiron Corporation (*)                        400      15,800
Eli Lilly & Company                         2,000     111,000
Forest Laboratories, Inc. (*)                 600      58,794
Genentech, Inc. (*)                           500      17,045
Genzyme Corporation (*)                       400      11,140
Gilead Sciences, Inc. (*)                     800      27,792
Henry Schein, Inc. (*)                        100       5,017
Human Genome Sciences, Inc. (*)               500       4,885
ICN Pharmaceuticals, Inc. (*)               1,900      15,865
IDEC Pharmaceuticals Corporation (*)(+)       200       9,204
Invitrogen Corporation (*)                    500      13,910
IVAX Corporation (*)(+)                       675       8,471
Johnson & Johnson                          10,984     645,310
King Pharmaceuticals, Inc. (*)                900      13,815
McKesson Corporation                        1,000      29,810
Medicis Pharmaceutical Corporation Cl. A
 (+)                                          100       4,590
Medimmune, Inc. (*)                           600      15,330
Merck & Company, Inc.                       4,900     265,776
Millennium Pharmaceuticals, Inc. (*)          898       6,681

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

PHARMACEUTICALS - CONTINUED
Mylan Laboratories, Inc.                      600  $   18,882
Pfizer, Inc.                               20,500     651,285
Pharmacia Corporation                       4,800     206,400
Schering-Plough Corporation                 2,200      46,970
SICOR, Inc. (*)                               300       4,467
Watson Pharmaceutical, Inc. (*)               200       5,498
Wyeth                                       4,700     157,450
                                                   ----------
                                                    2,915,967
                                                   ----------
PREPACKAGED SOFTWARE - 8.4%
Activision, Inc. (*)                          200       4,100
Adobe Systems, Inc.                           900      21,276
BEA Systems, Inc. (*)                       1,400      11,325
BMC Software, Inc. (*)                        500       7,970
Brocade Communications Systems, Inc. (*)      800       5,496
Citrix Systems, Inc. (*)                      900       6,795
Compuware Corporation (*)                     600       2,911
Electronic Arts, Inc. (*)                     300      19,536
Intuit, Inc. (*)                              600      31,152
J.D. Edwards & Company (*)                  1,800      21,348
Microsoft Corporation (*)                  16,098     860,760
Network Associates, Inc. (*)(+)               500       7,945
Oracle Corporation (*)                     14,900     152,725
Peoplesoft, Inc. (*)                        1,100      19,910
Pixar, Inc. (*)                               200      10,206
Rational Software Corporation (*)           1,900      12,578
Siebel Systems, Inc. (*)                    1,500      11,280
Sungard Data Systems, Inc. (*)              1,000      22,170
Sybase, Inc. (*)                              700       8,967
Symantec Corporation (*)(+)                   800      32,000
Veritas Software Corporation (*)            1,300      19,825
                                                   ----------
                                                    1,290,275
                                                   ----------
REAL ESTATE - 0.1%
Catellus Development Corporation (*)          900      16,020
                                                   ----------
RESTAURANTS - 0.5%
Applebee's International, Inc.                200       4,758
Aramark Corporation Cl. B (*)                 400       8,440
Brinker International, Inc. (*)               200       5,678
CBRL Group, Inc.                              100       2,343
Darden Restaurants, Inc.                      800      15,184
Outback Steakhouse, Inc. (*)                  100       3,405
Ruby Tuesday, Inc.                            400       6,980
Wendy's International, Inc.                   200       6,336
Yum! Brands, Inc. (*)                       1,000      22,530
                                                   ----------
                                                       75,654
                                                   ----------

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

RETAILERS - 9.6%
Amazon.com, Inc. (*)(+)                       700  $   13,552
AutoZone, Inc. (*)                            400      34,308
Barnes & Noble, Inc. (+)                      100       2,110
Bed Bath & Beyond, Inc. (*)                 1,200      42,552
Best Buy Company, Inc. (*)                  1,200      24,732
Big Lots, Inc. (*)                          1,300      21,580
BJ's Wholesale Club, Inc. (*)                 300       6,066
Borders Group, Inc. (*)                       100       1,723
Circuit City Stores, Inc.                     600       5,946
Costco Wholesale Corporation (*)              800      27,144
Dollar General Corporation                  1,100      15,356
Dollar Tree Stores, Inc. (*)                  500      13,145
Family Dollar Stores, Inc.                    600      18,474
Foot Locker, Inc. (+)                         200       1,960
GameStop Corporation (*)                      400       7,160
Lowe's Companies, Inc.                      2,900     121,017
Michaels Stores, Inc. (*)                     300      13,488
Petsmart, Inc. (*)                            900      17,199
Pier 1 Imports, Inc.                        1,000      18,850
RadioShack Corporation (+)                    700      14,630
Staples, Inc. (*)                           2,200      34,100
Target Corporation                          3,200      96,384
Tech Data Corporation (*)                     200       6,390
The Home Depot, Inc.                       10,600     306,128
Tiffany & Company                             200       5,236
TJX Companies, Inc.                         2,500      51,300
Wal-Mart Stores, Inc.                       8,700     465,885
Walgreen Company                            1,800      60,750
Williams-Sonoma, Inc. (*)                     400       9,520
Zale Corporation (*)                          700      20,440
                                                   ----------
                                                    1,477,125
                                                   ----------
STATE COMMERCIAL BANKS - 0.8%
Fifth Third Bancorp                         1,736     110,236
North Fork Bancorporation                     200       7,692
                                                   ----------
                                                      117,928
                                                   ----------
TELEPHONE SYSTEMS - 0.3%
AT&T Wireless Services, Inc. (*)(+)         4,100      28,167
Level 3 Communications, Inc. (*)(+)         1,100       5,235
Qwest Communications International, Inc.
 (*)                                        2,400       8,136
West Corporation (*)                          100       1,604
                                                   ----------
                                                       43,142
                                                   ----------
TEXTILES, CLOTHING & FABRICS - 0.4%
Coach, Inc. (*)                               600      17,850
Columbia Sportswear Company (*)               200       8,044
Jones Apparel Group, Inc. (*)                 688      23,832

DLB ENHANCED INDEX GROWTH FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

TEXTILES, CLOTHING & FABRICS - CONTINUED
Mohawk Industries, Inc. (*)                   100  $    5,355
Nike, Inc.                                    100       4,719
                                                   ----------
                                                       59,800
                                                   ----------
TRANSPORTATION - 0.9%
C.H. Robinson Worldwide, Inc.                 200       5,914
Expedia, Inc. Cl. A (*)(+)                    400      27,064
Expeditors International Washington,
 Inc.                                         400      12,604
Swift Transportation Company, Inc. (*)        900      14,481
United Parcel Service, Inc. Cl. B (+)       1,300      78,013
                                                   ----------
                                                      138,076
                                                   ----------
TRAVEL SERVICES - 0.1%
Sabre Holdings Corporation (*)                600      11,508
                                                   ----------

TOTAL COMMON STOCKS (identified cost,
  $19,094,355)                                     15,421,596
RIGHTS - 0.0%
Allied Capital Corporation, expiring
 11/21/02
 (identified cost, $0) (*)(++)                200           0
                                                   ----------


                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 5.0%
Bank of Montreal, 1.75%, due 11/26/02      $226,848     226,848
Merrill Lynch & Co., 1.82%, due 11/26/02    64,862       64,862
Merrimac Money Market                      233,502      233,502
Royal Bank of Canada, 1.88%, due
 11/01/02                                  246,474      246,474
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $771,686)                                             771,686
                                                     ----------
REPURCHASE AGREEMENTS - 0.1%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $17,001 due on 11/01/02 (secured by
 Federal Government Agency, 2.25%, due
 on 01/15/29, with value of $17,856), at
 cost                                       17,000       17,000
                                                     ----------

TOTAL INVESTMENTS (identified cost, $19,883,041)     16,210,282

Other assets, less liabilities - (5.2%)                (794,590)
                                                     ----------

NET ASSETS - 100%                                    $15,415,692
                                                     ==========




REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan
(++) Security is valued in good faith under procedures established by the Board of Trustees


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%

ISSUER                                     SHARES       VALUE

AEROSPACE & DEFENSE - 2.0%
Goodrich Corporation                          900  $   13,590
Honeywell International, Inc.               4,000      95,760
Lockheed Martin Corporation                 1,600      92,640
Northrop Grumman Corporation (+)              560      57,753
Raytheon Company                            2,300      67,850
Textron, Inc.                                 700      28,700
The Boeing Company                          1,500      44,625
TRW, Inc.                                     600      31,980
                                                   ----------
                                                      432,898
                                                   ----------
AIRLINES - 0.2%
JetBlue Airways Corporation (*)               300      12,117
Northwest Airlines Corporation Cl. A (*)      200       1,370
SkyWest, Inc.                                 900      13,654
Southwest Airlines Company                  1,200      17,520
                                                   ----------
                                                       44,661
                                                   ----------
APPAREL RETAILERS - 0.2%
Limited Brands, Inc.                        1,900      29,773
Nordstrom, Inc.                               300       5,976
                                                   ----------
                                                       35,749
                                                   ----------
AUTOMOTIVE - 1.9%
American Axle & Manufacturing Holdings,
 Inc. (*)                                     900      21,330
ArvinMeritor, Inc.                          1,600      24,240
Autoliv, Inc.                                 400       7,760
AutoNation, Inc. (*)                        2,700      28,647
BorgWarner, Inc.                              200       8,996
CarMax, Inc. (+)                              345       5,655
Cooper Tire & Rubber Company                1,400      18,214
Dana Corporation                            2,200      22,000
Delphi Corporation                          3,100      21,576
Ford Motor Company (+)                      8,200      69,372
General Motors Corporation (+)              3,400     113,050
Genuine Parts Company                         900      26,586
Harsco Corporation                            200       5,130
Paccar, Inc.                                  700      30,884
Sonic Automotive, Inc. (*)                    600       9,450
SPX Corporation (*)                           200       8,402
The Goodyear Tire & Rubber Company            600       4,260
                                                   ----------
                                                      425,552
                                                   ----------
BANKING - 6.7%
AmeriCredit Corporation (+)                 2,100      15,939
Astoria Financial Corporation                 700      18,326
Capitol Federal Financial                     200       4,698
Charter One Financial, Inc.                 1,197      36,245

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

BANKING - CONTINUED
Citigroup, Inc.                            22,700  $  838,765
Downey Financial Corporation                  200       7,740
Freddie Mac                                   300      18,474
Golden State Bancorp, Inc.                    600      22,074
Golden West Financial Corporation             900      62,154
Greenpoint Financial Corporation              800      34,856
Hudson City Bancorp, Inc.                   1,600      29,824
Independence Community Bank Corporation     1,200      30,804
New York Community Bancorp, Inc.            1,100      31,966
Providian Financial Corporation (*)           800       3,560
Roslyn Bancorp, Inc.                        1,600      26,494
Sovereign Bancorp, Inc. (+)                 2,500      35,200
Washington Federal, Inc.                      430      10,604
Washington Mutual, Inc. (+)                 6,789     242,775
Webster Financial Corporation                 500      16,205
                                                   ----------
                                                    1,486,703
                                                   ----------
BEVERAGES, FOOD & TOBACCO - 3.2%
Adolph Coors Company Cl. B (+)                200      13,696
Anheuser-Busch Companies, Inc.              1,500      79,140
Archer-Daniels-Midland Company              3,100      42,222
Campbell Soup Company                       1,200      25,296
Coca-Cola Enterprises, Inc.                   100       2,384
ConAgra Foods, Inc.                         2,800      67,900
Constellation Brands, Inc. Cl. A (*)          200       5,066
Dean Foods Company (+)                        400      14,996
Dole Food Company, Inc.                     1,200      35,256
Hershey Foods Corporation                     200      13,014
Hormel Foods Corporation                      300       7,260
Kellogg Company                               700      22,302
Kraft Foods, Inc. Cl. A                       700      27,650
Loews Corporation - Carolina Group            200       4,000
PepsiAmericas, Inc.                         1,300      19,955
Philip Morris Companies, Inc.               4,500     183,375
RJ Reynolds Tobacco Holdings, Inc.            600      24,330
Safeway, Inc. (*)                           1,200      27,720
Sara Lee Corporation                        2,100      47,943
Smithfield Foods, Inc. (*)                    620       9,635
SuperValu, Inc.                               800      13,440
Tyson Foods, Inc. Cl. A                     1,200      13,284
UST, Inc.                                     500      15,295
                                                   ----------
                                                      715,159
                                                   ----------
BUILDING MATERIALS - 0.2%
Lafarge North America, Inc.                   300       8,895
Martin Marietta Materials, Inc.               300       8,352
Masco Corporation                           1,300      26,728
                                                   ----------
                                                       43,975
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.              1,200  $   53,040
Albemarle Corporation                         100       2,812
Avery-Dennison Corporation                    200      12,448
E.I. du Pont de Nemours and Company         5,400     222,750
Eastman Chemical Company                      400      14,536
Engelhard Corporation                         600      13,290
Hercules, Inc. (*)                            400       3,840
IMC Global, Inc.                              500       5,500
International Flavors & Fragrances, Inc.      200       6,710
Lubrizol Corporation                          563      16,327
Lyondell Chemical Company                     600       7,500
Monsanto Company                            1,400      23,142
PPG Industries, Inc.                        1,000      47,030
Praxair, Inc.                                 900      49,050
Rohm & Haas Company                         1,100      36,597
RPM, Inc.                                     600       9,036
The Dow Chemical Company                    4,900     127,351
                                                   ----------
                                                      650,959
                                                   ----------
COAL - 0.0%
Peabody Energy Corporation                    100       2,575
                                                   ----------
COMMERCIAL SERVICES - 1.3%
Allied Waste Industries, Inc. (+)             400       3,260
Cendant Corporation (*)(+)                  6,190      71,185
Dun & Bradstreet Corporation (*)              100       3,655
Fluor Corporation                             600      14,190
Halliburton Company                         1,400      22,652
Iron Mountain, Inc. (+)                       150       4,231
Jacobs Engineering Group, Inc. (*)            100       3,029
Manpower, Inc. (+)                            100       3,410
Quintiles Transnational Corporation (*)       300       3,225
R.R. Donnelley & Sons Company                 200       4,010
Rent-A-Center, Inc. (*)                       100       4,435
Republic Services, Inc. (*)                   900      18,522
Ryder System, Inc.                            700      16,065
Servicemaster Company                       1,600      16,400
Ticketmaster, Inc. Cl. B (*)                1,900      44,840
United Rentals, Inc. (*)                      300       1,830
Valassis Communications, Inc. (*)             300       7,740
Viad Corporation                              100       1,942
Waste Management, Inc.                      1,500      34,530
                                                   ----------
                                                      279,151
                                                   ----------
COMMUNICATIONS - 0.6%
Advanced Fibre Communication, Inc. (*)        900      14,561
Andrew Corporation (*)                        400       3,440
CIENA Corporation (*)                       7,700      28,336
Citizens Communications Company (*)           500       4,160

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

COMMUNICATIONS - CONTINUED
Comverse Technology, Inc. (+)                 500  $    3,600
Harris Corporation                            100       2,638
Motorola, Inc.                              4,600      42,182
Scientific-Atlanta, Inc.                    1,300      15,873
Tellabs, Inc. (*)                           1,200       9,216
                                                   ----------
                                                      124,006
                                                   ----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
3Com Corporation (*)                        3,600      15,188
Autodesk, Inc.                                600       7,020
Computer Sciences Corporation (+)             800      25,832
Unisys Corporation (*)                      2,300      20,079
                                                   ----------
                                                       68,119
                                                   ----------
COMPUTER RELATED SERVICES - 0.2%
GTECH Holdings Corporation (*)              1,100      28,600
Ingram Micro, Inc. Cl. A (*)                1,800      25,794
                                                   ----------
                                                       54,394
                                                   ----------
COMPUTERS & INFORMATION - 3.6%
Apple Computer, Inc. (*)                    1,800      28,926
EMC Corporation (*)                         5,700      29,127
Emulex Corporation (*)                        900      16,155
Hewlett-Packard Company                    16,584     262,027
International Business Machines
 Corporation                                4,900     386,806
Jabil Circuit, Inc. (*)                       100       1,543
Pitney Bowes, Inc.                            500      16,775
Solectron Corporation (*)                  11,600      26,100
Storage Technology Corporation (*)          1,300      22,984
Symbol Technologies, Inc.                     600       5,190
                                                   ----------
                                                      795,633
                                                   ----------
CONTAINERS & PACKAGING - 0.4%
Ball Corporation                              400      19,372
Bemis Company, Inc.                           200      10,418
Owens-Illinois, Inc. (*)                    2,500      29,975
Pactiv Corporation (*)                      1,213      24,066
Temple-Inland, Inc.                           300      12,306
                                                   ----------
                                                       96,137
                                                   ----------
COSMETICS & PERSONAL CARE - 2.3%
Alberto-Culver Company Cl. B (+)              200      10,324
Avon Products, Inc.                         1,200      58,188
Colgate-Palmolive Company                     300      16,494
Kimberly-Clark Corporation                  1,400      72,100
Procter & Gamble Company                    2,900     256,505
The Dial Corporation                        1,200      25,512
The Gillette Company                        2,300      68,724
                                                   ----------
                                                      507,847
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

DATA PROCESSING & PREPARATION - 0.1%
Ceridian Corporation (*)                      600  $    8,268
NCR Corporation (*)                           400       8,896
WebMD Corporation (*)                         700       4,417
                                                   ----------
                                                       21,581
                                                   ----------
ELECTRIC UTILITIES - 5.0%
AES Corporation (*)                         1,400       2,478
ALLETE, Inc.                                  485      10,389
Ameren Corporation                            700      28,280
American Electric Power Company, Inc.
 (+)                                        1,100      28,204
Calpine Corporation (+)                     1,300       2,600
CenterPoint Energy, Inc.                    1,800      12,744
Cinergy Corporation                           900      27,999
CMS Energy Corporation (+)                    600       4,698
Consolidated Edison, Inc.                   1,100      46,827
Constellation Energy Group, Inc.              800      20,464
Dominion Resources, Inc.                    1,464      70,272
DPL, Inc.                                     600       8,280
DTE Energy Company                            837      37,740
Duke Energy Corporation                     2,700      55,323
Edison International (*)                    3,100      31,155
Energy East Corporation                       600      12,780
Entergy Corporation                         1,400      61,726
Exelon Corporation                          2,000     100,800
FirstEnergy Corporation                     1,500      48,675
FPL Group, Inc.                               900      53,082
Great Plains Energy, Inc.                     317       7,148
Hawaiian Electric Industries, Inc.            100       4,787
Mirant Corporation (*)                      3,700       7,918
NiSource, Inc.                              1,000      16,520
Northeast Utilities                           700      10,535
NSTAR                                         200       8,390
Pepco Holdings, Inc.                          800      16,560
PG&E Corporation (+)                        2,500      27,125
Pinnacle West Capital Corporation             400      11,400
PPL Corporation                               800      27,688
Progress Energy, Inc.                       1,100      45,892
Public Service Enterprise Group, Inc.         700      20,055
Puget Energy, Inc.                            400       8,516
Reliant Resources, Inc. (*)                 1,719       3,232
Scana Corporation                             600      17,508
Sempra Energy                               1,200      26,568
TECO Energy, Inc. (+)                         800      11,840
The Southern Company (+)                    3,800     112,860
TXU Corporation                             1,400      20,090
Wisconsin Energy Corporation                  800      18,384
Xcel Energy, Inc. (+)                       2,050      21,320
                                                   ----------
                                                    1,108,852
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

ELECTRICAL EQUIPMENT - 0.5%
Energizer Holdings, Inc. (*)                1,200  $   35,808
Hubbell, Inc. Cl. B                           300      10,185
Johnson Controls, Inc.                        500      39,000
Rockwell Automation, Inc.                     900      14,895
                                                   ----------
                                                       99,888
                                                   ----------
ELECTRONICS - 0.8%
American Power Conversion Corporation
 (*)                                          700       9,044
Arrow Electronics, Inc. (*)                   400       5,252
Avnet, Inc.                                   600       5,580
AVX Corporation                               300       2,826
Emerson Electric Company                    2,200     105,996
General Motors Corporation Cl. H (*)        2,200      21,670
LSI Logic Corporation (*)                   1,100       6,490
Rockwell Collins, Inc.                      1,000      22,530
Vishay Intertechnology, Inc. (*)              600       6,180
                                                   ----------
                                                      185,568
                                                   ----------
ELECTRONICS/SEMICONDUCTORS - 0.1%
Applied Micro Circuits Corporation (*)        800       3,136
Broadcom Corporation Cl. A (+)                400       4,792
Intersil Holding Corporation (*)              200       3,398
                                                   ----------
                                                       11,326
                                                   ----------
ENTERTAINMENT & LEISURE - 1.5%
Blockbuster, Inc. Cl. A                       100       2,397
Brunswick Corporation                         600      12,348
Eastman Kodak Company (+)                   1,500      49,425
Harrah's Entertainment, Inc. (*)              600      25,200
Hasbro, Inc.                                  400       4,088
International Speedway Corporation Cl. A      100       3,894
Liberty Media Corporation Cl. A (*)         3,100      25,637
Mattel, Inc.                                  200       3,672
Park Place Entertainment Corporation (*)    2,200      15,950
The Walt Disney Company                    11,500     192,050
                                                   ----------
                                                      334,661
                                                   ----------
FINANCIAL SERVICES - 6.0%
A.G. Edwards, Inc.                            400      13,160
Affiliated Managers Group, Inc. (*)           100       5,192
Allied Capital Corporation                    300       6,315
AMB Property Corporation REIT                 400      10,720
American Express Company                    2,400      87,288
Annaly Mortgage Management, Inc. REIT       1,500      26,295
Apartment Investment & Management
 Company Cl. A REIT                           400      14,056
AvalonBay Communities, Inc. REIT              200       7,540
Boston Properties, Inc. REIT                  400      14,280
CarrAmerica Realty Corporation REIT           200       4,748
Countrywide Credit Industries, Inc.           900      45,279

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

FINANCIAL SERVICES - CONTINUED
Crescent Real Estate Equities Company
 REIT                                         400  $    5,900
Developers Diversified Realty
 Corporation REIT                             300       6,420
Doral Financial Corporation (Puerto
 Rico)                                      1,200      31,512
Duke Realty Corporation REIT                  600      14,580
E*TRADE Group, Inc. (*)                     7,100      31,950
Equity Office Properties Trust REIT         2,798      67,376
Equity Residential REIT                     1,200      28,464
Franklin Resources, Inc.                      900      29,691
General Growth Properties, Inc. REIT (+)      300      14,424
Host Marriott Corporation REIT (+)          1,100       9,020
Household International, Inc.               2,100      49,896
IndyMac Bancorp, Inc. (*)                     400       7,456
iStar Financial, Inc.                       1,000      28,400
Kimco Realty Corporation REIT                 400      12,120
LaBranche & Company, Inc. (+)                 200       5,402
Legg Mason, Inc.                              300      13,938
Lehman Brothers Holdings, Inc.              1,300      69,251
Liberty Property Trust REIT                   300       8,802
Mack-Cali Realty Corporation REIT             800      23,112
Merrill Lynch & Company, Inc.               4,600     174,570
Morgan Stanley Dean Witter & Company        5,900     229,628
ProLogis Trust REIT                           669      16,190
Raymond James Financial, Inc.                 200       6,260
Regency Centers Corporation REIT              100       3,126
Rouse Company REIT                            300       8,895
Simon Property Group, Inc. REIT               700      23,905
Stilwell Financial, Inc.                    1,000      11,710
The Bear Stearns Companies, Inc.              700      42,735
The Goldman Sachs Group, Inc.               1,300      93,080
Trizec Properties, Inc. REIT                  500       5,075
United Dominion Realty Trust, Inc. REIT       600       8,658
Vornado Realty Trust REIT                     300      11,025
                                                   ----------
                                                    1,327,444
                                                   ----------
FOOD RETAILERS - 0.2%
Albertson's, Inc. (+)                       1,600      35,696
The Kroger Company (*)                        800      11,872
Winn-Dixie Stores, Inc.                       200       3,004
                                                   ----------
                                                       50,572
                                                   ----------
FOREST PRODUCTS & PAPER - 0.8%
Boise Cascade Corporation                     300       7,137
Georgia-Pacific Corporation                 1,500      18,300
International Paper Company                 2,700      94,311
Plum Creek Timber Company, Inc.               774      17,500
Rayonier, Inc.                                200       8,436

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

FOREST PRODUCTS & PAPER - CONTINUED
Smurfit-Stone Container Corporation (*)     1,000  $   13,010
Sonoco Products Company                       600      14,100
                                                   ----------
                                                      172,794
                                                   ----------
HEALTH CARE PROVIDERS - 0.3%
Coventry Health Care, Inc. (*)              1,000      33,460
Healthsouth Corporation (*)                 1,700       7,395
Humana, Inc. (*)                              700       8,526
Manor Care, Inc. (*)                          500       9,885
Triad Hospitals, Inc. (*)                     100       3,650
                                                   ----------
                                                       62,916
                                                   ----------
HEAVY CONSTRUCTION - 0.3%
Centex Corporation                            500      22,740
Lennar Corporation (+)                        600      33,102
                                                   ----------
                                                       55,842
                                                   ----------
HEAVY MACHINERY - 1.5%
AGCO Corporation (*)                          200       5,080
American Standard Companies, Inc. (*)         100       6,670
Black & Decker Corporation                    200       9,352
Deere & Company                             1,700      78,863
Dover Corporation                           1,000      25,080
FMC Technologies, Inc. (*)                    300       5,550
Pall Corporation                              400       6,948
Timken Company                                800      14,576
United Technologies Corporation             2,000     123,340
W.W. Grainger, Inc.                           600      29,076
York International Corporation              1,000      23,520
                                                   ----------
                                                      328,055
                                                   ----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.1%
D.R. Horton, Inc.                             500       9,635
Hillenbrand Industries, Inc.                  500      26,000
HON Industries, Inc.                          700      17,885
KB Home                                       600      28,320
La-Z-Boy, Inc.                                800      19,040
Lear Corporation (+)                          700      25,585
Leggett & Platt, Inc.                         400       8,340
Newell Rubbermaid, Inc.                     1,100      35,662
Pulte Homes, Inc.                             500      22,960
The Ryland Group, Inc.                        800      33,280
Toll Brothers, Inc. (*)                       500      10,240
Whirlpool Corporation                         300      13,983
                                                   ----------
                                                      250,930
                                                   ----------
HOUSEHOLD PRODUCTS - 0.3%
Fortune Brands, Inc.                          700      35,042
Snap-On, Inc.                                 300       7,815

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

HOUSEHOLD PRODUCTS - CONTINUED
The Clorox Company                            500  $   22,465
The Valspar Corporation                       100       4,177
                                                   ----------
                                                       69,499
                                                   ----------
INSURANCE - 7.2%
Aetna, Inc.                                   700      28,210
Aflac, Inc.                                 1,400      42,616
Allmerica Financial Corporation (+)           200       1,702
AMBAC Financial Group, Inc.                   500      30,900
American Financial Group, Inc.              1,100      25,498
American International Group, Inc.          5,458     341,398
AmerUs Group Company                          200       5,740
Anthem, Inc. (*)                              212      13,356
Chubb Corporation                             600      33,846
Cigna Corporation                             600      21,684
CNA Financial Corporation (*)               1,100      28,963
Erie Indemnity Company Cl. A                  100       3,995
Fidelity National Financial, Inc.           1,260      38,052
First American Corporation                  1,500      30,675
HCC Insurance Holdings, Inc.                  200       4,906
Health Net, Inc. (*)                          500      11,700
Jefferson-Pilot Corporation                   800      32,120
John Hancock Financial Services, Inc.       1,600      46,880
Leucadia National Corporation                 200       7,502
Lincoln National Corporation                  700      21,357
Loews Corporation                             900      38,826
Marsh & McLennan Companies, Inc.              200       9,342
MBIA, Inc.                                    750      32,737
Mercury General Corporation                   100       4,150
Metlife, Inc.                               1,600      38,208
MGIC Investment Corporation                   600      25,176
Nationwide Financial Services, Inc. Cl.
 A                                            100       2,770
Old Republic International Corporation      1,300      38,753
Phoenix Companies, Inc.                       500       4,525
PMI Group, Inc.                               700      20,860
Principal Financial Group, Inc. (*)         1,600      44,880
Progressive Corporation                       600      33,000
Protective Life Corporation                   400      11,432
Prudential Financial, Inc. (*)              3,100      90,520
Radian Group, Inc.                            600      21,162
Reinsurance Group of America, Inc.            100       2,749
Safeco Corporation (+)                        600      21,336
Stancorp Financial Group, Inc.                300      16,200
The Allstate Corporation                    4,400     175,032
The Hartford Financial Services Group,
 Inc.                                       1,300      51,350
Torchmark Corporation                         600      21,480
Transatlantic Holdings, Inc.                  150       9,382
Travelers Property Casualty Corporation
 Cl. B (*)                                  5,100      68,952

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

INSURANCE - CONTINUED
UnumProvident Corporation                   1,500  $   30,780
W.R. Berkley Corporation                      300      11,145
                                                   ----------
                                                    1,595,847
                                                   ----------
LODGING - 0.4%
Hilton Hotels Corporation                   1,900      23,370
Mandalay Resort Group (*)                     500      14,145
Marriott International, Inc. Cl. A            500      15,465
MGM Mirage, Inc. (*)(+)                       500      15,550
Starwood Hotels & Resorts Worldwide,
 Inc.                                         700      16,310
                                                   ----------
                                                       84,840
                                                   ----------
MANUFACTURING - 1.0%
3M Company                                    600      76,164
Eaton Corporation                             300      20,517
Illinois Tool Works, Inc.                     600      36,840
ITT Industries, Inc.                          500      32,490
Lancaster Colony Corporation                  400      18,180
Pentair, Inc.                                 800      26,432
Pittston Brink's Group                        500      10,585
                                                   ----------
                                                      221,208
                                                   ----------
MEDIA - BROADCASTING & PUBLISHING - 3.6%
American Greetings Corporation (+)            900      13,536
AOL Time Warner, Inc. (*)                  12,800     188,800
Belo Corporation Cl. A                        400       9,240
Clear Channel Communication, Inc. (*)       1,300      48,165
Comcast Corporation (+)                     2,800      64,428
Cox Communications, Inc. (*)                  600      16,440
Cumulus Media, Inc. Cl. A (*)                 100       1,714
Fox Entertainment Group, Inc. Cl. A (*)       300       7,323
Gannett Company, Inc.                       1,500     113,895
Harte-Hanks, Inc.                             300       5,724
Hearst-Argyle Television, Inc. (*)            100       2,489
Lee Enterprises, Inc.                         300       9,810
Meredith Corporation                          200       9,110
Radio One, Inc. Cl. D (*)(+)                  300       5,004
Readers Digest Association, Inc. Cl. A        500       8,130
The McClatchy Company Cl. A                   100       6,213
The McGraw-Hill Companies, Inc.               100       6,450
Tribune Company                             1,100      52,855
USA Interactive (+)                           400      10,116
Viacom, Inc. Cl. B (*)                      4,996     222,872
                                                   ----------
                                                      802,314
                                                   ----------
MEDICAL SUPPLIES - 0.5%
Agilent Technologies, Inc. (*)                800      11,000
Bausch & Lomb, Inc. (+)                       400      12,440
Becton Dickinson & Company                  1,500      44,265

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

MEDICAL SUPPLIES - CONTINUED
C.R. Bard, Inc.                               500  $   27,965
Tektronix, Inc. (*)                           200       3,534
Thermo Electron Corporation (*)               900      16,551
                                                   ----------
                                                      115,755
                                                   ----------
METALS - 0.9%
AK Steel Holding Corporation (*)              600       4,344
Alcoa, Inc.                                 3,800      83,828
Allegheny Technologies, Inc.                  300       2,055
AptarGroup, Inc.                              100       2,793
Crane Company                                 300       5,511
Nucor Corporation                             500      21,070
Phelps Dodge Corporation (*)                  600      18,612
Precision Castparts Corporation               700      13,587
The Shaw Group, Inc. (+)                    1,800      26,928
United States Steel Corporation             1,600      20,560
                                                   ----------
                                                      199,288
                                                   ----------
NATIONAL COMMERCIAL BANKS - 13.9%
AmSouth Bancorporation                      2,100      41,160
Bank of America Corporation                 8,300     579,340
Bank of Hawaii Corporation                    300       8,886
Bank One Corporation                        6,300     242,991
BB&T Corporation                            2,600      94,250
Citizens Banking Corporation                  200       4,770
City National Corporation                     300      13,575
Comerica, Inc.                                900      39,294
Commerce Bancshares, Inc.                     310      12,893
Compass Bancshares, Inc.                      900      29,070
Cullen/Frost Bankers, Inc.                    200       6,926
F.N.B. Corporation                            200       5,750
First Midwest Bancorp, Inc.                   200       5,558
First Tennessee National Corporation          800      29,664
FirstMerit Corporation                        300       6,855
Fleet Boston Financial Corporation          3,400      79,526
Fulton Financial Corporation                  375       6,817
Greater Bay Bancorp (+)                     1,200      18,288
Hibernia Corporation Cl. A                  1,700      33,507
Huntington Bancshares, Inc.                 1,300      24,583
J.P. Morgan Chase & Company                10,790     223,892
KeyCorp                                     2,600      63,518
Marshall & Ilsley Corporation               1,300      36,608
National City Corporation                   3,300      89,529
National Commerce Financial Corporation     1,100      26,928
Old National Bancorp                          320       7,616
PNC Financial Services Group, Inc.          1,500      60,990
Popular, Inc. (Puerto Rico)                 1,100      35,629
Regions Financial Corporation               1,400      47,418
SouthTrust Corporation                      1,800      46,116

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

NATIONAL COMMERCIAL BANKS - CONTINUED
State Street Corporation                      500  $   20,685
SunTrust Banks, Inc.                        1,300      79,092
TCF Financial Corporation                     100       4,244
The Bank of New York, Inc.                  1,500      39,000
Trustmark Corporation                       1,234      27,901
U.S. Bancorp                               10,380     218,914
Union Planters Corporation                  1,050      29,673
Valley National Bancorp                       500      13,775
Wachovia Corporation                        7,400     257,446
Wells Fargo & Company                       8,400     423,948
Westamerica Bancorporation                    100       4,248
Zions Bancorporation                          400      16,084
                                                   ----------
                                                    3,056,957
                                                   ----------
OFFICE EQUIPMENT/SUPPLIES - 0.2%
IKON Office Solutions, Inc.                 2,700      19,116
Xerox Corporation (*)(+)                    4,200      27,888
                                                   ----------
                                                       47,004
                                                   ----------
OIL & GAS - 9.9%
Amerada Hess Corporation                      200      10,260
Anadarko Petroleum Corporation                700      31,178
Apache Corporation                            730      39,464
Ashland, Inc.                                 400      10,500
Burlington Resources, Inc.                    800      32,960
ChevronTexaco Corporation                   5,725     387,182
Cimarex Energy Company (*)                    159       2,528
ConocoPhillips                              2,143     103,935
Devon Energy Corporation (+)                  900      45,450
El Paso Corporation                         3,130      24,258
Equitable Resources, Inc.                     300      10,680
Exxon Mobil Corporation                    34,200   1,151,172
Helmerich & Payne, Inc.                       300       8,493
Kerr-McGee Corporation                        500      21,750
KeySpan Corporation                           700      25,571
Kinder Morgan, Inc. (+)                       300      10,983
Marathon Oil Corporation                    1,600      33,440
National Fuel Gas Company                     200       4,034
Nicor, Inc.                                   300       9,312
Occidental Petroleum Corporation            2,600      74,178
Ocean Energy, Inc.                            200       3,726
Peoples Energy Corporation                    200       7,270
Pioneer Natural Resources Company (*)         500      12,435
Pogo Producing Company (+)                    300      10,815
Pride International, Inc. (*)                 300       4,164
Questar Corporation                           400      10,320
Rowan Companies, Inc.                         200       4,078
The Williams Companies, Inc.                2,100       3,948
Tidewater, Inc.                               100       2,817

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

OIL & GAS - CONTINUED
Unocal Corporation                          1,300  $   35,932
Valero Energy Corporation (+)                 600      21,126
Varco International, Inc. (*)                 200       3,288
Vectren Corporation                           300       7,389
XTO Energy, Inc.                              500      12,025
                                                   ----------
                                                    2,176,661
                                                   ----------
PHARMACEUTICALS - 2.6%
AmerisourceBergen Corporation                 189      13,447
Bristol-Myers Squibb Company                4,200     103,362
Genentech, Inc. (*)                           100       3,409
Henry Schein, Inc. (*)                        200      10,034
Human Genome Sciences, Inc. (*)               300       2,931
ICN Pharmaceuticals, Inc. (+)               1,800      15,030
Invitrogen Corporation (*)                    500      13,910
McKesson Corporation                          300       8,943
Medicis Pharmaceutical Corporation Cl. A
 (+)                                          100       4,590
Merck & Company, Inc.                       4,300     233,232
Millennium Pharmaceuticals, Inc. (*)        1,200       8,928
Mylan Laboratories, Inc.                      100       3,147
Schering-Plough Corporation                 5,800     123,830
Sigma Aldrich Corporation (+)                 300      13,725
Watson Pharmaceutical, Inc. (*)               600      16,494
                                                   ----------
                                                      575,012
                                                   ----------
PREPACKAGED SOFTWARE - 0.3%
BMC Software, Inc. (*)                        700      11,158
Computer Associates International, Inc.     1,300      19,318
Compuware Corporation (*)                   4,000      19,404
Rational Software Corporation (*)           2,600      17,212
Sybase, Inc. (*)                              300       3,843
Veritas Software Corporation (*)              300       4,575
                                                   ----------
                                                       75,510
                                                   ----------
REAL ESTATE - 0.5%
Archstone-Smith Trust REIT                    800      18,352
Arden Realty, Inc.                            200       4,280
Camden Property Trust                         100       3,134
Catellus Development Corporation (*)          700      12,460
CenterPoint Properties Corporation            100       5,388
First Industrial Realty Trust, Inc.           100       2,704
Health Care Property Investors, Inc.
 REIT                                         200       8,640
Highwoods Properties, Inc.                    500      10,000
Hospitality Properties Trust REIT             500      16,360
New Plan Excel Realty Trust REIT              800      13,864
Reckson Associates Realty Corporation
 (+)                                          200       4,062
Weingarten Realty Investors                   200       7,430
                                                   ----------
                                                      106,674
                                                   ----------

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

RESTAURANTS - 0.8%
Brinker International, Inc. (*)               100  $    2,839
CBRL Group, Inc.                              300       7,029
McDonald's Corporation                      7,200     130,392
Outback Steakhouse, Inc. (*)                  200       6,810
Wendy's International, Inc.                   400      12,672
Yum! Brands, Inc. (*)                         700      15,771
                                                   ----------
                                                      175,513
                                                   ----------
RETAILERS - 1.7%
Barnes & Noble, Inc. (*)(+)                   200       4,220
Big Lots, Inc. (*)                          1,000      16,600
Borders Group, Inc. (*)                       400       6,892
Circuit City Stores, Inc.                   1,100      10,901
Costco Wholesale Corporation (*)              900      30,537
CVS Corporation                             1,700      47,141
Dillards, Inc. Cl. A                          600       9,894
Federated Department Stores, Inc. (*)       1,300      39,910
Foot Locker, Inc. (+)                         642       6,292
J.C. Penney Company, Inc. (+)               1,000      19,050
Office Depot, Inc. (*)                      1,400      20,146
Pier 1 Imports, Inc.                        1,200      22,620
Saks, Inc. (*)                              1,400      15,190
Sears Roebuck and Company (+)               1,600      42,016
Sherwin-Williams Company                      700      19,145
Tech Data Corporation (*)                     300       9,585
The May Department Stores Company           1,100      25,685
The Neiman Marcus Group, Inc. Cl. A (*)       200       5,820
Toys 'R' Us, Inc. (*)                         800       7,992
Zale Corporation (*)                          800      23,360
                                                   ----------
                                                      382,996
                                                   ----------
STATE COMMERCIAL BANKS - 1.1%
Associated Banc-Corp                          570      19,129
BancorpSouth, Inc.                          1,700      32,215
Banknorth Group, Inc.                         900      20,853
Colonial BancGroup, Inc.                      600       7,176
First Virginia Banks, Inc.                    450      16,844
M&T Bank Corporation                          400      32,768
Mercantile Bankshares Corporation             300      11,682
North Fork Bancorporation                     700      26,922
Silicon Valley Bancshares (*)                 200       3,758
Sky Financial Group, Inc.                     400       7,688
UnionBanCal Corporation                       400      17,080
Whitney Holding Corporation                   900      30,564
Wilmington Trust Corporation                  300       9,105
                                                   ----------
                                                      235,784
                                                   ----------
TELEPHONE SYSTEMS - 8.2%
Alltel Corporation                          1,700      84,507

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

TELEPHONE SYSTEMS - CONTINUED
AT&T Corporation                           20,700  $  269,928
AT&T Wireless Services, Inc. (+)            6,100      41,907
BellSouth Corporation                      10,100     264,115
CenturyTel, Inc.                            1,000      28,330
IDT Corporation (*)                           200       3,440
SBC Communications, Inc.                   18,200     467,012
Sprint Corporation (FON Group)              6,300      78,246
Telephone & Data Systems, Inc.                300      15,270
Verizon Communications, Inc.               14,800     558,848
                                                   ----------
                                                    1,811,603
                                                   ----------
TEXTILES, CLOTHING & FABRICS - 0.9%
Jones Apparel Group, Inc. (+)               1,100      38,104
Liz Claiborne, Inc.                         1,300      38,636
Nike, Inc.                                    300      14,157
Polo Ralph Lauren Corporation (*)           1,400      26,656
Reebok International Ltd. (*)               1,300      36,725
VF Corporation                              1,000      36,820
                                                   ----------
                                                      191,098
                                                   ----------
TRANSPORTATION - 1.4%
Burlington Northern Santa Fe Corporation    1,900      48,887
CNF, Inc.                                     300       9,657
CSX Corporation (+)                         1,100      30,360
FedEx Corporation                           1,600      85,104
Norfolk Southern Corporation                2,100      42,420
Union Pacific Corporation                   1,400      82,670
                                                   ----------
                                                      299,098
                                                   ----------
WATER COMPANIES - 0.0%
American Water Works Company, Inc.            200       8,956
                                                   ----------

TOTAL COMMON STOCKS (identified cost,
  $24,723,309)                                     22,005,564
RIGHTS - 0.0%
Allied Capital Corporation, expiring
 11/21/02
 (identified cost, $0) (*)(++)                300           0
                                                   ----------

                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 6.1%
Bank of Montreal, 1.75%, due 11/26/02      $392,405     392,405
Merrill Lynch & Co., 1.82%, due 11/26/02   112,199      112,199
Merrimac Money Market                      403,915      403,915
Royal Bank of Canada, 1.88%, due
 11/01/02                                  426,355      426,355
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,334,874)                                         1,334,874

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                             AMOUNT       VALUE

REPURCHASE AGREEMENTS - 0.2%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $43,199 due on 11/01/02 (secured by
 Federal Government Agency, 7.477%, due
 on 07/01/30, with value of $45,357), at
 cost                                      $43,198   $   43,198
                                                     ----------

TOTAL INVESTMENTS (identified cost, $26,101,381)     23,383,636

Other assets, less liabilities - (6.0%)              (1,322,472)
                                                     ----------

NET ASSETS - 100%                                    $22,061,164
                                                     ==========




REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan
(++) Security is valued in good faith under procedures established by the Board of Trustees


See notes to financial statements.

DLB TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 90.9%

ISSUER                                     SHARES      VALUE


AEROSPACE & DEFENSE - 1.7%
Lockheed Martin Corporation                 2,000  $ 115,800
                                                   ---------
APPLICATIONS SOFTWARE - 10.0%
Intuit, Inc. (*)                            1,500     77,880
Microsoft Corporation (*)                  10,700    572,129
Parametric Technology Corporation (*)       2,700      6,237
Red Hat, Inc. (*)                           6,400     28,736
                                                   ---------
                                                     684,982
                                                   ---------
CIRCUIT BOARDS - 1.1%
Jabil Circuit, Inc. (*)(+)                  5,000     77,150
                                                   ---------
COMPUTERS - 3.0%
Hewlett-Packard Company                     3,478     54,953
International Business Machines
 Corporation                                  800     63,152
Sun Microsystems, Inc. (*)                 30,800     91,199
                                                   ---------
                                                     209,304
                                                   ---------
COMPUTERS - INTEGRATED SYSTEMS - 2.6%
Anteon International Corporation (*)          200      4,600
McData Corporation Cl. A (*)                  338      2,224
SRA International, Inc. Cl. A (*)           7,000    170,100
                                                   ---------
                                                     176,924
                                                   ---------
COMPUTERS - MEMORY DEVICES - 1.6%
EMC Corporation (*)                        16,500     84,315
Veritas Software Corporation (*)            1,500     22,875
                                                   ---------
                                                     107,190
                                                   ---------
COMPUTERS - PERIPHERAL EQUIPMENT - 0.6%
Lexmark International Group, Inc. (*)         700     41,594
                                                   ---------
DATA PROCESSING/MANAGEMENT - 3.6%
Ascential Software Corporation (*)        103,200    249,744
                                                   ---------
ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.3%
Flextronics International Ltd. (*)         14,100    117,876
Vishay Intertechnology, Inc. (*)            4,000     41,200
                                                   ---------
                                                     159,076
                                                   ---------
ELECTRONIC COMPONENTS - SEMICONDUCTORS - 15.2%
Altera Corporation (*)                     14,600    171,112
Cymer, Inc. (+)                             4,000    100,480
Integrated Device Technology, Inc. (*)      3,000     29,631
Intel Corporation                          15,800    273,340
Intersil Holding Corporation (*)            9,000    152,910
Micron Technology, Inc. (+)                 5,800     92,800
PMC-Sierra, Inc. (*)                        8,300     40,421

DLB TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES      VALUE

ELECTRONIC COMPONENTS - SEMICONDUCTORS - CONTINUED
Texas Instruments, Inc.                     6,000  $  95,160
Xilinx, Inc. (*)                            4,500     85,455
                                                   ---------
                                                   1,041,309
                                                   ---------
ELECTRONIC FORMS - 1.4%
Adobe Systems, Inc.                         4,000     94,560
                                                   ---------
ELECTRONICS - 1.6%
Rockwell Collins, Inc.                      5,000    112,650
                                                   ---------
ENTERPRISE SOFTWARE/SERVICES - 7.7%
BEA Systems, Inc. (*)                      10,700     86,552
BMC Software, Inc. (*)                      5,000     79,700
Oracle Corporation (*)                     31,200    319,800
Peoplesoft, Inc. (*)                        2,300     41,630
                                                   ---------
                                                     527,682
                                                   ---------
ENTERTAINMENT SOFTWARE - 4.2%
Electronic Arts, Inc. (*)                   1,100     71,632
GameStop Corporation (*)                   12,000    214,800
                                                   ---------
                                                     286,432
                                                   ---------
INTERNET INFRASTRUCTURE SOFTWARE - 2.8%
Chordiant Software, Inc. (*)              136,500    195,195
                                                   ---------
INTERNET SECURITY - 5.7%
Symantec Corporation (*)(+)                 9,800    392,000
                                                   ---------
MEDIA - BROADCASTING & PUBLISHING - 0.1%
Lin TV Corporation Cl. A (*)                  200      4,126
                                                   ---------
NETWORKING PRODUCTS - 5.6%
Cisco Systems, Inc. (*)                    34,200    382,356
                                                   ---------
PREPACKAGED SOFTWARE - 2.0%
Compuware Corporation (*)                  19,100     92,653
Plumtree Software, Inc. (*)                20,000     46,000
                                                   ---------
                                                     138,653
                                                   ---------
SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 8.2%
Analog Devices, Inc. (*)                    8,900    238,520
Linear Technology Corporation               6,000    165,840
Microchip Technology, Inc. (*)              5,000    122,000
Taiwan Semiconductor Manufacturing
 Company Ltd. Sponsored ADR (Taiwan) (*)    5,000     39,100
                                                   ---------
                                                     565,460
                                                   ---------
SEMICONDUCTOR EQUIPMENT - 1.1%
ASML Holding NV (Netherlands) (*)           8,500     73,100
                                                   ---------

DLB TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES      VALUE

TELECOMMUNICATION EQUIPMENT - 7.8%
Nokia Corporation ADR (Finland)            11,500  $ 191,130
Qualcomm, Inc. (*)                         10,000    345,200
                                                   ---------
                                                     536,330
                                                   ---------
TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.2%
JDS Uniphase Corporation (*)                5,400     12,101
                                                   ---------
TRAVEL SERVICES - 0.8%
Sabre Holdings Corporation (*)              2,900     55,622
                                                   ---------

TOTAL COMMON STOCKS (identified cost,
  $13,659,366)                                     6,239,340


                                          CONTRACTS

PURCHASED OPTIONS - 3.1%
Siebel Systems, Inc., November call,
 strike 10, dated 11/16/02, (++)           200,000           0
Taiwan Semiconductor Manufacturing
 Company Ltd., August call, strike
 .000001, dated 8/12/05, (Taiwan) (++)     164,563     214,673
                                                     ---------

TOTAL PURCHASED OPTIONS (identified cost, $275,379)    214,673


                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 9.7%
Bank of Montreal, 1.75%, due 11/26/02      $196,192    196,192
Merrill Lynch & Co., 1.82%, due 11/26/02    56,096      56,096
Merrimac Money Market                      201,946     201,946
Royal Bank of Canada, 1.88%, due
 11/01/02                                  213,166     213,166
                                                     ---------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $667,400)                                            667,400
REPURCHASE AGREEMENTS - 3.8%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $257,672 due on 11/01/02 (secured by
 Federal Government Agency, 6.625%, due
 on 11/20/22, with value of $270,548),
 at cost                                   257,665     257,665
                                                     ---------

TOTAL INVESTMENTS (identified cost, $14,859,810)     7,379,078

Other assets, less liabilities - (7.5%)               (514,240)
                                                     ---------

NET ASSETS - 100%                                    $6,864,838
                                                     =========




ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan
(++) Security is valued in good faith under procedures established by the Board of Trustees


See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 97.5%

ISSUER                                       SHARES       VALUE

APPAREL RETAILERS - 1.3%
AnnTaylor Stores Corporation (*)             19,700  $  461,571
Too, Inc. (*)                                11,800     298,540
                                                     ----------
                                                        760,111
                                                     ----------
APPAREL/FOOTWEAR - 1.7%
Stride Rite Corporation                     117,900   1,008,045
                                                     ----------
AUTOMOTIVE - 0.3%
Collins & Aikman Corporation (+)             70,200     186,030
                                                     ----------
BANKING - 9.4%
BancFirst Corporation                        16,400     765,880
Commerce Bancorp, Inc. (+)                   34,332   1,576,182
New York Community Bancorp, Inc. (+)         64,182   1,865,129
UCBH Holdings, Inc.                          33,100   1,386,559
                                                     ----------
                                                      5,593,750
                                                     ----------
BUILDING MATERIALS - 1.3%
ElkCorp                                      48,600     765,936
                                                     ----------
CHEMICALS & PLASTICS - 1.6%
Spartech Corporation                         53,300     972,725
                                                     ----------
COMPUTERS & INFORMATION - 1.2%
Computer Network Technology Corporation
 (*)(+)                                      66,300     404,430
Veeco Instruments, Inc. (*)(+)               25,500     305,490
                                                     ----------
                                                        709,920
                                                     ----------
CONSUMER ELECTRONICS - 4.2%
Harman International Industries, Inc.        44,300   2,480,800
                                                     ----------
CONSUMER PRODUCTS - 1.2%
Enesco Group, Inc. (*)                      103,500     724,500
                                                     ----------
CONTAINERS & PACKAGING - 1.0%
Intertape Polymer Group, Inc. (Canada)
 (*)                                        121,500     598,995
                                                     ----------
COSMETICS & PERSONAL CARE - 3.2%
Alberto-Culver Company Cl. A                 39,500   1,901,925
                                                     ----------
ELECTRIC UTILITIES - 2.6%
Black Hills Corporation                      13,700     360,995
WPS Resources Corporation (+)                31,300   1,210,997
                                                     ----------
                                                      1,571,992
                                                     ----------
ELECTRICAL EQUIPMENT - 2.1%
Aeroflex, Inc. (*)                           77,200     446,988

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                       SHARES       VALUE

ELECTRICAL EQUIPMENT - CONTINUED
Magnetek, Inc. (*)                          135,800  $  649,124
Regal-Beloit Corporation                      9,200     161,736
                                                     ----------
                                                      1,257,848
                                                     ----------
ELECTRICAL EQUIPMENT & INSTRUMENTS - 1.9%
Benchmark Electronics, Inc. (+)              37,800     841,428
MKS Instruments, Inc. (*)                    10,000     131,300
Zygo Corporation (*)                         31,700     140,399
                                                     ----------
                                                      1,113,127
                                                     ----------
ELECTRONICS/SEMICONDUCTORS - 0.5%
Exar Corporation (+)                         22,200     279,720
                                                     ----------
FILTRATION PRODUCTS - 3.4%
Cuno, Inc. (*)                               65,500   2,035,740
                                                     ----------
FINANCIAL SERVICES - 1.7%
Cash America International, Inc.            109,552     980,490
                                                     ----------
GAS UTILITIES - 2.4%
Energen Corporation                          38,700   1,079,730
NUI Corporation                              26,300     327,172
                                                     ----------
                                                      1,406,902
                                                     ----------
HEAVY MACHINERY - 3.7%
Gardner Denver, Inc. (*)                     41,900     627,243
Lindsay Manufacturing Company (+)            34,300     825,601
SureBeam Corporation Cl. A (*)               50,300     218,805
Tennant Company                              16,800     506,688
                                                     ----------
                                                      2,178,337
                                                     ----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.4%
La-Z-Boy, Inc.                               84,100   2,001,580
                                                     ----------
INSURANCE - 5.2%
Annuity and Life Re (Holdings) Ltd.          33,400     158,316
Delphi Financial Group, Inc. Cl. A           20,000     775,000
Hub International Ltd. (Canada)              16,000     274,400
Platinum Underwriters Holdings, Ltd.
 (Bermuda) (*)                                6,900     173,190
Scottish Annuity & Life Holdings Ltd.        45,900     811,971
United Fire & Casualty Company                6,100     213,866
White Mountains Insurance Group Ltd.          2,200     708,422
                                                     ----------
                                                      3,115,165
                                                     ----------
LEISURE PRODUCTS - 1.2%
Huffy Corporation (*)                        75,300     527,100
Sturm, Ruger & Company, Inc.                 14,500     159,355
                                                     ----------
                                                        686,455
                                                     ----------
MEDIA - BROADCASTING & PUBLISHING - 1.9%
Salem Communications Corporation Cl. A
 (*)                                         45,000   1,114,650
                                                     ----------

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                       SHARES       VALUE

MEDICAL SUPPLIES & SERVICES - 8.1%
Haemonetics Corporation (*)                   3,900  $   82,719
PolyMedica Corporation (*)(+)                50,000   1,405,500
PSS World Medical, Inc. (*)                 146,675   1,120,597
Respironics, Inc. (*)                        68,500   2,187,890
                                                     ----------
                                                      4,796,706
                                                     ----------
MULTI-INDUSTRY - 6.0%
Carlisle Companies, Inc.                     43,900   1,636,153
Cubic Corporation                            39,700     603,440
Roper Industries, Inc.                       33,800   1,304,680
                                                     ----------
                                                      3,544,273
                                                     ----------
NATIONAL COMMERCIAL BANKS - 1.4%
F.N.B. Corporation                           17,830     512,613
Gold Banc Corporation, Inc.                  31,500     309,960
                                                     ----------
                                                        822,573
                                                     ----------
OFFICE EQUIPMENT/SUPPLIES - 2.5%
Herman Miller, Inc.                          41,200     743,660
New England Business Service, Inc.           33,500     754,420
                                                     ----------
                                                      1,498,080
                                                     ----------
OIL & GAS - 2.1%
Newpark Resources, Inc. (*)                 151,500     487,830
Prima Energy Corporation (*)                 25,600     595,456
Stolt Offshore SA ADR (United Kingdom)
 (*)                                         79,500     134,355
                                                     ----------
                                                      1,217,641
                                                     ----------
PHARMACEUTICALS - 0.5%
Serologicals Corporation (*)                 30,600     294,678
                                                     ----------
PUBLISHING - 0.1%
Penton Media, Inc. (*)                      148,650      74,325
                                                     ----------
REAL ESTATE INVESTMENT TRUSTS - 5.5%
Heritage Property Investment Trust (*)       27,000     643,950
Manufactured Home Communities, Inc.          19,400     553,870
Prentiss Properties Trust                    20,800     560,560
SL Green Realty Corporation (+)              51,100   1,491,098
                                                     ----------
                                                      3,249,478
                                                     ----------
RETAILERS - 4.8%
BJ's Wholesale Club, Inc. (*)                52,700   1,065,594
Movado Group, Inc.                           47,300     806,938
Stein Mart, Inc. (*)                         93,400     545,456
Ultimate Electronics, Inc. (*)               35,200     458,656
                                                     ----------
                                                      2,876,644
                                                     ----------
STATE COMMERCIAL BANKS - 4.9%
Banner Corporation                           36,700     677,115

DLB SMALL CAPITALIZATION VALUE FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                       SHARES       VALUE

STATE COMMERCIAL BANKS - CONTINUED
Pacific Capital Bancorp                      13,600  $  364,888
PrivateBancorp, Inc. (+)                      9,600     358,944
Republic Bancshares, Inc. (*)                35,600     728,020
W Holding Company, Inc. (Puerto Rico)        45,500     808,535
                                                     ----------
                                                      2,937,502
                                                     ----------
TEXTILES, CLOTHING & FABRICS - 3.2%
Interface, Inc. Cl. A                       184,000     681,352
Mohawk Industries, Inc. (*)                  22,300   1,194,165
                                                     ----------
                                                      1,875,517
                                                     ----------
TRANSPORTATION - 2.0%
Wabtec Corporation                           83,800   1,193,312
                                                     ----------

TOTAL COMMON STOCKS (identified cost, $64,415,019)   57,825,472


                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 17.7%
Bank of Montreal, 1.75%, due 11/26/02     $3,085,266  3,085,266
Merrill Lynch & Co., 1.82%, due 11/26/02    882,155     882,155
Merrimac Money Market                     3,175,759   3,175,759
Royal Bank of Canada, 1.88%, due
 11/01/02                                 3,352,191   3,352,191
                                                     ----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $10,495,371)                                       10,495,371
REPURCHASE AGREEMENTS - 3.1%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $1,831,101 due on 11/01/02 (secured by
 Federal Government Agency, 7.50%, due
 on 08/01/15, with value of $1,922,706),
 at cost                                  1,831,053   1,831,053
                                                     ----------

TOTAL INVESTMENTS (identified cost, $76,741,443)     70,151,896

Other assets, less liabilities - (18.3%)             (10,830,348)
                                                     ----------

NET ASSETS - 100%                                    $59,321,548
                                                     ==========




ADR American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 89.5%

ISSUER                                        SHARES        VALUE

APPAREL RETAILERS - 1.5%
Claire's Stores, Inc.                        170,900  $ 4,402,384
                                                      -----------
AUTOMOTIVE - 1.1%
Aftermarket Technology Corporation (*)       303,800    3,381,294
                                                      -----------
BANKING - 5.1%
Connecticut Bancshares, Inc.                  84,600    3,271,482
First Essex Bancorp, Inc.                    197,600    7,524,608
Webster Financial Corporation                141,294    4,579,339
                                                      -----------
                                                       15,375,429
                                                      -----------
BEVERAGES, FOOD & TOBACCO - 1.6%
Performance Food Group Company (*)(+)        131,600    4,894,204
                                                      -----------
BUILDING MATERIALS - 1.2%
ElkCorp                                      221,000    3,482,960
                                                      -----------
CHEMICALS & PLASTICS - 1.8%
Penford Corporation                          255,500    3,725,190
RPM, Inc.                                    110,800    1,668,648
                                                      -----------
                                                        5,393,838
                                                      -----------
COMMERCIAL SERVICES - 6.8%
ABM Industries, Inc.                         295,200    4,336,488
Central Parking Corporation                  260,800    6,058,384
FTI Consulting, Inc. (*)(+)                   72,850    3,030,560
Heidrick & Struggles International,
 Inc. (*)                                    130,400    1,622,176
Kendle International, Inc. (*)               181,000    1,478,951
Korn/Ferry International (+)                 251,700    2,147,001
Res-Care, Inc. (*)(+)                        452,500    1,864,300
                                                      -----------
                                                       20,537,860
                                                      -----------
COMMUNICATIONS - 0.7%
Inet Technologies, Inc. (*)                  348,100    2,060,752
                                                      -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 1.6%
Ansoft Corporation (*)                       284,900    1,555,554
Veridian Corporation (*)                     139,000    3,330,440
                                                      -----------
                                                        4,885,994
                                                      -----------
COMPUTERS & INFORMATION - 1.6%
Black Box Corporation (*)(+)                  62,900    2,659,412
ProQuest Company (*)                         112,200    2,173,314
                                                      -----------
                                                        4,832,726
                                                      -----------
DATA PROCESSING & PREPARATION - 2.4%
Arbitron, Inc. (*)                           207,400    7,082,710
                                                      -----------

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

ELECTRIC UTILITIES - 1.2%
Central Vermont Public Services
 Corporation                                 197,500  $ 3,539,200
                                                      -----------
ELECTRICAL EQUIPMENT - 3.5%
LSI Industries, Inc.                         450,950    4,622,237
Regal-Beloit Corporation                     188,600    3,315,588
Woodhead Industries, Inc.                    237,600    2,447,280
                                                      -----------
                                                       10,385,105
                                                      -----------
ELECTRONICS - 9.5%
AZZ, Inc. (*)                                225,200    2,792,480
EDO Corporation (+)                          160,900    2,695,075
Garmin Ltd. (*)                              307,400    6,430,808
Lifeline Systems, Inc. (*)                   126,350    2,855,510
Methode Electronics, Inc. Cl. A              356,900    3,279,911
Rogers Corporation (*)                       212,300    5,303,254
Technitrol, Inc.                             346,700    5,072,221
                                                      -----------
                                                       28,429,259
                                                      -----------
ELECTRONICS/SEMICONDUCTORS - 3.0%
Actel Corporation (*)                        357,200    5,783,068
Lattice Semiconductor Corporation (*)        465,600    3,152,112
                                                      -----------
                                                        8,935,180
                                                      -----------
ENTERTAINMENT & LEISURE - 0.5%
Regal Entertainment Group Cl. A (*)           74,400    1,435,920
                                                      -----------
FINANCIAL SERVICES - 4.9%
Eaton Vance Corporation                      250,300    7,186,113
Mid-Atlantic Realty Trust REIT               454,000    7,468,300
                                                      -----------
                                                       14,654,413
                                                      -----------
FOREST PRODUCTS & PAPER - 0.2%
Astronics Corporation (*)                     81,800      503,070
                                                      -----------
HEALTH CARE PROVIDERS - 1.2%
CorVel Corporation (*)                       107,900    3,560,700
                                                      -----------
HEAVY MACHINERY - 6.9%
Actuant Corporation Cl. A (*)                 90,000    3,582,000
Brooks-PRI Automation, Inc. (+)              144,500    2,209,405
Gardner Denver, Inc. (*)                     202,100    3,025,437
Hardinge, Inc.                               254,100    1,788,864
IDEX Corporation                              67,000    2,012,680
Knight Transportation, Inc. (*)              231,400    4,567,836
Modine Manufacturing Company                  93,300    1,631,817
Robbins & Myers, Inc. (+)                    131,000    2,009,540
                                                      -----------
                                                       20,827,579
                                                      -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.0%
Palm Harbor Homes, Inc. (*)                  233,500    3,035,500
                                                      -----------

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

INSURANCE - 3.4%
Donegal Group, Inc. Cl. A                     93,200  $   955,300
Philadelphia Consolidated Holding
 Corporation (*)                             103,700    3,476,024
Platinum Underwriters Holdings, Ltd.
 (Bermuda) (*)                                35,700      896,070
Stewart Information Services
 Corporation (*)                             236,900    4,915,675
                                                      -----------
                                                       10,243,069
                                                      -----------
MEDIA - BROADCASTING & PUBLISHING - 5.0%
Gray Television, Inc. (+)                    312,700    2,767,395
Lin TV Corporation Cl. A (*)                 148,800    3,069,744
Saga Communications, Inc. (*)                454,668    9,229,760
                                                      -----------
                                                       15,066,899
                                                      -----------
MEDICAL SUPPLIES - 8.2%
Coherent, Inc. (*)                           317,300    5,606,691
Dionex Corporation (*)                       192,700    5,937,087
II-VI, Inc. (*)                              387,530    5,309,161
Osteotech, Inc. (*)                          649,500    3,604,725
Roper Industries, Inc.                       108,900    4,203,540
                                                      -----------
                                                       24,661,204
                                                      -----------
NATIONAL COMMERCIAL BANKS - 1.4%
Sterling Bancorp                             151,905    4,283,721
                                                      -----------
OIL & GAS - 5.4%
Cal Dive International, Inc. (+)             166,600    3,660,202
Rowan Companies, Inc. (+)                    248,500    5,066,915
RPC, Inc.                                    340,500    3,353,925
Tidewater, Inc. (+)                          148,200    4,174,794
                                                      -----------
                                                       16,255,836
                                                      -----------
PHARMACEUTICALS - 4.0%
K-V Pharmaceutical Company Cl. A (+)         149,800    2,546,600
Pharmaceutical Resources, Inc. (*)           230,200    5,425,814
Taro Pharmaceutical Industries Ltd.
 (Israel) (*)                                112,100    3,895,475
                                                      -----------
                                                       11,867,889
                                                      -----------
RETAILERS - 0.6%
Tweeter Home Entertainment Group,
 Inc. (*)                                    234,100    1,828,555
                                                      -----------
STATE COMMERCIAL BANKS - 3.3%
Boston Private Financial Holdings, Inc.      200,100    3,683,841
Financial Institutions, Inc.                 108,200    2,766,674
First Republic Bank (*)                      166,050    3,362,513
                                                      -----------
                                                        9,813,028
                                                      -----------
WATER COMPANIES - 0.9%
Southwest Water Company                      193,507    2,786,501
                                                      -----------

TOTAL COMMON STOCKS (identified cost, $317,161,314)   268,442,779

DLB SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                           PRINCIPAL
ISSUER                                        AMOUNT        VALUE

SECURITY LENDING COLLATERAL - 9.8%
Bank of Montreal, 1.75%, due 11/26/02     $8,587,788  $ 8,587,788
Merrill Lynch & Co., 1.82%, due 11/26/02   2,455,466    2,455,466
Merrimac Money Market                      8,839,676    8,839,676
Royal Bank of Canada, 1.88%, due
 11/01/02                                  9,330,769    9,330,769
                                                      -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $29,213,699)                                         29,213,699
REPURCHASE AGREEMENTS - 12.0%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $35,990,504 due on 11/01/02 (secured by
 Federal Government Agency, 2.35% -
 6.272%, due on 02/01/29 - 03/15/32,
 with value of $37,789,042) at cost       35,989,564   35,989,564
                                                      -----------

TOTAL INVESTMENTS (identified cost, $382,364,577)     333,646,042

Other assets, less liabilities - (11.3%)              (33,761,030)
                                                      -----------

NET ASSETS - 100%                                     $299,885,012
                                                      ===========




REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB STEWART IVORY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 94.5%

ISSUER                                     SHARES       VALUE

AUSTRALIA - 1.8%
Brambles Industries Ltd. - (Commercial
 Services)                                 67,825  $  257,715
                                                   ----------
BELGIUM - 0.8%
Colruyt SA - (Beverages, Food & Tobacco)    2,256     115,429
                                                   ----------
CHINA - 3.1%
Asia Satellite Telecom Holdings Ltd. -
 (Telephone Systems)                      111,700     131,756
China Resources Enterprises Ltd. -
 (Industrial - Diversified)               182,000     177,342
CNOOC Ltd. - (Oil & Gas)                  109,000     136,257
                                                   ----------
                                                      445,355
                                                   ----------
FINLAND - 2.6%
Nokia OYJ - (Telephone Systems)            22,500     378,400
                                                   ----------
FRANCE - 14.3%
Atos Origin SA - (Computers &
 Information) (*)(+)                        5,400     199,037
Autoroutes du Sud de la France -
 (Transportation) (*)                       6,769     168,584
Aventis SA - (Pharmaceuticals)              3,936     235,243
BNP Paribas SA - (Banking)                  8,100     322,421
Dexia Banque SA - (Banking)                14,241     136,436
STMicroelectronics NV - (Technology
 Hardware) (+)                             10,800     214,093
Suez SA - (Water Companies)                13,866     243,340
Total Fina Elf - (Oil & Gas)                3,827     526,320
                                                   ----------
                                                    2,045,474
                                                   ----------
GERMANY - 2.2%
Muenchener
 Rueckversicherungs-Gesellschaft AG -
 (Insurance)                                1,700     216,351
Schering AG - (Pharmaceuticals)             2,250     103,776
                                                   ----------
                                                      320,127
                                                   ----------
HONG KONG - 2.9%
Hong Kong & China Gas Company Ltd. -
 (Gas Utilities)                          193,747     254,617
Television Broadcasts Ltd. - (Media -
 Broadcasting & Publishing)                44,450     153,018
                                                   ----------
                                                      407,635
                                                   ----------
IRELAND - 1.0%
Bank of Ireland - (Banking)                12,875     142,571
                                                   ----------
ITALY - 1.8%
Luxottica Group SpA ADR - (Medical
 Supplies)                                 16,800     253,512
                                                   ----------
JAPAN - 14.4%
ACOM Company Ltd. - (Financial Services) 3,400 104,884 East Japan Railway Company -
 (Transportation)                              61     277,047
Fuji Photo Film Company Ltd. -
 (Entertainment & Leisure)                  6,000     165,066
Japan Airport Terminal Company Ltd. -
 (Commercial Services)                     11,300      72,200
Kaneka Corporation - (Chemicals &
 Plastics)                                 28,000     149,276
Murata Manufacturing Company Ltd. -
 (Electrical Equipment)                     3,800     176,917
Nintendo Company Ltd. - (Entertainment &
 Leisure)                                   1,500     143,700
Nippon Television Network Corporation -
 (Media - Broadcasting & Publishing)        1,070     173,311
Ricoh Company, Ltd. - (Office
 Equipment/Supplies)                        9,000     160,427

DLB STEWART IVORY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

JAPAN - CONTINUED
SMC Corporation - (Heavy Machinery)         2,000  $  157,903
Sony Corporation - (Electronics) (+)        3,500     150,130
Takeda Chemical Industries Ltd. -
 (Pharmaceuticals)                          3,400     140,860
Toyota Motor Corporation - (Automotive)     7,800     189,191
                                                   ----------
                                                    2,060,912
                                                   ----------
NETHERLAND ANTILLES - 1.3%
Koninklijke Ahold N.V. - (Food
 Retailers)                                14,335     179,997
                                                   ----------
NETHERLANDS - 2.5%
ING Groep NV - (Insurance)                 15,117     252,441
Vedior NV CVA - (Commercial Services)      18,000     109,449
                                                   ----------
                                                      361,890
                                                   ----------
NORWAY - 1.0%
Tandberg ASA - (Telecommunications) (*)    13,500     145,743
                                                   ----------
PORTUGAL - 1.1%
Portugal Telecom (Reg) - (Telephone
 Systems)                                  24,939     150,409
                                                   ----------
SOUTH KOREA - 4.7%
Kookmin Bank - (Banking)                    6,300     208,971
Samsung SDI Company Ltd. - (Electronics) 1,680 103,902 SK Telecom Company Ltd. ADR - (Telephone
 Systems)                                  17,900     359,253
                                                   ----------
                                                      672,126
                                                   ----------
SPAIN - 5.0%
Banco Popular Espanol SA - (Banking)        8,325     355,905
NH Hoteles SA - (Lodging) (*)              15,063     125,844
Telefonica SA - (Telephone Systems) (*)    25,200     238,688
                                                   ----------
                                                      720,437
                                                   ----------
SWEDEN - 2.4%
Nordea AB - Euro denominated - (Banking) 35,300 139,604 Securitas AB Cl. B - (Commercial
 Services) (+)                             14,400     199,848
                                                   ----------
                                                      339,452
                                                   ----------
SWITZERLAND - 6.4%
Bank Sarasin & Compagnie Cl. B -
 (Banking)                                    108     106,147
Kaba Holdings AG Cl. B - (Electrical
 Equipment)                                   613      99,379
Nestle SA Registered - (Beverages, Food
 & Tobacco)                                 1,461     312,352
Novartis AG - (Pharmaceuticals)            10,500     399,318
                                                   ----------
                                                      917,196
                                                   ----------
UNITED KINGDOM - 25.2%
AstraZeneca PLC - (Pharmaceuticals)         7,700     287,037
BP PLC - (Oil & Gas)                       67,473     432,387
British Sky Broadcasting Group PLC -
 (Media - Broadcasting &
 Publishing) (*)                           16,961     159,988
Centrica PLC - (Gas Utilities)             80,000     227,573
Compass Group PLC - (Commercial
 Services)                                 36,000     159,379
HSBC Holdings PLC - (Banking)              30,000     333,857
Pearson PLC - (Media - Broadcasting &
 Publishing)                               13,863     147,775
Royal Bank of Scotland Group PLC -
 (Banking)                                 15,333     360,441

DLB STEWART IVORY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                     SHARES       VALUE

UNITED KINGDOM - CONTINUED
Smith & Nephew PLC - (Medical Supplies)    54,000  $  320,728
Smiths Group PLC - (Manufacturing)         12,773     146,437
Taylor Nelson Sofres PLC - (Advertising)   70,700     154,706
Tesco PLC - (Food Retailers)              107,011     331,589
Vodafone AirTouch PLC - (Telephone
 Systems)                                 232,414     373,253
WPP Group PLC - (Advertising)              25,463     172,527
                                                   ----------
                                                    3,607,677
                                                   ----------

TOTAL COMMON STOCKS (identified cost,
  $15,795,159)                                     13,522,057

PREFERRED STOCKS - 2.1%
GERMANY - 2.1%
Porsche AG - (Automotive) (identified
 cost, $244,906) (+)                          630     300,222
                                                   ----------

                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 8.9%
Bank of Montreal, 1.75%, due 11/26/02      $375,215     375,215
Merrill Lynch & Co., 1.82%, due 11/26/02   107,284      107,284
Merrimac Money Market                      386,221      386,221
Royal Bank of Canada, 1.88%, due
 11/01/02                                  407,678      407,678
                                                     ----------
TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,276,398)                                         1,276,398
                                                     ----------
REPURCHASE AGREEMENTS - 3.1%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $434,015 due on 11/01/02 (secured by
 Federal Government Agency, 2.33%, due
 on 04/25/29, with value of $459,200),
 at cost                                   434,004      434,004
                                                     ----------

TOTAL INVESTMENTS (identified cost, $17,750,467)     15,532,681

Other assets, less liabilities - (8.6%)              (1,224,310)
                                                     ----------

NET ASSETS - 100%                                    $14,308,371
                                                     ==========


ADR American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB STEWART IVORY EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%

ISSUER                                        SHARES       VALUE

BRAZIL - 6.3%
Companhia de Bebidas das Americas ADR -
 (Beverages, Food & Tobacco)                  12,600  $  182,322
Companhia Vale do Rio Doce ADR -
 (Metals) (+)                                 27,900     711,450
Empresa Brasileira de Aeronautica SA ADR
 - (Aerospace & Defense) (+)                   8,400     131,712
Petroleo Brasileiro SA ADR - (Oil & Gas)      44,100     583,443
                                                      ----------
                                                       1,608,927
                                                      ----------
CHILE - 2.2%
Antofagasta PLC - (Metals)                    32,000     260,583
Compania de Telecomunicaciones de Chile
 SA ADR - (Telephone Systems)                 15,000     130,500
Distribucion y Servicio ADR - (Food
 Retailers)                                   16,000     158,400
                                                      ----------
                                                         549,483
                                                      ----------
CHINA - 13.7%
Asia Satellite Telecom Holdings Ltd. -
 (Telephone Systems)                         268,000     316,119
Beijing Capital International Airport
 Company Ltd. Cl. H - (Engineering &
 Construction)                               577,850     122,244
BYD Company Ltd. Cl. H - (Electrical
 Equipment) (*)                               25,000      51,124
China Resources Enterprises Ltd. -
 (Industrial - Diversified)                1,504,000   1,465,511
China Resources Land Ltd. - (Real
 Estate)                                   1,000,000     111,544
Clipsal Industries Holdings Ltd. -
 (Electrical Equipment)                      197,067     266,473
CNOOC Ltd. - (Oil & Gas)                     180,000     225,012
Huaneng Power International, Inc. Cl. H
 - (Electric Utilities)                      319,000     229,037
Shangri-La Asia Ltd. - (Lodging)             600,000     369,250
Zhejiang Expressway Holdings Company
 Ltd. - (Transportation)                   1,000,000     323,735
                                                      ----------
                                                       3,480,049
                                                      ----------
CROATIA - 2.0%
Pliva d.d. GDR 144A -
 (Pharmaceuticals) (+)                        43,310     521,236
                                                      ----------
EGYPT - 1.5%
Commercial International Bank GDR 144A -
 (Banking) (*)                                18,000     102,893
Commercial International Bank Sponsored
 GDR - (Banking) (*)                          47,200     269,809
                                                      ----------
                                                         372,702
                                                      ----------
ESTONIA - 1.3%
Hansabank Ltd. - (Banking)                    23,500     319,706
                                                      ----------
HUNGARY - 3.7%
Gedeon Richter GDR 144A -
 (Pharmaceuticals)                            10,900     564,902
Matav RT ADR - (Telephone Systems)            25,000     388,250
                                                      ----------
                                                         953,152
                                                      ----------
INDIA - 5.7%
Cipla Ltd. - (Pharmaceuticals)                18,953     344,168
Dr. Reddy's Laboratories Ltd. ADR -
 (Pharmaceuticals)                             4,650      67,425
HDFC Bank Ltd. ADR - (Banking) (*)            20,000     265,000
Hindalco Industries Ltd. GDR 144A -
 (Metals)                                     28,000     288,401
Housing Development Finance Corporation
 Ltd. - (Financial Services)                  37,000     481,942
                                                      ----------
                                                       1,446,936
                                                      ----------
ISRAEL - 5.3%
Bank Hapoalim Ltd. - (Banking) (*)           171,000     254,194
Orbotech Ltd. - (Medical
 Supplies) (*)(+)                             13,986     177,622

DLB STEWART IVORY EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES       VALUE

ISRAEL - CONTINUED
Taro Pharmaceutical Industries Ltd. -
 (Pharmaceuticals) (*)                         9,000  $  312,750
Teva Pharmaceutical Industries Ltd. ADR
 - (Pharmaceuticals) (+)                       7,800     603,954
                                                      ----------
                                                       1,348,520
                                                      ----------
MALAYSIA - 5.2%
IOI Corporation - (Beverages, Food &
 Tobacco)                                    368,000     542,244
Maxis Communications Berhad - (Telephone
 Systems) (*)                                198,000     309,986
Palmco Holdings Berhad -
 (Manufacturing) (++)                         15,333      18,074
Public Bank Berhad - (Banking) (*)           647,500     456,598
                                                      ----------
                                                       1,326,902
                                                      ----------
MEXICO - 7.5%
Coca-Cola Femsa ADR - (Beverages, Food &
 Tobacco)                                      6,600     137,808
Consorcio ARA SA de CV - (Real
 Estate) (*)                                 264,500     387,753
Grupo Aeroportuario del Sureste SA de CV
 ADR - (Commercial Services)                  25,000     275,250
Grupo Financiero BBVA Bancomer SA de CV
 Series B - (Financial Services) (*)         305,000     240,228
Grupo Modelo Cl. C - (Beverages, Food &
 Tobacco)                                    167,500     428,603
Telefonos de Mexico ADR - (Telephone
 Systems)                                      9,000     274,500
Wal-Mart de Mexico SA de CV -
 (Retailers)                                  72,500     155,964
                                                      ----------
                                                       1,900,106
                                                      ----------
PHILIPPINE ISLANDS - 1.7%
Ayala Land, Inc. - (Real Estate)           2,638,000     247,932
Bank of the Philippine Islands -
 (Banking)                                   260,000     197,932
                                                      ----------
                                                         445,864
                                                      ----------
POLAND - 1.2%
Agora SA GDR 144A - (Media -
 Broadcasting & Publishing) (*)(+)            22,000     295,262
                                                      ----------
RUSSIA - 2.1%
Surgutneftegaz Sponsored ADR - (Oil &
 Gas) (+)                                     30,000     539,100
                                                      ----------
SOUTH AFRICA - 6.7%
Anglo American PLC - (Mining)                 22,000     281,277
Bidvest Group Ltd. - (Commercial
 Services)                                    74,000     321,826
Gold Fields Ltd. - (Mining)                   30,000     343,721
Harmony Gold Mining Company Ltd. -
 (Metals)                                     11,000     148,466
Reunert Ltd. - (Electronics)                  70,000     136,329
SABMiller PLC - (Beverages, Food &
 Tobacco)                                     46,900     314,627
Softline Ltd. - (Prepackaged Software)     1,554,000     150,703
                                                      ----------
                                                       1,696,949
                                                      ----------
SOUTH KOREA - 16.0%
Hite Brewery Company Ltd. - (Beverages,
 Food & Tobacco)                               5,640     244,216
Kookmin Bank ADR - (Banking) (*)              17,490     565,802
Korea Zinc Company Ltd. - (Metals)             7,700      98,766
Lotte Chilsung Beverage Company, Ltd. -
 (Beverages, Food & Tobacco)                     470     224,248
Pacific Corporation - (Cosmetics &
 Personal Care)                                2,500     251,226
S1 Corporation - (Commercial Services)        14,800     225,507
Samsung Electronics Company Ltd. GDR
 144A - (Electronics) (*)                      7,607   1,076,938
Samsung Fire & Marine Insurance Company
 Ltd. - (Insurance) (*)                       10,100     610,621
Shinsegae Company Ltd. - (Retailers)           1,980     266,103
SK Telecom Company Ltd. - (Telephone
 Systems)                                      2,800     514,706
                                                      ----------
                                                       4,078,133
                                                      ----------

DLB STEWART IVORY EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES       VALUE

SRI LANKA - 1.1%
John Keells Holdings - (Industrial -
 Diversified)                                338,250  $  272,811
                                                      ----------
TAIWAN - 6.8%
Premier Image Technology Corporation -
 (Electronics)                               258,000     423,194
President Chain Store Corporation -
 (Retailers)                                 279,554     434,415
Quanta Computer, Inc. - (Computers &
 Information)                                135,700     275,305
Siliconware Precision Industries Company
 - (Electronics) (*)                         261,060     140,484
Taiwan Semiconductor Manufacturing
 Company Ltd. Sponsored ADR -
 (Electronics/ Semiconductors) (*)            57,600     450,432
                                                      ----------
                                                       1,723,830
                                                      ----------
THAILAND - 5.7%
Electricity Generating Public Company
 Ltd. - (Electric Utilities)                 816,900     716,248
Thai Farmers Bank PLC - (Banking) (*)      1,012,200     724,001
                                                      ----------
                                                       1,440,249
                                                      ----------
TURKEY - 2.1%
Akcansa Cimento AS - (Building
 Materials)                               17,644,000     103,974
Anadolu Efes Biracilik ve Malt Sanayii
 AS - (Beverages, Food & Tobacco) (*)      8,000,000     142,857
Yazicilar SA - (Beverages, Food &
 Tobacco)                                 32,371,600     284,215
                                                      ----------
                                                         531,046
                                                      ----------
TOTAL COMMON STOCKS (identified cost, $26,552,787)    24,850,963

                                           PRINCIPAL
                                              AMOUNT

SECURITY LENDING COLLATERAL - 10.1%
Bank of Montreal, 1.75%, due 11/26/02       $756,199     756,199
Merrill Lynch & Co., 1.82%, due 11/26/02     216,216     216,216
Merrimac Money Market                        778,378     778,378
Royal Bank of Canada, 1.88%, due
 11/01/02                                    821,622     821,622
                                                      ----------
TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $2,572,415)                                          2,572,415
REPURCHASE AGREEMENTS - 1.2%
Investors Bank & Trust Repurchase
 Agreement, 0.94%, dated 10/31/02,
 $296,044 due on 11/01/02 (secured by
 Federal Government Agency, 5.125%, due
 on 07/25/15, with value of $310,838),
 at cost                                     296,036     296,036
                                                      ----------
TOTAL INVESTMENTS (identified cost, $29,421,238)      27,719,414

Other assets, less liabilities - (9.1%)               (2,319,833)
                                                      ----------
NET ASSETS - 100%                                     $25,399,581
                                                      ==========


144A Security exempt from registration under rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2002, the aggregate market value of these securities was $2,849,632 or 11.22% of net assets.
ADR  American Depository Receipt
GDR  Global Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan
(++) Security is valued in good faith under procedures established by the Board of Trustees

See notes to financial statements.

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
                 BONDS - 98.8%

  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                               ISSUER     AMOUNT       VALUE

               RESIDENTIAL MORTGAGE BACKED - 35.0%
    AAA        Federal Home Loan Mortgage
                Corporation, 5.50%, 2031             $150,000  $  151,999
    AAA        Federal Home Loan Mortgage
                Corporation, 6.00%, 2028             901,936      931,781
    AAA        Federal Home Loan Mortgage
                Corporation, 6.50%, 2031             222,744      231,108
    AAA        Federal Home Loan Mortgage
                Corporation, 6.50%, 2032              97,912      101,593
    AAA        Federal Home Loan Mortgage
                Corporation, 7.50%, 2023              69,614       74,211
    AAA        Federal National Mortgage
                Association, 5.50%, 2017             128,315      132,494
    AAA        Federal National Mortgage
                Association, 5.50%, 2017              37,764       38,994
    AAA        Federal National Mortgage
                Association, 5.50%, 2017             471,625      486,986
    AAA        Federal National Mortgage
                Association, 5.50%, 2032             132,132      133,662
    AAA        Federal National Mortgage
                Association, 6.00%, 2011             200,524      210,699
    AAA        Federal National Mortgage
                Association, 6.50%, 2028             430,687      446,907
    AAA        Federal National Mortgage
                Association, 6.50%, 2029             454,044      470,880
    AAA        Federal National Mortgage
                Association, 6.50%, 2031             210,096      217,794
    AAA        Federal National Mortgage
                Association, 6.50%, 2032             125,000      129,582
    AAA        Federal National Mortgage
                Association, 7.00%, 2029              10,592       11,072
    AAA        Federal National Mortgage
                Association, 7.00%, 2030             202,523      211,705
    AAA        Federal National Mortgage
                Association, 7.50%, 2029             262,734      278,432
    AAA        Government National Mortgage
                Association, 6.00%, 2011             159,029      168,242
    AAA        Government National Mortgage
                Association, 6.00%, 2029             255,938      265,599
    AAA        Government National Mortgage
                Association, 6.00%, 2032             167,710      173,766
    AAA        Government National Mortgage
                Association, 6.00%, 2032             296,318      307,018
    AAA        Government National Mortgage
                Association, 6.50%, 2031             144,269      150,484
    AAA        Government National Mortgage
                Association, 6.50%, 2031             365,086      380,558
    AAA        Government National Mortgage
                Association, 6.50%, 2031              66,410       69,224
    AAA        Government National Mortgage
                Association, 6.50%, 2031             119,081      124,128
    AAA        Government National Mortgage
                Association, 7.00%, 2024              31,151       32,960
    AAA        Government National Mortgage
                Association, 7.00%, 2029             497,683      523,313
    AAA        Government National Mortgage
                Association, 7.00%, 2032             121,634      127,742
    AAA        Government National Mortgage
                Association, 7.50%, 2011             185,092      199,590
    AAA        Government National Mortgage
                Association, 7.50%, 2011              82,795       89,281
    AAA        Government National Mortgage
                Association, 7.50%, 2023              99,364      106,367
    AAA        Government National Mortgage
                Association, 8.00%, 2009              85,362       92,031
    AAA        Government National Mortgage
                Association, 8.00%, 2026               8,539        9,202
    AAA        Government National Mortgage
                Association, 8.00%, 2026              66,642       71,817
    AAA        Government National Mortgage
                Association, 8.50%, 2030              74,412       80,415
    Aaa        GSR Mortgage Loan Trust 2002-8F
                3AA1, 6.50%, 2032                    118,352      121,285
    AAA        Residential Accredit Loans, Inc.
                2000-QS8 A4, 8.00%, 2030             125,000      133,395
    AAA        Residential Funding Mortgage
                Securities I 1998-S12 A8,
                6.75%, 2028                          200,000      209,530
    AAA        Vendee Mortgage Trust 1992-1 2Z,
                7.75%, 2022                           88,867       98,482
                                                               ----------
                                                                7,794,328
                                                               ----------

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------

  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE

               INDUSTRIAL - 26.6%
    Baa1       Albertson's, Inc., 7.50%, 2011        $100,000  $  116,491
    Baa2       Amerada Hess Corporation, 7.125%,
                2033 (+)                              80,000       82,174
    A1         Anheuser-Busch Companies, Inc.,
                6.00%, 2011                          130,000      143,250
    Baa1       AOL Time Warner, Inc., 7.625%, 2031   150,000      136,693
    A3         Apache Corporation, 6.25%, 2012        85,000       94,122
    Baa3       Aramark Services, Inc., 8.15%, 2005    40,000       42,822
    A1         Archer-Daniels-Midland Company,
                5.935%, 2032                         100,000       95,070
    A3         Avery-Dennison Corporation MTN,
                6.76%, 2005                          125,000      137,032
    Baa3       Avnet, Inc., 8.20%, 2003              175,000      163,602
    Baa3       Brascan Corporation, 8.125%, 2008      70,000       75,399
    A2         Cardinal Health, Inc., 6.75%, 2011    150,000      169,096
    Baa3       Comcast Cable Communications,
                6.375%, 2006                         130,000      127,868
    A3         Conoco, Inc., 6.95%, 2029              90,000       97,861
    A3         Consolidated Natural Gas Company,
                6.25%, 2011                           60,000       62,089
    A3         DaimlerChrysler NA Holding
                Corporation, 6.40%, 2006             130,000      138,212
    A3         DaimlerChrysler NA Holding
                Corporation, 6.90%, 2004             100,000      105,823
    A2         Ecolab, Inc., 6.875%, 2011            120,000      128,648
    AA3        Eli Lilly & Company, 5.50%, 2006      125,000      135,333
    Baa2       Enterprise Products Partners L.P.,
                7.50%, 2011                          125,000      123,758
    Baa1       Equifax, Inc. 144A, 4.95%, 2007        50,000       50,703
    Baa1       Ford Motor Company, 7.45%, 2031        70,000       53,434
    A3         Ford Motor Credit Company, 7.60%,
                2005                                 250,000      242,083
    Baa3       Fred Meyer, Inc., 7.45%, 2008         140,000      156,860
    A2         Gannett Company, Inc., 4.95%, 2005    150,000      157,670
    A2         General Motors Acceptance
                Corporation, 7.75%, 2010             175,000      172,099
    A1         Hershey Foods Corporation, 7.20%,
                2027                                 110,000      125,980
    Baa3       Humana, Inc., 7.25%, 2006             100,000      106,367
    A3         Ingersoll-Rand Company, 5.80%, 2004   100,000      104,591
    Baa3       Interpublic Group Companies, Inc.,
                7.875%, 2005                         130,000      120,983
    Baa2       Kerr-McGee Corporation, 5.375%,
                2005                                  90,000       94,691
    Baa1       Kimco Realty Corporation, 7.86%,
                2007                                 160,000      179,867
    Baa1       Kinder Morgan Energy Partners,
                L.P., 7.125%, 2012 (+)                65,000       70,357
    A2         Kraft Foods, Inc., 6.50%, 2031         30,000       31,167
    Baa2       Lockheed Martin Corporation, 8.50%,
                2029                                  85,000      107,698
    A2         Marsh & McLennan Companies, Inc.,
                6.25%, 2012                           45,000       48,854
    Baa1       Masco Corporation, 6.75%, 2006        130,000      140,303
    Baa2       Mohawk Industries, Inc. Series D,
                7.20%, 2012                           45,000       49,840
    Baa1       ProLogis Trust, 7.00%, 2003            25,000       25,885
    Baa3       Raytheon Company, 7.90%, 2003          70,000       70,918
    Baa2       Safeway, Inc., 6.05%, 2003            175,000      181,482
    Baa2       Scholastic Corporation, 5.75%, 2007   125,000      132,618
    Baa2       Simon Properties Group L.P.,
                6.625%, 2003                          35,000       35,653
    Aa3        Sony Capital Corporation 144A,
                4.95%, 2006                           65,000       68,609
    Ba1        Southern Natural Gas Company,
                7.35%, 2031                           80,000       68,843
    Baa3       SuperValu, Inc., 7.50%, 2012           60,000       60,513

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------


  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE

                               INDUSTRIAL - CONTINUED
    A2         Target Corporation, 5.50%, 2007       $110,000  $  117,769
    Baa3       Tele-Communications, Inc., 9.80%,
                2012                                 170,000      187,202
    Baa3       Tenet Healthcare Corporation,
                6.375%, 2011                          65,000       62,732
    A3         Tosco Corporation, 7.25%, 2007        150,000      170,234
    Ba2        Tyco International Group SA,
                6.375%, 2006 (+)                     160,000      142,400
    Baa2       Union Oil Company of California,
                6.375%, 2004                          65,000       67,924
    A2         United Technologies Corporation,
                6.35%, 2011                          135,000      153,363
    Baa2       Visteon Corporation, 8.25%, 2010       90,000       93,029
    Baa2       Weyerhaeuser Company, 5.50%, 2005     100,000      103,806
                                                               ----------
                                                                5,931,870
                                                               ----------
    AAA        U.S. GOVERNMENT - 8.4%
    AAA        U.S. Treasury Bond, 5.50%, 2028       750,000      786,705
    AAA        U.S. Treasury Bond, 6.125%, 2029      215,000      245,106
    AAA        U.S. Treasury Bond, 6.25%,
                2023 (+)                             350,000      401,912
    AAA        U.S. Treasury Note, 5.00%, 2011        60,000       65,433
    AAA        U.S. Treasury Note, 5.75%,
                2010 (+)                             140,000      159,867
    AAA        U.S. Treasury Note, 5.875%, 2005       10,000       11,097
    AAA        U.S. Treasury Note, 6.50%, 2005       100,000      111,301
    AAA        U.S. Treasury Note, 6.50%, 2006        80,000       91,978
                                                               ----------
                                                                1,873,399
                                                               ----------
               COMMERCIAL MORTGAGE BACKED - 6.0%
    Aaa        Chase Commercial Mortgage
                Securities Corporation 1996-1 A2,
                7.60%, 2006                          150,000      169,547
    Aaa        CS First Boston Mortgage Securities
                Corporation 1997-C2 A2, 6.52%,
                2035                                 175,000      191,391
    Aaa        GE Capital Commercial Mortgage
                Corporation 2002-1A A1, 5.033%,
                2035                                 233,037      245,451
    Aaa        GMAC Mortgage Corporation Loan
                Trust 2001-J5 A7, 6.75%, 2031        125,000      133,552
    Aaa        J. P. Morgan Commercial Mortgage
                Finance Corporation 1999-C7 A2,
                6.507%, 2035                         400,000      447,334
    Aaa        Salomon Brothers Mortgage
                Securities VII 2001-MMA A1,
                5.323%, 2034                         150,578      158,599
                                                               ----------
                                                                1,345,874
                                                               ----------
               ASSET BACKED - 5.9%
    Aaa        Conseco Finance Securitizations
                Corporation 2001-1 A4,
                6.21%, 2032                           95,000       99,270
    Aaa        Ford Credit Auto Owner Trust 2002-B
                A3A, 4.14%, 2005                     145,000      149,284
    Aaa        MBNA Master Credit Card Trust
                1999-B A, 5.90%, 2011                125,000      138,147
    Aaa        MMCA Automobile Trust 2002-1 A3,
                4.15%, 2006                          175,000      180,843
    Aaa        MMCA Automobile Trust 2002-3 A3,
                2.97%, 2007                          130,000      131,498
    Aaa        National City Auto Receivables
                Trust 2002-A A3, 4.04%, 2006         325,000      334,561

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------


  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE

                               ASSET BACKED - CONTINUED
    Aaa        Norwest Asset Securities
                Corporation 1997-19 A8, 7.25%,
                2027                                 $76,584   $   77,697
    Aaa        Oakwood Mortgage Investors, Inc.
                2001-C A2, 5.92%, 2017               190,000      198,110
                                                               ----------
                                                                1,309,410
                                                               ----------
               FINANCIAL SERVICES - 4.7%
    A3         Boeing Capital Corporation, 7.10%,
                2005                                  70,000       75,494
    A2         CIT Group, Inc., 6.15%, 2002           30,000       30,045
    A2         CIT Group, Inc., 7.375%, 2007          60,000       62,123
    A2         CIT Group, Inc., 7.625%, 2005          35,000       36,463
    A3         Countrywide Home Loans, Inc.,
                5.50%, 2007                          110,000      115,159
    Baa3       GATX Financial Corporation MTN
                Series D, 6.875%, 2006               150,000      132,717
    A2         Household Finance Corporation,
                5.75%, 2007                           60,000       53,658
    A2         Household Finance Corporation,
                6.375%, 2011                         175,000      150,097
    A2         Household Finance Corporation,
                7.625%, 2032 (+)                      60,000       49,819
    Aa3        Merrill Lynch & Company, Inc. MTN
                Series B, 4.54%, 2005                200,000      206,026
    Baa1       Sears Roebuck Acceptance
                Corporation, 6.50%, 2028              40,000       31,115
    A3         Textron Financial Corporation MTN
                Series E, 5.95%, 2004                 95,000       97,536
                                                               ----------
                                                                1,040,252
                                                               ----------
               ELECTRIC UTILITIES - 3.6%
    A1         Consolidated Edison, Inc., 6.15%,
                2008                                 200,000      220,184
    Baa1       Dominion Resources, Inc., 7.82%,
                2004                                 140,000      148,403
    A3         Duke Capital Corporation, 6.75%,
                2032                                  75,000       57,971
    A2         KeySpan Gas East Corporation,
                6.90%, 2008                          150,000      170,954
    A2         National Rural Utilities
                Cooperative Finance Corporation
                MTN Series C, 8.00%, 2032            105,000      118,578
    Baa1       Progress Energy, Inc., 6.55%, 2004     75,000       76,950
                                                               ----------
                                                                  793,040
                                                               ----------
               INTERNATIONAL - 3.3%
    Baa2       Canadian National Railway Company,
                6.375%, 2011                         120,000      132,672
    Baa2       Oslo Seismic Services, Inc., 8.28%,
                2011                                 333,929      207,036
    Caa3       Petroleum Geo-Services ASA, 7.50%,
                2007                                  50,000       17,250
    A1         Province of Quebec, 7.50%, 2029       135,000      166,405
    A3         Telephonica Europe BV, 7.35%, 2005    200,000      216,550
                                                               ----------
                                                                  739,913
                                                               ----------
               BANKS - 2.2%
    Aa2        Bank of America Corporation, 5.25%,
                2007 (+)                              50,000       53,630
    A1         SunTrust Banks, Inc., 6.00%, 2026     275,000      296,417
    Aa2        Wells Fargo & Company, 5.125%, 2007   130,000      138,878
                                                               ----------
                                                                  488,925
                                                               ----------
               TELEPHONE UTILITIES - 2.0%
    Baa2       AT&T Corporation, 5.625%, 2004         65,000       64,684
    Baa2       Cox Communications, Inc., 7.75%,
                2010                                 160,000      171,677

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------


  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE

                               TELEPHONE UTILITIES - CONTINUED
    Ba3        Qwest Corporation 144A, 8.875%,
                2012                                 $50,000   $   44,570
    Baa3       Sprint Capital Corporation, 8.375%,
                2012                                  35,000       29,050
    A1         Verizon Global Funding Corporation,
                7.75%, 2030                           75,000       80,326
    Ca         WorldCom, Inc. - WorldCom Group,
                6.50%, 2004 (*)(++)                   65,000       11,294
    Ca         WorldCom, Inc. - WorldCom Group,
                8.25%, 2031 (*)(++)                  260,000       45,175
                                                               ----------
                                                                  446,776
                                                               ----------
               TRANSPORTATION - 1.1%
    Baa1       Continental Airlines, Inc., 8.048%,
                2020                                 141,646      107,137
    Baa1       Norfolk Southern Corporation,
                7.25%, 2031                          125,000      139,121
                                                               ----------
                                                                  246,258
                                                               ----------

               TOTAL BONDS (identified cost, $21,639,566)      22,010,045


               SECURITY LENDING COLLATERAL - 5.0%
               Bank of Montreal, 1.75%, due
                11/26/02                             328,329      328,329
               Merrill Lynch & Co., 1.82%, due
                11/26/02                              93,877       93,877
               Merrimac Money Market                 337,959      337,959
               Royal Bank of Canada, 1.88%, due
                11/01/02                             356,735      356,735
                                                               ----------

               TOTAL SECURITY LENDING COLLATERAL (identified
                cost, $1,116,900)                               1,116,900

               REPURCHASE AGREEMENTS - 0.4%
               Investors Bank & Trust Repurchase
                Agreement, 0.94%, dated 10/31/02,
                $86,930 due on 11/01/02 (secured
                by Federal Government Agency,
                6.00%, due on 06/25/29, with value
                of $91,275), at cost                  86,928       86,928
                                                               ----------

               TOTAL INVESTMENTS (identified cost,
                $22,843,394)                                   23,213,873

               Other assets, less liabilities - (4.2%)           (927,678)
                                                               ----------

               NET ASSETS - 100.0%                             $22,286,195
                                                               ==========

                    144A Security exempt from registration under rule 144A of
                         the Securities Act of 1933. Securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2002, the aggregate market value of these securities was $163,883 or 0.74% of net assets.

                    (*)  Non-income producing security
                    (+) Denotes all or a portion of security on loan (++) Defaulted security

              See notes to financial statements.

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
                 BONDS - 95.5%

  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                               ISSUER     AMOUNT       VALUE

               AIRLINES - 0.6%
    Ba3        Delta Air Lines, Inc., 7.90%, 2009   $ 250,000  $  147,500
                                                               ----------
               AUTOMOTIVE & INDUSTRIAL - 1.5%
    Ba3        American Axle & Manufacturing,
                Inc., 9.75%, 2009                     150,000     157,500
    A3         Ford Motor Credit Company, 6.50%,
                2007 (+)                              250,000     230,488

                                                               ----------
                                                                  387,988
                                                               ----------
               BEVERAGES, FOOD & TOBACCO - 3.6%
    B3         B&G Foods, Inc. Series D, 9.625%,
                2007                                  250,000     256,250
    Ba2        Constellation Brands, Inc., 8.00%,
                2008                                  250,000     264,375
    B2         Domino's, Inc., 10.375%, 2009          250,000     268,750
    B2         Land O' Lakes, Inc., 8.75%, 2011       250,000     141,250

                                                               ----------
                                                                  930,625
                                                               ----------
               BROADCASTING - 8.4%
    Ba1        British Sky Broadcasting PLC,
                6.875%, 2009                          500,000     503,212
    Ba1        Chancellor Media Corporation,
                8.00%, 2008                           250,000     265,000
    B3         Charter Communications Holdings
                Corporation, 10.75%, 2009             500,000     221,250
    B1         CSC Holdings, Inc., 7.625%, 2011       250,000     202,500
    B1         CSC Holdings, Inc. Series B,
                8.125%, 2009                          250,000     205,000
   Caa1        EchoStar Communications
                Corporation, 4.875%, 2007             250,000     207,197
    B1         EchoStar DBS Corporation, 9.375%,
                2009 (+)                              250,000     250,625
   Caa1        Mediacom Communications
                Corporation, 5.25%, 2006              185,000     121,787
    B2         Mediacom LLC/Capital Corporation,
                8.50%, 2008                           250,000     182,500

                                                               ----------
                                                                2,159,071
                                                               ----------
               BUILDING & REAL ESTATE - 1.9%
    B1         Intrawest Corporation, 9.75%, 2008     500,000     487,500
                                                               ----------
               CARGO TRANSPORT - 1.1%
    Ba2        Kansas City Southern Railway,
                9.50%, 2008                           250,000     272,500
                                                               ----------
               CHEMICALS & PLASTICS - 1.5%
    B3         Avecia Group PLC, 11.00%, 2009         250,000     210,000
               Nova Chemicals Corporation, 7.00%,
    Ba2        2006                                  200,000     181,544

                                                               ----------
                                                                  391,544
                                                               ----------
               COAL - 2.0%
    B2         P&L Coal Holdings, 9.625%, 2008        500,000     524,375
                                                               ----------
               COMMERCIAL SERVICES - 5.1%
    B2         Allied Waste North America Series
                B, 10.00%, 2009 (+)                   250,000     240,937
    B3         Brand Services, Inc. 144A, 12.00%,
                2012 (+)                              250,000     248,750
   Baa1        Cendant Corporation, 6.875%, 2006      250,000     247,500
    CA         Outsourcing Solutions, Inc. Series
                B, 11.00%, 2006                       250,000      50,312

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE

                               COMMERCIAL SERVICES - CONTINUED
   Baa2        Sabre Holdings Corporation, 7.35%,
                2011                                $ 250,000  $  262,267
    B1         Service Corporation International,
                6.875%, 2007                          300,000     249,000
                                                               ----------
                                                                1,298,766
                                                               ----------
               COMPUTER & DATA PROCESSING SERVICES - 2.2%
    B3         American Business Information,
                Inc., 9.50%, 2008                     125,000     125,156
    Ba1        Unisys Corporation, 7.875%, 2008       430,000     430,000

                                                               ----------
                                                                  555,156
                                                               ----------
               CONSUMER PRODUCTS - 1.9%
    Ba1        American Greetings Corporation,
                6.10%, 2028                           250,000     230,000
    Ba3        American Greetings Corporation,
                11.75%, 2008 (+)                      250,000     267,500

                                                               ----------
                                                                  497,500
                                                               ----------
               CONTAINERS, PACKAGING & GLASS - 5.3%
    B3         AEP Industries, Inc., 9.875%, 2007     250,000     235,000
    B1         Ball Corporation, 8.25%, 2008          250,000     257,500
    NR         LLS Corporation, 11.625%,
                2009 (*)(++)                          250,000      12,500
    Ba2        Packaging Corporation of America,
                9.625%, 2009                          450,000     483,750
    B3         Tekni-Plex, Inc., 12.75%, 2010         400,000     360,000
                                                               ----------
                                                                1,348,750
                                                               ----------
               DIVERSIFIED/CONGLOMERATE MANUFACTURING - 1.3%
   Caa3        Elgin National Industries, 11.00%,
                2007                                  125,000      75,000
    B2         Unifrax Investments Corporation,
                10.50%, 2003                          250,000     250,312
                                                               ----------
                                                                  325,312
                                                               ----------
               DIVERSIFIED/CONGLOMERATE SERVICES - 3.6%
    Ba1        Briggs & Stratton Corporation,
                8.875%, 2011                           65,000      68,900
    B2         Buhrmann US, Inc., 12.25%, 2009        250,000     205,000
    B2         Iron Mountain, Inc., 8.625%, 2013      400,000     415,000
    B3         Williams Scotsman, Inc., 9.875%,
                2007                                  300,000     243,000
                                                               ----------
                                                                  931,900
                                                               ----------
               ELECTRONICS - 4.2%
   Baa3        Avnet, Inc., 8.20%, 2003               250,000     235,000
     B         BEA Systems, Inc., 4.00%, 2006         125,000     103,611
   CCC+        Conexant Systems, Inc., 4.00%, 2007    245,000      78,505
    B-         FEI Company, 5.50%, 2008               110,000      85,747
    B-         FEI Company 144A, 5.50%, 2008           75,000      58,464
   Caa2        Special Devices, Inc. Series B,
                11.375%, 2008 (+)                     875,000     525,000
                                                               ----------
                                                                1,086,327
                                                               ----------
               ELECTRONICS/SEMICONDUCTORS - 0.5%
    B+         Cymer, Inc. 144A, 3.50%, 2009          125,000     108,437
    Ba3        General Semiconductor, Inc., 5.75%,
                2006                                   25,000      22,531
                                                               ----------
                                                                  130,968
                                                               ----------

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE

               ENTERTAINMENT & LEISURE - 0.8%
    B2         Bally Total Fitness Holding
                Corporation Series D, 9.875%, 2007  $ 250,000  $  213,750
                                                               ----------
               FINANCIAL SERVICES - 1.9%
    A2         CIT Group, Inc., 7.375%, 2007          250,000     262,676
    A2         Household Finance Corporation,
                7.00%, 2012                           250,000     222,548
                                                               ----------
                                                                  485,224
                                                               ----------
               HEALTHCARE, EDUCATION & CHILDCARE - 2.5%
    BB-        Bergen Brunswig Corporation Cl. A,
                7.25%, 2005                           250,000     255,000
    Ba3        Healthsouth Corporation, 7.375%,
                2006                                  125,000     102,500
   Baa3        Quest Diagnostics, Inc., 7.50%,
                2011                                  250,000     282,110
                                                               ----------
                                                                  639,610
                                                               ----------
               HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
    B3         Associated Materials, Inc. 144A,
                9.75%, 2012                           125,000     130,000
                                                               ----------
               HOTELS, MOTELS, INNS & GAMING - 10.2%
    B2         Argosy Gaming Company, 9.00%, 2011     250,000     262,500
    B2         Horseshoe Gaming Holding
                Corporation, 8.625%, 2009             400,000     420,000
    B2         Isle of Capri Casinos, Inc., 9.00%,
                2012                                  125,000     125,625
    Ba2        Mandalay Resort Group, 9.50%, 2008     250,000     272,500
    Ba1        MGM Mirage, Inc., 8.50%, 2010          500,000     537,500
    Ba3        Mohegan Tribal Gaming Authority,
                8.75%, 2009                           400,000     412,000
    Ba1        Park Place Entertainment
                Corporation, 7.50%, 2009 (+)          250,000     251,250
    Ba2        Park Place Entertainment
                Corporation, 7.875%, 2005             340,000     341,700
                                                               ----------
                                                                2,623,075
                                                               ----------
               INDUSTRIAL - 4.1%
    Ba1        Airgas, Inc., 7.75%, 2006              200,000     198,000
    Ba2        Airgas, Inc., 9.125%, 2011             100,000     106,000
   Baa3        Aramark Services, Inc., 7.00%, 2006    175,000     184,453
   Baa3        Aramark Services, Inc., 8.15%, 2005    100,000     109,346
    B2         Johnsondiversey, Inc. 144A, 9.625%,
                2012                                   65,000      65,325
    Ba2        Tyco International Group SA,
                6.375%, 2006 (+)                      200,000     178,000
    Ba2        Tyco International Group SA,
                6.375%, 2011 (+)                      250,000     220,000
                                                               ----------
                                                                1,061,124
                                                               ----------
               LEISURE, AMUSEMENT & ENTERTAINMENT - 5.6%
    Ba3        Hasbro, Inc., 7.95%, 2003              250,000     253,750
   Caa2        Imax Corporation, 7.875%, 2005         250,000     182,500
    Ba1        International Game Technology,
                8.375%, 2009                          500,000     550,000
    B1         Lodgenet Entertainment Coporation,
                10.25%, 2006                          500,000     465,000
                                                               ----------
                                                                1,451,250
                                                               ----------
               MANUFACTURING - 2.2%
    B3         Great Lakes Dredge & Dock
                Corporation, 11.25%, 2008             200,000     206,000

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE

                               MANUFACTURING - CONTINUED
    Ba1        Kennametal, Inc., 7.20%, 2012        $ 175,000  $  176,067
   Caa2        Samsonite Corporation, 10.75%, 2008    250,000     190,000
                                                               ----------
                                                                  572,067
                                                               ----------
               MEDIA - BROADCASTING & PUBLISHING - 6.5%
   Baa1        AOL Time Warner, Inc., 6.15%, 2007     125,000     123,437
   Baa2        Cox Communications, Inc., 6.75%,
                2011                                  350,000     354,192
    B3         Dex Media East LLC Company 144A,
                12.125%, 2012                       1,000,000   1,027,500
    B3         Mail-Well, Inc. Series B, 8.75%,
                2008                                  375,000     153,750
                                                               ----------
                                                                1,658,879
                                                               ----------
               MINING/STEEL/IRON - 0.2%
   Caa2        Better Minerals & Aggregates
                Company, 13.00%, 2009                  55,000      41,800
                                                               ----------
               OIL & GAS - 7.4%
    B1         Chesapeake Energy Corporation 144A,
                8.125%, 2011                          250,000     256,250
    B1         El Paso Energy Partners L.P.,
                8.50%, 2011                           255,000     228,863
    B2         Ferrellgas Partners L.P., 8.75%,
                2012                                  125,000     127,500
    B2         Magnum Hunter Resources, Inc. 144A,
                9.60%, 2012                           250,000     263,750
    Ba3        Newfield Exploration Company,
                8.375%, 2012                          250,000     261,250
    B2         Plains Exploration & Production
                Company 144A, 8.75%, 2012             250,000     250,000
    B1         The Williams Companies, Inc.,
                7.125%, 2011 (+)                      250,000     147,500
    Ba3        Westport Resources Corporation,
                8.25%, 2011                           100,000     103,000
    Ba2        XTO Energy, Inc., 7.50%, 2012          250,000     263,750
                                                               ----------
                                                                1,901,863
                                                               ----------
               PHARMACEUTICALS - 0.3%
    BB-        Invitrogen Corporation 144A, 2.25%,
                2006                                  100,000      78,521
                                                               ----------
               RETAILERS - 0.8%
    B1         Saks, Inc., 7.50%, 2010                250,000     210,000
                                                               ----------
               TECHNOLOGY - 2.0%
    B3         Cooperative Computing, Inc., 9.00%,
                2008                                  550,000     442,750
    Ba2        Corning, Inc., 0.00%, 2015             155,000      69,413
                                                               ----------
                                                                  512,163
                                                               ----------
               TELECOMMUNICATIONS - 3.8%
   Caa3        Alamosa Delaware, Inc., 13.625%,
                2011                                  250,000      67,500
   Baa2        AT&T Wireless Services, Inc.,
                7.875%, 2011                          250,000     217,500
    Ba3        CommScope, Inc., 4.00%, 2006            50,000      37,591
    B3         Nextel Communications, Inc., 4.75%,
                2007                                  475,000     398,406
    B3         Nextel Communications, Inc.,
                9.375%, 2009 (+)                      150,000     129,000
    B3         Rural Cellular Corporation, 9.75%,
                2010                                  250,000     115,000
                                                               ----------
                                                                  964,997
                                                               ----------
               TELEPHONE UTILITIES - 0.4%
    Ba3        Qwest Corporation 144A, 8.875%,
                2012                                  125,000     111,425
                                                               ----------

DLB HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS CONTINUED
OCTOBER 31, 2002
--------------------------------------------------------------------------------
  S&P/MOODY'S
  BOND RATING                                       PRINCIPAL
  (UNAUDITED)                           ISSUER      AMOUNT      VALUE

               TEXTILES & LEATHER - 1.0%
    B3         St. John Knits International, Inc.,
                12.50%, 2009                        $ 250,000  $  256,250

                                                               ----------
               UTILITIES - 0.6%
    B1         Calpine Corporation, 7.75%, 2009       250,000      78,750
    B1         Calpine Corporation, 7.875%, 2008      250,000      80,000
                                                               ----------
                                                                  158,750
                                                               ----------
               TOTAL BONDS (identified cost, $25,816,726)      24,546,530


                                                    SHARES
               PREFERRED STOCKS - 0.3%
   Caa1        Lucent Technologies Capital Trust I
                144A (identified cost,
                $200,000) (*)                             200      74,088
                                                               ----------

                                                    PRINCIPAL
                                                    AMOUNT

               SECURITY LENDING COLLATERAL - 9.0%
               Bank of Montreal, 1.75%, due
                11/26/02                            $ 682,409     682,409
               Merrill Lynch & Co., 1.82%, due
                11/26/02                              195,118     195,118
               Merrimac Money Market                  702,425     702,425
               Royal Bank of Canada, 1.88%, due
                11/01/02                              741,448     741,448
                                                               ----------
               TOTAL SECURITY LENDING COLLATERAL (identified
                 cost, $2,321,400)                              2,321,400

               REPURCHASE AGREEMENTS - 6.7%
               Investors Bank & Trust Repurchase
                Agreement, 0.94%, dated 10/31/02,
                $1,709,699 due on 11/01/02
                (secured by Federal Government
                Agency, 2.8125%, due on 05/15/23,
                with value of $1,797,463), at cost  1,709,654   1,709,654
                                                               ----------
               TOTAL INVESTMENTS (identified cost,
                $30,047,780)                                   28,651,672

               Other assets, less liabilities - (11.5%)        (2,947,898)
                                                               ----------
               NET ASSETS - 100.0%                             $25,703,774
                                                               ==========

                    144A Security exempt from registration under rule 144A of
                         the Securities Act of 1933. Securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2002, the aggregate market value of these securities was $2,672,510 or 10.40% of net assets.

                    (*)  Non-income producing security
                    (+) Denotes all or a portion of security on loan (++) Defaulted security

              See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                        Enhanced     Enhanced
                               Core                      Index         Index
                              Growth        Value     Core Equity     Growth
                               Fund         Fund          Fund         Fund
                           ------------  -----------  ------------  -----------

ASSETS:
Investments:
  Investments at cost      $107,174,490  $51,453,698  $ 29,641,806  $19,866,041
  Net unrealized
    appreciation
    (depreciation)          (16,137,886)  (1,486,891)   (4,515,634)  (3,672,759)
  Repurchase agreements,
    at value (a)              7,952,523    2,969,202        46,755       17,000
                           ------------  -----------  ------------  -----------
    Total investments at
      value (b)              98,989,127   52,936,009    25,172,927   16,210,282
Foreign cash, at
  value (c)                          --           --            --           --
Receivable for
  investments sold            1,280,598    1,787,925            --           --
Receivable for fund
  shares sold                   137,101       41,467           286           30
Dividends receivable             42,108       83,275        30,534        7,958
Interest receivable               1,499          362            63          102
Receivable from the
  investment manager                 --           --            --        5,181
                           ------------  -----------  ------------  -----------
                            100,450,433   54,849,038    25,203,810   16,223,553
                           ------------  -----------  ------------  -----------
LIABILITIES:
Payable for investments
  purchased                   1,624,621           --            --           --
Payable for fund shares
  redeemed                      152,011       91,098           207            6
Collateral for securities
  on loan                     6,111,099    2,360,068     1,245,778      771,686
Accrued management fees          40,937       20,482           877           --
Accrued expenses                 42,769       38,679        37,421       36,169
                           ------------  -----------  ------------  -----------
                              7,971,437    2,510,327     1,284,283      807,861
                           ------------  -----------  ------------  -----------
NET ASSETS                 $ 92,478,996  $52,338,711  $ 23,919,527  $15,415,692
                           ============  ===========  ============  ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $164,354,611  $57,385,992  $ 40,504,332  $25,162,102
  Unrealized appreciation
    (depreciation) of
    investments and
    translation of assets
    and liabilities in
    foreign currencies      (16,137,886)  (1,486,891)   (4,515,634)  (3,672,759)
  Accumulated net
    realized gain (loss)
    on investments and
    foreign
   currency transactions    (55,890,632)  (4,068,914)  (12,265,884)  (6,090,035)
  Accumulated
    undistributed net
    investment income           152,903      508,524       196,713       16,384
                           ------------  -----------  ------------  -----------
    Total                  $ 92,478,996  $52,338,711  $ 23,919,527  $15,415,692
                           ============  ===========  ============  ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       13,509,162    4,271,904     3,058,594    2,518,539
                           ============  ===========  ============  ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $       6.85  $     12.25  $       7.82  $      6.12
                           ============  ===========  ============  ===========
-------------------------------------------------------------------------------
(a) Cost of repurchase
  agreements:              $  7,952,523  $ 2,969,202  $     46,755  $    17,000
(b) Including securities
  on loan with market
  values of:                  5,932,801    2,237,024     1,195,730      739,658
(c) Cost of cash
  denominated in foreign
  currencies:                        --           --            --           --

See notes to financial statements.

--------------------------------------------------------------------------------

                            Enhanced                      Small
                              Index                   Capitalization  Small Company  Stewart Ivory   Stewart Ivory
                              Value      Technology       Value       Opportunities  International  Emerging Markets  Fixed Income
                              Fund          Fund           Fund           Fund           Fund             Fund            Fund
                           -----------  ------------  --------------  -------------  -------------  ----------------  ------------
ASSETS:
Investments:
  Investments at cost      $26,058,183  $ 14,602,145   $74,910,390    $346,375,013    $17,316,463     $29,125,202     $22,756,466
  Net unrealized
    appreciation
    (depreciation)          (2,717,745)   (7,480,732)   (6,589,547)    (48,718,535)    (2,217,786)     (1,701,824)        370,479
  Repurchase agreements,
    at value (a)                43,198       257,665     1,831,053      35,989,564        434,004         296,036          86,928
                           -----------  ------------   -----------    ------------    -----------     -----------     -----------
    Total investments at
      value (b)             23,383,636     7,379,078    70,151,896     333,646,042     15,532,681      27,719,414      23,213,873
Foreign cash, at
  value (c)                         --            --            --              --          5,288         333,511              --
Receivable for
  investments sold                  --       184,796       113,197       1,312,357        277,685          28,065          55,299
Receivable for fund
  shares sold                      705            --       110,784       1,025,626          4,714              --              --
Dividends receivable            44,085           427        10,169         208,496         50,967          39,786              --
Interest receivable                 57           136         2,320           2,603            279             335         223,315
Receivable from the
  investment manager             5,506         2,694            --              --             --              --           3,905
                           -----------  ------------   -----------    ------------    -----------     -----------     -----------
                            23,433,989     7,567,131    70,388,366     336,195,124     15,871,614      28,121,111      23,496,392
                           -----------  ------------   -----------    ------------    -----------     -----------     -----------
LIABILITIES:
Payable for investments
  purchased                         --            --       471,110       6,359,617        244,160          86,119          55,299
Payable for fund shares
  redeemed                          --            --        36,486         427,468            914              --              --
Collateral for securities
  on loan                    1,334,874       667,400    10,495,371      29,213,699      1,276,398       2,572,415       1,116,900
Accrued management fees             --            --        23,649         246,836            985          19,259              --
Accrued expenses                37,951        34,893        40,202          62,492         40,786          43,737          37,998
                           -----------  ------------   -----------    ------------    -----------     -----------     -----------
                             1,372,825       702,293    11,066,818      36,310,112      1,563,243       2,721,530       1,210,197
                           -----------  ------------   -----------    ------------    -----------     -----------     -----------
NET ASSETS                 $22,061,164  $  6,864,838   $59,321,548    $299,885,012    $14,308,371     $25,399,581     $22,286,195
                           ===========  ============   ===========    ============    ===========     ===========     ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $26,385,447  $ 25,170,123   $65,937,451    $341,488,716    $25,161,564     $29,470,458     $22,484,760
  Unrealized appreciation
    (depreciation) of
    investments and
    translation of assets
    and liabilities in
    foreign currencies      (2,717,745)   (7,480,732)   (6,589,547)    (48,718,535)    (2,214,113)     (1,700,939)        370,479
  Accumulated net
    realized gain (loss)
    on investments and
    foreign
   currency transactions    (1,896,938)  (10,824,553)     (234,176)      7,097,249     (8,734,644)     (2,752,754)       (579,189)
  Accumulated
    undistributed net
    investment income          290,400            --       207,820          17,582         95,564         382,816          10,145
                           -----------  ------------   -----------    ------------    -----------     -----------     -----------
    Total                  $22,061,164  $  6,864,838   $59,321,548    $299,885,012    $14,308,371     $25,399,581     $22,286,195
                           ===========  ============   ===========    ============    ===========     ===========     ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       2,643,269     2,591,364     6,372,142      25,491,320      3,044,473       2,998,925       2,122,226
                           ===========  ============   ===========    ============    ===========     ===========     ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $      8.35  $       2.65   $      9.31    $      11.76    $      4.70     $      8.47     $     10.50
                           ===========  ============   ===========    ============    ===========     ===========     ===========
----------------------------------------------------------------------------------------------------------------------------------
(a) Cost of repurchase
  agreements:              $    43,198  $    257,665   $ 1,831,053    $ 35,989,564    $   434,004     $   296,036     $    86,928
(b) Including securities
  on loan with market
  values of:                 1,271,456       646,430    10,037,470      28,048,100      1,217,551       2,451,443       1,083,858
(c) Cost of cash
  denominated in foreign
  currencies:                       --            --            --              --          5,256         332,559              --

                           High Yield
                              Fund
                           -----------

ASSETS:
Investments:
  Investments at cost      $28,338,126
  Net unrealized
    appreciation
    (depreciation)          (1,396,108)
  Repurchase agreements,
    at value (a)             1,709,654
                           -----------
    Total investments at
      value (b)             28,651,672
Foreign cash, at
  value (c)                         --
Receivable for
  investments sold             212,500
Receivable for fund
  shares sold                       --
Dividends receivable                --
Interest receivable            623,695
Receivable from the
  investment manager                --
                           -----------
                            29,487,867
                           -----------
LIABILITIES:
Payable for investments
  purchased                  1,420,232
Payable for fund shares
  redeemed                          --
Collateral for securities
  on loan                    2,321,400
Accrued management fees          4,384
Accrued expenses                38,077
                           -----------
                             3,784,093
                           -----------
NET ASSETS                 $25,703,774
                           ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $30,502,105
  Unrealized appreciation
    (depreciation) of
    investments and
    translation of assets
    and liabilities in
    foreign currencies      (1,396,108)
  Accumulated net
    realized gain (loss)
    on investments and
    foreign
   currency transactions    (3,449,729)
  Accumulated
    undistributed net
    investment income           47,506
                           -----------
    Total                  $25,703,774
                           ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       3,107,727
                           ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $      8.27
                           ===========
-------------------------
(a) Cost of repurchase
  agreements:              $ 1,709,654
(b) Including securities
  on loan with market
  values of:                 2,264,380
(c) Cost of cash
  denominated in foreign
  currencies:                       --


See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                       Enhanced     Enhanced
                               Core                      Index        Index
                              Growth        Value     Core Equity    Growth
                               Fund         Fund         Fund         Fund
                           ------------  -----------  -----------  -----------

NET INVESTMENT INCOME:
  Interest (a)             $     48,511  $    33,409  $     2,736  $     2,690
  Dividends (b)                 949,450    1,070,327      443,069      161,649
                           ------------  -----------  -----------  -----------
                                997,961    1,103,736      445,805      164,339
                           ------------  -----------  -----------  -----------
EXPENSES:
  Management fees               606,495      312,372      138,169       91,613
  Trustees' fees                  4,917        4,917        4,917        4,917
  Custodian fees                 46,159       44,031       67,955       59,349
  Administration fees            90,809       47,352       22,845       15,158
  Accounting and audit
    fees                         25,504       25,504       24,504       24,504
  Registration fees              16,846       12,272       13,532       16,199
  Legal fees                     11,995       11,995       11,992       11,995
  Transfer and dividend
    disbursing agent fees         8,290        8,288        8,263        8,179
  Miscellaneous                   8,414        5,696        5,162        4,572
                           ------------  -----------  -----------  -----------
                                819,429      472,427      297,339      236,486
  Reduction of expenses
    by investment manager            --      (18,067)    (103,902)    (108,227)
                           ------------  -----------  -----------  -----------
    Net expenses                819,429      454,360      193,437      128,259
                           ------------  -----------  -----------  -----------
    Net investment income
      (loss)                    178,532      649,376      252,368       36,080
                           ------------  -----------  -----------  -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss)
  (identified cost
  basis):
  Investment transactions   (28,777,009)     855,794   (3,085,324)  (3,757,934)
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                 --           --           --           --
                           ------------  -----------  -----------  -----------
    Net realized gain
      (loss) on
      investments and
      foreign currency      (28,777,009)     855,794   (3,085,324)  (3,757,934)
                           ------------  -----------  -----------  -----------
Change in unrealized
  appreciation
  (depreciation):
  Investments                 8,010,882   (4,322,585)  (1,464,335)    (144,389)
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                 --           --           --           --
                           ------------  -----------  -----------  -----------
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency        8,010,882   (4,322,585)  (1,464,335)    (144,389)
                           ------------  -----------  -----------  -----------
    Net realized and
      unrealized gain
      (loss) on
      investments           (20,766,127)  (3,466,791)  (4,549,659)  (3,902,323)
                           ------------  -----------  -----------  -----------
    Net increase
      (decrease) in net
      assets from
      operations           $(20,587,595) $(2,817,415) $(4,297,291) $(3,866,243)
                           ============  ===========  ===========  ===========
------------------------------------------------------------------------------
(a) Interest income
  includes security
  lending income of:       $     10,292  $     7,966  $     1,918  $     2,111
(b) Dividend income is
  net of withholding
  taxes of:                       1,408       18,688        1,382            8

See notes to financial statements.

--------------------------------------------------------------------------------

                            Enhanced                     Small
                              Index                  Capitalization  Small Company  Stewart Ivory   Stewart Ivory
                              Value     Technology       Value       Opportunities  International  Emerging Markets  Fixed Income
                              Fund         Fund           Fund           Fund           Fund             Fund            Fund
                           -----------  -----------  --------------  -------------  -------------  ----------------  ------------
NET INVESTMENT INCOME:
  Interest (a)             $     3,638  $     5,927   $    63,045    $    335,169    $     9,196      $   10,370      $1,546,670
  Dividends (b)                525,927        9,550       821,465       2,535,742        266,372         618,813              --
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
                               529,565       15,477       884,510       2,870,911        275,568         629,183       1,546,670
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
EXPENSES:
  Management fees              120,955       97,329       450,984       3,250,233        152,067         335,298         104,777
  Trustees' fees                 4,917        4,917         4,917           4,917          4,917           4,918           4,917
  Custodian fees                76,058       52,658        55,351         112,946         82,994         113,774          60,830
  Administration fees           20,086        8,037        53,806         275,402         15,936          22,384          22,040
  Accounting and audit
    fees                        24,504       24,504        25,504          24,504         26,804          26,805          25,804
  Registration fees             16,394       13,802        21,361          27,341         12,776          11,739          12,276
  Legal fees                    11,995       11,995        11,995          13,055         13,445          11,993          11,995
  Transfer and dividend
    disbursing agent fees        8,282        8,243         8,265           8,470          8,260           8,260           8,275
  Miscellaneous                  4,626        4,515         5,392           8,332          5,473           8,182           4,835
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
                               287,817      226,000       637,575       3,725,200        322,672         543,353         255,749
  Reduction of expenses
    by investment manager     (118,480)     (99,470)      (89,952)             --       (119,916)        (73,934)       (111,680)
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
    Net expenses               169,337      126,530       547,623       3,725,200        202,756         469,419         144,069
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
    Net investment income
      (loss)                   360,228     (111,053)      336,887        (854,289)        72,812         159,764       1,402,601
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss)
  (identified cost
  basis):
  Investment transactions   (1,454,346)  (4,000,298)     (222,262)      9,750,742     (5,278,198)       (404,865)         46,213
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --           --            --              --         36,473         (32,839)             --
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
    Net realized gain
      (loss) on
      investments and
      foreign currency      (1,454,346)  (4,000,298)     (222,262)      9,750,742     (5,241,725)       (437,704)         46,213
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
Change in unrealized
  appreciation
  (depreciation):
  Investments                 (828,670)     628,989    (2,405,241)    (56,850,328)     2,827,489       3,412,598        (743,302)
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --           --            --              --         20,613             797              --
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency        (828,670)     628,989    (2,405,241)    (56,850,328)     2,848,102       3,413,395        (743,302)
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
    Net realized and
      unrealized gain
      (loss) on
      investments           (2,283,016)  (3,371,309)   (2,627,503)    (47,099,586)    (2,393,623)      2,975,691        (697,089)
                           -----------  -----------   -----------    ------------    -----------      ----------      ----------
    Net increase
      (decrease) in net
      assets from
      operations           $(1,922,788) $(3,482,362)  $(2,290,616)   $(47,953,875)   $(2,320,811)     $3,135,455      $  705,512
                           ===========  ===========   ===========    ============    ===========      ==========      ==========
---------------------------------------------------------------------------------------------------------------------------------
(a) Interest income
  includes security
  lending income of:       $     2,215  $     1,466   $    46,965    $     41,894    $     2,847      $    6,180      $    4,399
(b) Dividend income is
  net of withholding
  taxes of:                         87          408           349              --         33,602          55,779              --

                           High Yield
                              Fund
                           -----------

NET INVESTMENT INCOME:
  Interest (a)             $ 2,361,608
  Dividends (b)                 10,630
                           -----------
                             2,372,238
                           -----------
EXPENSES:
  Management fees              129,213
  Trustees' fees                 4,917
  Custodian fees                48,015
  Administration fees           21,523
  Accounting and audit
    fees                        26,804
  Registration fees             13,267
  Legal fees                    11,992
  Transfer and dividend
    disbursing agent fees        8,425
  Miscellaneous                  4,740
                           -----------
                               268,896
  Reduction of expenses
    by investment manager      (75,076)
                           -----------
    Net expenses               193,820
                           -----------
    Net investment income
      (loss)                 2,178,418
                           -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss)
  (identified cost
  basis):
  Investment transactions   (2,125,161)
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --
                           -----------
    Net realized gain
      (loss) on
      investments and
      foreign currency      (2,125,161)
                           -----------
Change in unrealized
  appreciation
  (depreciation):
  Investments                   67,507
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --
                           -----------
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency          67,507
                           -----------
    Net realized and
      unrealized gain
      (loss) on
      investments           (2,057,654)
                           -----------
    Net increase
      (decrease) in net
      assets from
      operations           $   120,764
                           ===========
-------------------------
(a) Interest income
  includes security
  lending income of:       $     7,277
(b) Dividend income is
  net of withholding
  taxes of:                         --

See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    Core Growth Fund                       Value Fund
                           ----------------------------------  ----------------------------------
                                 Year              Year              Year              Year
                                Ended             Ended             Ended             Ended
                           October 31, 2002  October 31, 2001  October 31, 2002  October 31, 2001
                           ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                 $    178,532      $     62,702      $    649,376      $    791,753
    Net realized gain
      (loss) on
      investments             (28,777,009)      (26,650,780)          855,794          (261,387)
    Net unrealized
      appreciation
      (depreciation) on
      investments
      and foreign
      currency                  8,010,882       (32,871,616)       (4,322,585)       (2,559,777)
                             ------------      ------------      ------------      ------------
                              (20,587,595)      (59,459,694)       (2,817,415)       (2,029,411)
                             ------------      ------------      ------------      ------------
  Distributions to
    shareholders:
    From net investment
      income:                     (93,146)               --          (738,327)       (1,135,388)
    From net realized
      gain on
      investments:                     --       (15,808,131)               --                --
                             ------------      ------------      ------------      ------------
                                  (93,146)      (15,808,131)         (738,327)       (1,135,388)
                             ------------      ------------      ------------      ------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares          44,370,986        56,272,570        27,760,981        18,322,636
    Net asset value of
      shares issued in
      reinvestment
      of distributions             93,146        15,808,131           737,082         1,133,575
    Cost of shares
      reacquired              (43,526,733)      (41,510,601)      (22,438,440)      (22,887,327)
                             ------------      ------------      ------------      ------------
                                  937,399        30,570,100         6,059,623        (3,431,116)
                             ------------      ------------      ------------      ------------
      Total increase
        (decrease) in net
        assets                (19,743,342)      (44,697,725)        2,503,881        (6,595,915)
NET ASSETS:
  At beginning of year        112,222,338       156,920,063        49,834,830        56,430,745
                             ------------      ------------      ------------      ------------
  End of year                $ 92,478,996      $112,222,338      $ 52,338,711      $ 49,834,830
                             ============      ============      ============      ============
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $    152,903      $     67,517      $    508,524      $    597,475
                             ============      ============      ============      ============

 *For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

  See notes to financial statements.

--------------------------------------------------------------------------------

                                     Enhanced Index                        Enhanced Index                Enhanced Index
                                    Core Equity Fund                         Growth Fund                   Value Fund
                           ----------------------------------  ---------------------------------------  ----------------
                                 Year              Year              Year               Period                Year
                                Ended             Ended             Ended                Ended               Ended
                           October 31, 2002  October 31, 2001  October 31, 2002    October 31, 2001*    October 31, 2002
                           ----------------  ----------------  ----------------  ---------------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                 $   252,368       $    158,390      $    36,080          $    (3,706)        $   360,228
    Net realized gain
      (loss) on
      investments             (3,085,324)        (9,173,910)      (3,757,934)          (2,332,103)         (1,454,346)
    Net unrealized
      appreciation
      (depreciation) on
      investments
      and foreign
      currency                (1,464,335)        (6,136,463)        (144,389)          (3,528,370)           (828,670)
                             -----------       ------------      -----------          -----------         -----------
                              (4,297,291)       (15,151,983)      (3,866,243)          (5,864,179)         (1,922,788)
                             -----------       ------------      -----------          -----------         -----------
  Distributions to
    shareholders:
    From net investment
      income:                   (213,698)                --          (19,696)                  --            (339,832)
    From net realized
      gain on
      investments:                    --         (8,164,429)              --                   --                  --
                             -----------       ------------      -----------          -----------         -----------
                                (213,698)        (8,164,429)         (19,696)                  --            (339,832)
                             -----------       ------------      -----------          -----------         -----------
  Fund share
    transactions:
    Net proceeds from
      sales of shares          1,543,931          3,620,929          147,594           25,123,970           1,353,858
    Net asset value of
      shares issued in
      reinvestment
      of distributions           213,698          8,126,355           19,696                   --             339,832
    Cost of shares
      reacquired              (1,563,201)        (8,856,411)         (51,571)             (73,889)           (320,870)
                             -----------       ------------      -----------          -----------         -----------
                                 194,428          2,890,873          115,719           25,050,081           1,372,820
                             -----------       ------------      -----------          -----------         -----------
      Total increase
        (decrease) in net
        assets                (4,316,561)       (20,425,539)      (3,770,220)          19,185,902            (889,800)
NET ASSETS:
  At beginning of year        28,236,088         48,661,627       19,185,912                   10          22,950,964
                             -----------       ------------      -----------          -----------         -----------
  End of year                $23,919,527       $ 28,236,088      $15,415,692          $19,185,912         $22,061,164
                             ===========       ============      ===========          ===========         ===========
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $   196,713       $    158,390      $    16,384          $        --         $   290,400
                             ===========       ============      ===========          ===========         ===========

                              Enhanced Index
                                Value Fund                 Technology Fund
                           ---------------------  ----------------------------------
                                  Period                Year              Year
                                   Ended               Ended             Ended
                             October 31, 2001*    October 31, 2002  October 31, 2001
                           ---------------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                    $   274,298         $  (111,053)      $   (152,753)
    Net realized gain
      (loss) on
      investments                  (446,887)         (4,000,298)        (6,611,465)
    Net unrealized
      appreciation
      (depreciation) on
      investments
      and foreign
      currency                   (1,889,075)            628,989         (5,382,117)
                                -----------         -----------       ------------
                                 (2,061,664)         (3,482,362)       (12,146,335)
                                -----------         -----------       ------------
  Distributions to
    shareholders:
    From net investment
      income:                            --                  --            (30,203)
    From net realized
      gain on
      investments:                       --                  --                 --
                                -----------         -----------       ------------
                                         --                  --            (30,203)
                                -----------         -----------       ------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares            25,012,667             308,000            280,000
    Net asset value of
      shares issued in
      reinvestment
      of distributions                   --                  --             30,203
    Cost of shares
      reacquired                        (49)           (184,284)                --
                                -----------         -----------       ------------
                                 25,012,618             123,716            310,203
                                -----------         -----------       ------------
      Total increase
        (decrease) in net
        assets                   22,950,954          (3,358,646)       (11,866,335)
NET ASSETS:
  At beginning of year                   10          10,223,484         22,089,819
                                -----------         -----------       ------------
  End of year                   $22,950,964         $ 6,864,838       $ 10,223,484
                                ===========         ===========       ============
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income           $   274,175         $        --       $         --
                                ===========         ===========       ============

 *For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

  See notes to financial statements.

THE DLB FUND GROUP
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Small                             Small Company
                                       Capitalization                         Opportunities
                                         Value Fund                                Fund
                           ---------------------------------------  ----------------------------------
                                 Year               Period                Year              Year
                                Ended                Ended               Ended             Ended
                           October 31, 2002    October 31, 2001*    October 31, 2002  October 31, 2001
                           ----------------  ---------------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                 $    336,887        $    348,030        $    (854,289)    $     331,088
    Net realized gain
      (loss) on
      investments and
      foreign currency           (222,262)          1,358,138            9,750,742        22,369,615
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency         (2,405,241)         (4,184,306)         (56,850,328)        3,696,703
                             ------------        ------------        -------------     -------------
                               (2,290,616)         (2,478,138)         (47,953,875)       26,397,406
                             ------------        ------------        -------------     -------------
  Distributions to
    shareholders:
    From net investment
      income:                    (411,244)            (42,700)            (314,287)         (162,220)
    From net realized
      gain on
      investments:             (1,393,206)                 --          (18,729,615)       (9,970,542)
                             ------------        ------------        -------------     -------------
                               (1,804,450)            (42,700)         (19,043,902)      (10,132,762)
                             ------------        ------------        -------------     -------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares          34,791,756          73,231,162          318,573,490       268,541,415
    Net asset value of
      shares issued in
      reinvestment of
      distributions             1,804,450              42,690           19,015,371         7,524,023
    Cost of shares
      reacquired              (32,522,215)        (11,410,401)        (191,663,507)     (155,971,684)
                             ------------        ------------        -------------     -------------
                                4,073,991          61,863,451          145,925,354       120,093,754
                             ------------        ------------        -------------     -------------
      Total increase
        (decrease) in net
        assets                    (21,075)         59,342,613           78,927,577       136,358,398
NET ASSETS:
  At beginning of year         59,342,623                  10          220,957,435        84,599,037
                             ------------        ------------        -------------     -------------
  End of year                $ 59,321,548        $ 59,342,623        $ 299,885,012     $ 220,957,435
                             ============        ============        =============     =============
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $    207,820        $    301,447        $      17,582     $     332,417
                             ============        ============        =============     =============

 *For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

  See notes to financial statements.

--------------------------------------------------------------------------------

                                     Stewart Ivory                       Stewart Ivory
                                     International                      Emerging Markets             Fixed Income
                                          Fund                                Fund                       Fund
                           ----------------------------------  ----------------------------------  ----------------
                                 Year              Year              Year              Year              Year
                                Ended             Ended             Ended             Ended             Ended
                           October 31, 2002  October 31, 2001  October 31, 2002  October 31, 2001  October 31, 2002
                           ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                 $     72,812      $    133,327      $   159,764       $   202,085       $ 1,402,601
    Net realized gain
      (loss) on
      investments and
      foreign currency         (5,241,725)       (3,424,553)        (437,704)       (2,086,227)           46,213
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency          2,848,102       (13,640,410)       3,413,395        (1,301,804)         (743,302)
                             ------------      ------------      -----------       -----------       -----------
                               (2,320,811)      (16,931,636)       3,135,455        (3,185,946)          705,512
                             ------------      ------------      -----------       -----------       -----------
  Distributions to
    shareholders:
    From net investment
      income:                    (154,635)         (106,171)        (186,014)          (11,075)       (1,415,671)
    From net realized
      gain on
      investments:                     --       (10,172,645)              --        (3,538,942)               --
                             ------------      ------------      -----------       -----------       -----------
                                 (154,635)      (10,278,816)        (186,014)       (3,550,017)       (1,415,671)
                             ------------      ------------      -----------       -----------       -----------
  Fund share
    transactions:
    Net proceeds from
      sales of shares           6,198,035         9,896,973          288,256           119,440         2,035,732
    Net asset value of
      shares issued in
      reinvestment of
      distributions               119,821         8,429,908          185,957         3,550,017         1,207,210
    Cost of shares
      reacquired              (25,279,108)       (7,068,683)        (154,256)         (652,963)       (7,583,405)
                             ------------      ------------      -----------       -----------       -----------
                              (18,961,252)       11,258,198          319,957         3,016,494        (4,340,463)
                             ------------      ------------      -----------       -----------       -----------
      Total increase
        (decrease) in net
        assets                (21,436,698)      (15,952,254)       3,269,398        (3,719,469)       (5,050,622)
NET ASSETS:
  At beginning of year         35,745,069        51,697,323       22,130,183        25,849,652        27,336,817
                             ------------      ------------      -----------       -----------       -----------
  End of year                $ 14,308,371      $ 35,745,069      $25,399,581       $22,130,183       $22,286,195
                             ============      ============      ===========       ===========       ===========
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $     95,564      $    140,916      $   382,816       $   110,942       $    10,145
                             ============      ============      ===========       ===========       ===========


                             Fixed Income                High Yield
                                 Fund                       Fund
                           ----------------  ----------------------------------
                                 Year              Year              Year
                                Ended             Ended             Ended
                           October 31, 2001  October 31, 2002  October 31, 2001
                           ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                 $ 1,607,534       $ 2,178,418       $ 2,078,988
    Net realized gain
      (loss) on
      investments and
      foreign currency           249,250        (2,125,161)       (1,321,752)
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency         1,599,942            67,507        (1,139,311)
                             -----------       -----------       -----------
                               3,456,726           120,764          (382,075)
                             -----------       -----------       -----------
  Distributions to
    shareholders:
    From net investment
      income:                 (1,645,793)       (2,159,070)       (2,077,078)
    From net realized
      gain on
      investments:                    --                --            (5,649)
                             -----------       -----------       -----------
                              (1,645,793)       (2,159,070)       (2,082,727)
                             -----------       -----------       -----------
  Fund share
    transactions:
    Net proceeds from
      sales of shares          1,847,893         1,171,776           102,118
    Net asset value of
      shares issued in
      reinvestment of
      distributions            1,538,253         2,130,594         2,082,727
    Cost of shares
      reacquired              (9,739,842)         (197,516)               --
                             -----------       -----------       -----------
                              (6,353,696)        3,104,854         2,184,845
                             -----------       -----------       -----------
      Total increase
        (decrease) in net
        assets                (4,542,763)        1,066,548          (279,957)
NET ASSETS:
  At beginning of year        31,879,580        24,637,226        24,917,183
                             -----------       -----------       -----------
  End of year                $27,336,817       $25,703,774       $24,637,226
                             ===========       ===========       ===========
  Net assets at end of
    period includes
    accumulated
    undistributed net
    investment income        $    10,341       $    47,506       $    10,150
                             ===========       ===========       ===========

 *For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

  See notes to financial statements.

DLB CORE GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                        Ten Months
                             Years Ended October 31,       Ended     Period Ended
                           ---------------------------  October 31,  December 31,
                            2002      2001      2000       1999        1998 ***
                           -------  --------  --------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of year       $8.33    $14.65    $12.93     $12.82        $10.00
                           ------   -------   -------    -------       -------

  Income from investment
    operations:
    Net investment income
      (loss)                  .02        -- (a)  (.01)       .02           .05
    Net realized and
      unrealized gain
      (loss) on
      investments           (1.49)    (4.85)     2.36        .09          3.09
                           ------   -------   -------    -------       -------

                            (1.47)    (4.85)     2.35        .11          3.14
                           ------   -------   -------    -------       -------

  Less distributions to
    shareholders:
    From net investment
      income                 (.01)       -- (a)  (.02)        --  (a)     (.05)
    From net realized
      gain on investments      --     (1.47)     (.61)        --  (a)     (.27)
                           ------   -------   -------    -------       -------

                             (.01)    (1.47)     (.63)        --          (.32)
                           ------   -------   -------    -------       -------

  Net asset value - end
    of year                 $6.85    $ 8.33    $14.65     $12.93        $12.82
                           ======   =======   =======    =======       =======

  Total return             (17.71%) (35.74%)   18.57%      0.85% **    31.33% **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets    0.74%     0.73%     0.69%      0.68% *      0.80% *
    Ratio of net
      investment income
      (loss) to average
      net assets            0.16%     0.05%    (0.09%)     0.19% *      0.48% *
    Portfolio turnover        43%       51%       96%        66% **       34% **
    Net assets at end of
      year (000 omitted)   $92,479  $112,222  $156,920  $115,991       $33,054

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income  $   --   $    --   $    --    $    --       $  0.03

    Ratios (to average
      net assets):
      Expenses                 --        --        --         --         0.95% *
      Net investment
        income                 --        --        --         --         0.32% *

*    Annualized.
**   Not annualized.
*** For the period from January 20, 1998 (commencement of operations) to December 31, 1998.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Ten Months
                            Years Ended October 31,      Ended     Years Ended December 31,
                           -------------------------  October 31,  ------------------------
                            2002     2001     2000       1999         1998         1997
                           -------  -------  -------  -----------  -----------  -----------
Per share data (for a
  share outstanding
  throughout
  each period):
  Net asset value -
    beginning of year      $12.96   $13.72   $14.91     $14.48       $14.91       $12.53
                           ------   ------   ------     ------       ------       ------

  Income from investment
    operations:
    Net investment income     .15      .21      .39        .29          .27          .15
    Net realized and
      unrealized gain
      (loss) on
      investments            (.67)    (.69)    (.21)       .14          .50         3.15
                           ------   ------   ------     ------       ------       ------

                             (.52)    (.48)     .18        .43          .77         3.30
                           ------   ------   ------     ------       ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                 (.19)    (.28)    (.33)        --  (a)    (.27)        (.15)
    From net realized
      gain on investments      --       --    (1.04)        --  (a)    (.93)        (.77)
                           ------   ------   ------     ------       ------       ------
                             (.19)    (.28)   (1.37)        --        (1.20)        (.92)
                           ------   ------   ------     ------       ------       ------

  Net asset value - end
    of year                $12.25   $12.96   $13.72     $14.91       $14.48       $14.91
                           ======   ======   ======     ======       ======       ======

  Total return             (4.08)%  (3.69)%   1.93%      2.98%  **    5.25%       26.35%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets    0.80%    0.80%    0.79%      0.74%  *     0.60%        0.71%
    Ratio of net
      investment income
      to average net
      assets                1.14%    1.49%    1.73%      2.22%  *     1.85%        1.40%
    Portfolio turnover        24%      26%      41%        28%  **      21%          25%
    Net assets at end of
      year (000 omitted)   $52,339  $49,835  $56,431   $74,383      $71,911      $56,449

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income  $ 0.15   $ 0.20   $   --     $   --       $ 0.25       $ 0.13

    Ratios (to average
      net assets):
      Expenses              0.83%    0.86%       --         --        0.75%        0.92%
      Net investment
        income              1.11%    1.43%       --         --        1.69%        1.19%

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Ten Months
                            Years Ended October 31,      Ended     Years Ended December 31,
                           -------------------------  October 31,  ------------------------
                            2002     2001     2000       1999         1998         1997
                           -------  -------  -------  -----------  -----------  -----------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of year       $9.29   $17.36   $17.25     $15.89       $14.55       $11.66
                           ------   ------   ------     ------       ------       ------

  Income from investment
    operations:
    Net investment income
      (loss)                  .08      .05     (.06)      (.03)         .01          .03
    Net realized and
      unrealized gain
      (loss) on
      investments           (1.48)   (5.22)    2.25       1.39         3.72         3.73
                           ------   ------   ------     ------       ------       ------

                            (1.40)   (5.17)    2.19       1.36         3.73         3.76
                           ------   ------   ------     ------       ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                 (.07)      --       --         --  (a)    (.01)        (.03)
    From net realized
      gain on investments      --    (2.90)   (2.08)        --  (a)   (2.38)        (.84)
                           ------   ------   ------     ------       ------       ------

                             (.07)   (2.90)   (2.08)        --        (2.39)        (.87)
                           ------   ------   ------     ------       ------       ------

  Net asset value - end
    of year                 $7.82   $ 9.29   $17.36     $17.25       $15.89       $14.55
                           ======   ======   ======     ======       ======       ======

  Total return             (15.22%) (33.06%) 12.84%      8.60% **   25.71%       32.23%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net
      assets (b)            0.70%    0.73%    0.90%      0.90% *     0.90%        0.90%
    Ratio of net
      investment income
      (loss) to average
      net assets            0.91%    0.45%   (0.35%)    (0.20% ) *    0.08%        0.23%
    Portfolio turnover       101%     220%     144%        97% **      81%          46%
    Net assets at end of
      year (000 omitted)   $23,920  $28,236  $48,662   $41,683      $35,308      $25,069

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets commencing December 18, 2000 and 0.90% of average daily net assets from commencement of operations through December 17, 2000. Without such agreement the investment income
(loss) per share and ratios would have been:

    Net investment income
      (loss)                $0.05   $ 0.01   $(0.09)    $(0.06)      $(0.02)      $(0.06)

    Ratios (to average
      net assets):
      Expenses              1.08%    1.06%    1.05%      1.09% *     1.14%        1.55%
      Net investment
        income (loss)       0.53%    0.12%   (0.50%)    (0.39% ) *   (0.17%)      (0.43%)

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.
(b) Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 through December 17, 2000.

See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Year        Period
                                               Ended        Ended
                                            October 31,  October 31,
                                               2002       2001 ***
                                            -----------  -----------
  Per share data (for a share outstanding
    throughout each period):
    Net asset value - beginning of year       $ 7.66       $10.00
                                             -------      -------

    Income from investment operations:
      Net investment income                      .02           --  (a)
      Net realized and unrealized loss on
        investments                            (1.55)       (2.34)
                                             -------      -------
                                               (1.53)       (2.34)
                                             -------      -------
    Less distributions to shareholders:
      From net investment income                (.01)          --
                                             -------      -------
                                                (.01)          --
                                             -------      -------

    Net asset value - end of year             $ 6.12       $ 7.66
                                             =======      =======

    Total return                             (20.03%)     (23.40%) **

    Ratios and Supplemental Data:
      Ratio of expenses to average net
        assets                                 0.70%        0.70% *
      Ratio of net investment income
        (loss) to average net assets           0.20%       (0.02% ) *
      Portfolio turnover                         65%          68% **
      Net assets at end of year (000
        omitted)                             $15,416      $19,186

  The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement the investment loss per share and ratios would have been:

      Net investment loss                     $(0.03)      $(0.04)

      Ratios (to average net assets):
        Expenses                               1.29%        1.24% *
        Net investment loss                   (0.39%)      (0.56% ) *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Year        Period
                                               Ended        Ended
                                            October 31,  October 31,
                                               2002       2001 ***
                                            -----------  -----------
  Per share data (for a share outstanding
    throughout each period):
    Net asset value - beginning of year        $9.18       $10.00
                                             -------      -------

    Income from investment operations:
      Net investment income                      .14          .11
      Net realized and unrealized loss on
        investments                             (.83)        (.93)
                                             -------      -------
                                                (.69)        (.82)
                                             -------      -------
    Less distributions to shareholders:
      From net investment income                (.14)          --
                                             -------      -------
                                                (.14)          --
                                             -------      -------

    Net asset value - end of year              $8.35       $ 9.18
                                             =======      =======

    Total return                              (7.79%)      (8.20%) **

    Ratios and Supplemental Data:
      Ratio of expenses to average net
        assets                                 0.70%        0.70% *
      Ratio of net investment income to
        average net assets                     1.49%        1.26% *
      Portfolio turnover                        115%          65% **
      Net assets at end of year (000
        omitted)                             $22,061      $22,951

  The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

      Net investment income                    $0.09       $ 0.07

      Ratios (to average net assets):
        Expenses                               1.19%        1.16% *
        Net investment income                  1.00%        0.80% *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

See notes to financial statements.

DLB TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Years Ended October 31,   Period Ended
                                     ------------------------  October 31,
                                        2002         2001        2000 ***
                                     -----------  -----------  ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    year                               $ 4.00       $ 8.84       $10.00
                                       ------       ------       ------
  Income from investment
    operations:
    Net investment income (loss)         (.04)        (.06)         .01
    Net realized and unrealized
      loss on investments               (1.31)       (4.77)       (1.17)
                                       ------       ------       ------
                                        (1.35)       (4.83)       (1.16)
                                       ------       ------       ------

  Less distributions to
    shareholders:
    From net investment income             --         (.01)          --
                                       ------       ------       ------
                                           --         (.01)          --
                                       ------       ------       ------
  Net asset value - end of year        $ 2.65       $ 4.00       $ 8.84
                                       ======       ======       ======

  Total return                        (33.75%)     (54.67%)     (11.60%)  **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                        1.30%        1.30%        1.30%  *
    Ratio of net investment income
      (loss) to average net assets     (1.14%)      (1.05%)       0.83%  *
    Portfolio turnover                    73%          90%          31%  **
    Net assets at end of year (000
      omitted)                         $6,865      $10,223      $22,090

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed
1.30% of average daily net assets. Without such agreement the investment loss per share and ratios would have been:

    Net investment loss                $(0.08)      $(0.09)      $(0.01)

    Ratios (to average net assets):
      Expenses                          2.32%        1.89%        2.75%  *
      Net investment loss              (2.16%)      (1.64%)      (0.63%)  *

*    Annualized.
**   Not annualized.
*** For the period from September 5, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          Year Ended   Period Ended
                                          October 31,  October 31,
                                             2002        2001 ***
                                          -----------  ------------
Per share data (for a share outstanding
  throughout each period):
  Net asset value - beginning of year       $9.71        $10.00
                                            -----        ------
  Income from investment operations:
    Net investment income                     .06           .06
    Net realized and unrealized loss on
      investments                            (.14)         (.34)
                                            -----        ------
                                             (.08)         (.28)
                                            -----        ------

  Less distributions to shareholders:
    From net investment income               (.07)         (.01)
    From net realized gain on
      investments                            (.25)           --
                                            -----        ------
                                             (.32)         (.01)
                                            -----        ------
  Net asset value - end of year             $9.31        $ 9.71
                                            =====        ======

  Total return                             (1.08%)       (2.90%)  **

  Ratios and Supplemental Data:
    Ratio of expenses to average net
      assets                                0.85%         0.85%  *
    Ratio of net investment income to
      average net assets                    0.52%         0.66%  *
    Portfolio turnover                        40%           31%  **
    Net assets at end of year (000
      omitted)                            $59,322       $59,343

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.85% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

    Net investment income                   $0.04        $ 0.05

    Ratios (to average net assets):
      Expenses                              0.99%         0.99%  *
      Net investment income                 0.38%         0.52%  *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Ten Months
                            Years Ended October 31,      Ended     Period Ended
                           -------------------------  October 31,  December 31,
                            2002     2001     2000       1999        1998 ***
                           -------  -------  -------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of year      $13.95   $12.72   $ 8.89     $ 8.61        $10.00
                           ------   ------   ------     ------       -------

  Income from investment
    operations:
    Net investment income
      (loss)                 (.03)     .02      .02       (.01)         (.01)
    Net realized and
      unrealized gain
      (loss) on
      investments           (1.13)    2.57     3.96        .29         (1.38)
                           ------   ------   ------     ------       -------

                            (1.16)    2.59     3.98        .28         (1.39)
                           ------   ------   ------     ------       -------

  Less distributions to
    shareholders:
    From net investment
      income                 (.02)    (.02)      --         --            --
    From net realized
      gain on investments   (1.01)   (1.34)    (.15)        --            --
                           ------   ------   ------     ------       -------

                            (1.03)   (1.36)    (.15)        --            --
                           ------   ------   ------     ------       -------

  Net asset value - end
    of year                $11.76   $13.95   $12.72     $ 8.89        $ 8.61
                           ======   ======   ======     ======       =======

  Total return             (9.66%)  23.02%   45.92%      2.92% **   (13.90%) **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets    1.15%    1.19%    1.30%      1.30% *      1.30% *
    Ratio of net
      investment income
      (loss) to average
      net assets           (0.26%)   0.20%    0.30%     (0.18% ) *    (0.28% ) *
    Portfolio turnover        51%     115%     114%        68% **       51% **
    Net assets at end of
      year (000 omitted)   $299,885 $220,957 $84,599   $31,819       $19,910

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.30% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)               $   --   $   --   $ 0.02     $(0.02)       $(0.03)

    Ratios (to average
      net assets):
      Expenses                 --       --    1.34%      1.51% *      1.77% *
      Net investment
        income (loss)          --       --    0.26%     (0.39%) *     (0.76%) *

*    Annualized.
**   Not annualized.
*** For the period from July 20, 1998 (commencement of operations) to December 31, 1998.

See notes to financial statements.

DLB STEWART IVORY INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Years Ended October 31,   Period Ended
                                     ------------------------  October 31,
                                        2002         2001        2000 ***
                                     -----------  -----------  ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    year                               $ 5.48       $10.58        $10.00
                                      -------      -------       -------
  Income from investment
    operations:
    Net investment income                 .04          .02           .04
    Net realized and unrealized
      gain (loss) on investments         (.78)       (2.88)          .54
                                      -------      -------       -------
                                         (.74)       (2.86)          .58
                                      -------      -------       -------

  Less distributions to
    shareholders:
    From net investment income           (.04)        (.02)           --
    From net realized gain on
      investments                          --        (2.22)           --
                                      -------      -------       -------
                                         (.04)       (2.24)           --
                                      -------      -------       -------
  Net asset value - end of year        $ 4.70       $ 5.48        $10.58
                                      =======      =======       =======

  Total return                        (13.59%)     (33.64%)        5.80% **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                        1.00%        1.00%         1.00% *
    Ratio of net investment income
      to average net assets             0.36%        0.32%         0.29% *
    Portfolio turnover                    76%          76%           48% **
    Net assets at end of year (000
      omitted)                        $14,308      $35,745       $51,697

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed
1.00% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income (loss)       $(0.03)      $   --  (a)    $ 0.02

    Ratios (to average net assets):
      Expenses                          1.59%        1.29%         1.11% *
      Net investment income (loss)     (0.23%)       0.03%         0.17% *

*    Annualized.
**   Not annualized.
*** For the period from November 2, 1999 (commencement of operations) to October 31, 2000.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB STEWART IVORY EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       Years Ended October 31,
                                     ----------------------------
                                       2002      2001      2000
                                     --------  --------  --------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    year                               $7.47    $ 9.97    $10.00
                                     -------   -------   -------
  Income from investment
    operations:
    Net investment income                .05       .07       .01
    Net realized and unrealized
      gain (loss) on investments        1.01     (1.21)     (.04)
                                     -------   -------   -------
                                        1.06     (1.14)     (.03)
                                     -------   -------   -------

  Less distributions to
    shareholders:
    From net investment income          (.06)       -- (a)    --
    From net realized gain on
      investments                         --     (1.36)       --
                                     -------   -------   -------
                                        (.06)    (1.36)       --
                                     -------   -------   -------
  Net asset value - end of year        $8.47    $ 7.47    $ 9.97
                                     =======   =======   =======

  Total return                        14.20%   (12.49%)   (0.30%)

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                       1.75%     1.75%     1.75%
    Ratio of net investment income
      to average net assets            0.60%     0.81%     0.09%
    Portfolio turnover                   56%       50%       88%
    Net assets at end of year (000
      omitted)                       $25,400   $22,130   $25,850

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's average daily net assets do not exceed 1.75% of average daily net assets.
Without such agreement the investment income (loss) per share and ratios would have been:

    Net investment income (loss)       $0.03    $ 0.04    $(0.01)

    Ratios (to average net assets):
      Expenses                         2.03%     2.09%     1.97%
      Net investment income (loss)     0.32%     0.47%    (0.13%)

(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Ten Months
                             Years Ended October 31,       Ended     Years Ended December 31,
                           ---------------------------  October 31,  ------------------------
                           2002 (b)    2001     2000       1999         1998         1997
                           ---------  -------  -------  -----------  -----------  -----------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of year       $10.78    $10.10   $10.12     $10.72       $10.61       $10.11
                            ------    -------  ------     ------       ------       ------

  Income from investment
    operations:
    Net investment income      .57      .62       .62        .48          .63          .42
    Net realized and
      unrealized gain
      (loss) on
      investments             (.28)     .69      (.03)      (.60)         .20          .49
                            ------    -------  ------     ------       ------       ------

                               .29     1.31       .59       (.12)         .83          .91
                            ------    -------  ------     ------       ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                  (.57)    (.63)     (.61)      (.48)        (.63)        (.41)
    From net realized
      gain on investments       --       --        -- (a)     --         (.09)          --
                            ------    -------  ------     ------       ------       ------

                              (.57)    (.63)     (.61)      (.48)        (.72)        (.41)
                            ------    -------  ------     ------       ------       ------

  Net asset value - end
    of year                 $10.50    $10.78   $10.10     $10.12       $10.72       $10.61
                            ======    =======  ======     ======       ======       ======

  Total return                2.89%    13.33%    6.14%     (1.08%) **    8.04%        9.03%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets      0.55%     0.55%    0.55%      0.55% *     0.55%        0.55%
    Ratio of net
      investment income
      to average net
      assets                  5.35%     6.06%    6.14%      5.63% *     5.71%        5.74%
    Portfolio turnover          75%       50%      88%        58% **      50%          44%
    Net assets at end of
      year (000 omitted)   $22,286   $27,337  $31,880    $36,540     $33,858      $32,155

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.55% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income   $ 0.52    $ 0.57   $ 0.58     $ 0.46       $ 0.60       $ 0.38

    Ratios (to average
      net assets):
      Expenses                0.98%     0.97%    0.91%      0.79% *      0.80%        1.06%
      Net investment
        income                4.92%     5.64%    5.78%      5.40% *      5.45%        5.22%

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.
(b) The Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 increased net investment income by less than $0.01 per share, decreased net realized and unrealized gains and losses by less than $0.01 per share and increased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

DLB HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Years Ended October 31,   Period Ended
                                     ------------------------  October 31,
                                      2002 (b)       2001        2000 ***
                                     -----------  -----------  ------------
Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    year                                $8.94        $9.88        $10.00
                                      -------      -------       -------
  Income from investment
    operations:
    Net investment income                 .74          .79           .09
    Net realized and unrealized
      loss on investments                (.67)        (.94)         (.12)
                                      -------      -------       -------
                                          .07         (.15)         (.03)
                                      -------      -------       -------

  Less distributions to
    shareholders:
    From net investment income           (.74)        (.79)         (.09)
    From net realized gain on
      investments                          --           --  (a)       --
                                      -------      -------       -------
                                         (.74)        (.79)         (.09)
                                      -------      -------       -------
  Net asset value - end of year         $8.27        $8.94        $ 9.88
                                      =======      =======       =======

  Total return                          0.48%       (1.58%)       (0.30%) **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                        0.75%        0.75%         0.75% *
    Ratio of net investment income
      to average net assets             8.43%        8.35%         6.01% *
    Portfolio turnover                    73%          77%            5% **
    Net assets at end of year (000
      omitted)                        $25,704      $24,637       $24,917

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed
0.75% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

    Net investment income               $0.72        $0.76        $ 0.07

    Ratios (to average net assets):
      Expenses                          1.04%        1.07%         2.12% *
      Net investment income             8.14%        8.03%         4.64% *

*    Annualized.
**   Not annualized.
*** For the period from September 5, 2000 (commencement of operations) to October 31, 2000.
(a)  Amount was less than $.01 per share.
(b) The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 decreased net investment income by less than $0.01 per share, increased net realized and unrealized gains and losses by less than $0.01 per share, and decreased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1.   BUSINESS AND ORGANIZATION

The DLB Fund Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust offers nine non-diversified portfolios and three diversified portfolios (each, a "Fund" and collectively, the "Funds") each of which operates as a distinct investment vehicle of the Trust. The Funds included in the Trust are the DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Technology Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Stewart Ivory International Fund (the "International Fund"), DLB Stewart Ivory Emerging Markets Fund (the "Emerging Markets Fund"), DLB Fixed Income Fund and the DLB High Yield Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities, other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

Effective November 1, 2001, the DLB Fixed Income and High Yield Funds adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies. As required, the Funds began amortizing premiums and discounts on debt securities using the daily effective yield method. Prior to this date, acquisition premiums were computed using the proportional method and were recognized daily. Market premium was not amortized. The cumulative effect of this accounting change had no impact on total net assets of each Fund, but resulted in the following reclassifications of the components of net assets as of October 31, 2001, based on securities held by the Fund as of that date:

                                                           ACCUMULATED
                                          NET UNREALIZED  UNDISTRIBUTED
                                           APPRECIATION   NET INVESTMENT
FUND                                      (DEPRECIATION)      INCOME
----                                      --------------  --------------

Fixed Income Fund                            $(3,874)          $3,874
High Yield Fund                               (2,137)           2,137

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

The effect of this change for the year ended October 31, 2002, was as follows:

                                                       UNREALIZED       NET
                                     NET INVESTMENT   APPRECIATION    REALIZED
FUND                                 INCOME (LOSS)   (DEPRECIATION)  GAIN(LOSS)
----                                 --------------  --------------  ----------

Fixed Income Fund                        $2,405           $   792      $(3,197)
High Yield Fund                          $  (44)          $(2,446)     $ 2,490

The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

REPURCHASE AGREEMENTS - Securities purchased under agreements to resell to the original owner are recorded at cost. The Funds may enter into such agreements with institutions that the Funds' investment adviser has determined to be creditworthy. The Funds require that the securities collateral in a repurchase transaction be transferred to the custodian under terms that enable the Funds to obtain such securities in the event of a default. The Funds monitor, on a daily basis, the value of the securities to ensure that such value, including accrued interest, is greater than amounts owed to the Funds.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses on income and expense that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The International Fund and the Emerging Markets Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The risks associated with these contracts include the possible inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds enter into forward contracts for hedging purposes only. The Funds may enter into contracts to deliver or receive foreign currency they will receive from or require for their normal investment activities. They may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value resulting from unfavorable exchange rate movements. Forward foreign currency exchange contracts are adjusted by the daily change in the exchange rates of the underlying currencies, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

OPTIONS - The Funds may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Funds' exposure to the underlying instrument. The Funds pay a premium which is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchased options which expire are treated as realized

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
losses. Premiums paid for purchased options which were exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

FUTURES AND RELATED OPTIONS - The Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Technology Fund, the Small Capitalization Value Fund and the High Yield Fund may also engage in transactions involving futures and related options by buying and selling financial futures contracts on securities indices and fixed income securities. Depending on the change in value of the index or security between the time the Funds enter into and terminate a futures contract, the Funds realize a gain or loss. The Funds may purchase or sell futures contracts for hedging purposes and to adjust that Fund's exposure to relevant stock or bond markets. The Funds may buy or sell call and put options on futures contracts or on stock indices in addition to, or as an alternative to, purchasing or selling futures contracts. The use of futures and options on futures involve special risks, including, but not limited to: the risk of imperfect correlations between movements in the prices of the underlying securities index or securities that are the subject of the hedge; the manager's ability to forecast market or interest rate movements correctly; a Fund's potential inability to close out its futures or related options positions; the risk that a liquid secondary market may not exist at a particular time or that securities dealers participating in such transactions might fail to meet their obligations to the Fund. The use of futures or options on futures for purposes other than hedging may be regarded as speculative.

SECURITY LENDING - The Funds may lend their securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. Each Fund receives compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

DELAYED DELIVERY COMMITMENTS - The Fixed Income Fund and the High Yield Fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities received. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

TAXES AND DISTRIBUTIONS - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The Funds file tax returns annually using tax accounting methods required by the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the net investment income and net realized gain reported in these financial statements may differ from the amounts reported on the Funds' tax returns, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Foreign taxes are withheld with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates. To the extent that such taxes are unrecoverable, they are recorded as a reduction of net investment income.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distinguish between distributions for tax purposes and financial reporting purposes. Differences between income for financial reporting purposes and tax-basis earnings and profits may result in the reporting of temporary over-distributions in the financial statements. Such over-distributions are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions, if any, in excess of tax-basis earnings and profits are reported as return of capital.

During the year ended October 31, 2002, the following reclassifications were made due to differences in book and tax accounting:

                                                   ACCUMULATED
                                                   NET REALIZED   UNDISTRIBUTED
                                                  GAIN (LOSS) ON  NET INVESTMENT
FUND                             PAID IN CAPITAL   INVESTMENTS    INCOME (LOSS)
----                             ---------------  --------------  --------------
Enhanced Index Core Equity Fund     $      (1)      $     348       $    (347)
Enhanced Index Growth Fund                 (2)              2              --
Enhanced Index Value Fund                  --           4,171          (4,171)
Technology Fund                      (111,053)             --         111,053
Small Capitalization Value Fund            (1)         19,271         (19,270)
Small Company Opportunities Fund           (3)       (853,738)        853,741
International Fund                         --         (36,471)         36,471
Emerging Markets Fund                  (3,318)       (294,806)        298,124
Fixed Income Fund                          --          (9,000)          9,000
High Yield Fund                       (13,055)         (2,816)         15,871

These changes had no effect on the net assets or net asset value per share.

For the year ended October 31, 2002, the International Fund and the Emerging Markets Fund had income from foreign sources of $299,973 and $674,591, respectively. In addition, the International Fund and the Emerging Markets Fund designated foreign tax credits of $32,830 and $54,857, respectively.

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

At October 31, 2002, the following Funds had available, for federal income tax purposes, unused capital losses:

FUND                                             AMOUNT     EXPIRATION DATE
----                                           -----------  ----------------
Core Growth Fund                               $26,962,727  October 31, 2009
Core Growth Fund                                26,380,390  October 31, 2010
Value Fund                                       3,784,963  October 31, 2008
Value Fund                                         269,542  October 31, 2009
Enhanced Index Core Equity Fund                  7,974,013  October 31, 2009
Enhanced Index Core Equity Fund                  3,374,183  October 31, 2010
Enhanced Index Growth Fund                       1,946,428  October 31, 2009
Enhanced Index Growth Fund                       3,579,759  October 31, 2010
Enhanced Index Value Fund                          298,260  October 31, 2009
Enhanced Index Value Fund                          847,187  October 31, 2010
Technology Fund                                    209,488  October 31, 2008
Technology Fund                                  6,502,060  October 31, 2009
Technology Fund                                  3,667,276  October 31, 2010
Small Capitalization Value Fund                    177,248  October 31, 2010
International Fund                               3,379,362  October 31, 2009
International Fund                               5,250,466  October 31, 2010
Emerging Markets Fund                            1,887,524  October 31, 2009
Emerging Markets Fund                              864,155  October 31, 2010
Fixed Income Fund                                  564,665  October 31, 2008
High Yield Fund                                  1,281,959  October 31, 2009
High Yield Fund                                  2,127,977  October 31, 2010

Pursuant to Section 852 of the Internal Revenue Code, the following Funds designated capital gain dividends for the year ended October 31, 2002 as follows:

FUND                                                  AMOUNT
----                                                ----------
Small Capitalization Value Fund                     $   11,671
Small Company Opportunities Fund                     6,145,787

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from such estimates.

CHANGE IN PRESENTATION - Changes were made to the Statement of Changes in Net Assets and Financial Highlights for presentation purposes only. These changes had no effect on net assets or the net asset value per share.

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

3.   TRANSACTIONS WITH AFFILIATES

The Funds engage David L. Babson & Company Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. Under the terms of the Funds' investment advisory agreements, the fees for such services are computed daily and paid monthly to Babson based upon effective annual rates applied to each of the Fund's average daily net assets. For the year ended October 31, 2002, each Fund paid advisory fees as follows:

FUND                                        AMOUNT    EFFECTIVE RATE
----                                        ------    --------------
Core Growth Fund                         $  606,495       0.55%
Value Fund                                  312,372       0.55%
Enhanced Index Core Equity Fund             138,169       0.50%
Enhanced Index Growth Fund                   91,613       0.50%
Enhanced Index Value Fund                   120,955       0.50%
Technology Fund                              97,329       1.00%
Small Capitalization Value Fund             450,984       0.70%
Small Company Opportunities Fund          3,250,233       1.00%
International Fund                          152,067       0.75%
Emerging Markets Fund                       335,298       1.25%
Fixed Income Fund                           104,777       0.40%
High Yield Fund                             129,213       0.50%

Babson has agreed to pay a Fund's operating expenses to the extent that a Fund's aggregate expenses exceed a specified percentage of average daily net assets. For the year ended October 31, 2002, the Fund expenses borne by Babson and the corresponding expense limitation percentages were as follows:

FUND                                       AMOUNT   PERCENTAGE
----                                       ------   ----------
Core Growth Fund                          $     --      0.80%
Value Fund                                  18,067      0.80%
Enhanced Index Core Equity Fund            103,902      0.70%
Enhanced Index Growth Fund                 108,227      0.70%
Enhanced Index Value Fund                  118,480      0.70%
Technology Fund                             99,470      1.30%
Small Capitalization Value Fund             89,952      0.85%
Small Company Opportunities Fund                --      1.30%
International Fund                         119,916      1.00%
Emerging Markets Fund                       73,934      1.75%
Fixed Income Fund                          111,680      0.55%
High Yield Fund                             75,076      0.75%

Babson has entered into sub-advisory agreements with Babson -Stewart Ivory International ("BSII"), an affiliate of Babson, with respect to the management of the International Fund and the Emerging Markets Fund. On September 20, 2002 BSII changed its name to S.I. International Assets. Under the sub-advisory agreements, Babson pays S.I. International Assets monthly fees at the effective annual rate of .375% and .875%, respectively, of the average daily net assets of the International Fund and Emerging Markets Fund.

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

The Funds pay no compensation directly to the Trustees who also are officers of the investment manager, nor to the officers of the Funds, all of whom receive remuneration for their services to the Funds from Babson.

4.   PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 2002 for each of the Funds were as follows:

                                                     PURCHASES
                                   ---------------------------------------------
FUND                               U.S. GOVERNMENT  NON-GOVERNMENT     TOTAL
----                               ---------------  --------------  ------------
Core Growth Fund                     $        --     $ 45,176,072   $ 45,176,072
Value Fund                                    --       16,473,990     16,473,990
Enhanced Index Core Equity Fund               --       28,113,513     28,113,513
Enhanced Index Growth Fund                    --       12,125,134     12,125,134
Enhanced Index Value Fund                     --       29,162,801     29,162,801
Technology Fund                               --        6,774,759      6,774,759
Small Capitalization Value Fund               --       28,171,003     28,171,003
Small Company Opportunities Fund              --      269,842,735    269,842,735
International Fund                            --       14,573,124     14,573,124
Emerging Markets Fund                         --       15,081,760     15,081,760
Fixed Income Fund                     10,658,201        8,160,635     18,818,836
High Yield Fund                               --       21,768,076     21,768,076

                                                       SALES
                                   ---------------------------------------------
FUND                               U.S. GOVERNMENT  NON-GOVERNMENT     TOTAL
----                               ---------------  --------------  ------------

Core Growth Fund                     $        --     $ 50,920,076   $ 50,920,076
Value Fund                                    --       12,816,997     12,816,997
Enhanced Index Core Equity Fund               --       27,799,433     27,799,433
Enhanced Index Growth Fund                    --       11,907,745     11,907,745
Enhanced Index Value Fund                     --       27,541,903     27,541,903
Technology Fund                               --        6,641,599      6,641,599
Small Capitalization Value Fund               --       25,185,470     25,185,470
Small Company Opportunities Fund              --      146,064,377    146,064,377
International Fund                            --       31,534,343     31,534,343
Emerging Markets Fund                         --       14,239,348     14,239,348
Fixed Income Fund                     13,044,006        8,916,465     21,960,471
High Yield Fund                               --       17,482,105     17,482,105

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

At October 31, 2002, the cost and unrealized appreciation or depreciation in value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:


                                                 GROSS         GROSS      NET UNREALIZED
                                 AGGREGATE     UNREALIZED    UNREALIZED   APPRECIATION/
FUND                                COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
----                            ------------  ------------  ------------  --------------
Core Growth Fund                $117,674,527  $ 3,041,262   $21,726,662    $(18,685,400)
Value Fund                       54,437,309     7,188,169     8,689,469      (1,501,300)
Enhanced Index Core Equity
  Fund                           30,606,209       728,200     6,161,482      (5,433,282)
Enhanced Index Growth Fund       20,446,889       558,859     4,795,466      (4,236,607)
Enhanced Index Value Fund        26,851,919       881,012     4,349,295      (3,468,283)
Technology Fund                  15,305,539       313,833     8,240,294      (7,926,461)
Small Capitalization Value
  Fund                           76,785,173     5,509,969    12,143,246      (6,633,277)
Small Company Opportunities
  Fund                          382,993,666    17,758,045    67,105,669     (49,347,624)
International Fund               17,855,283       423,604     2,746,206      (2,322,602)
Emerging Markets Fund            29,496,462     2,460,327     4,237,375      (1,777,048)
Fixed Income Fund                22,854,836     1,023,027       663,990         359,037
High Yield Fund                  30,082,990     1,044,649     2,475,967      (1,431,318)

5.   SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
CORE GROWTH FUND                             2002         2001
----------------                          -----------  -----------
Shares sold                                5,393,191    5,416,327
Shares issued in reinvestment of
  distributions                               10,191    1,400,189
Redemptions                               (5,368,467)  (4,055,856)
                                          ----------   ----------
Net increase                                  34,915    2,760,660
                                          ==========   ==========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
VALUE FUND                                   2002         2001
----------                                -----------  -----------
Shares sold                                2,005,190    1,303,992
Shares issued in reinvestment of
  distributions                               53,373       82,203
Redemptions                               (1,631,424)  (1,655,092)
                                          ----------   ----------
Net increase (decrease)                      427,139     (268,897)
                                          ==========   ==========

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
ENHANCED INDEX CORE EQUITY FUND              2002         2001
-------------------------------           -----------  -----------
Shares sold                                 162,770      313,264
Shares issued in reinvestment of
  distributions                              21,306      704,190
Redemptions                                (164,572)    (782,078)
                                           --------     --------
Net increase                                 19,504      235,376
                                           ========     ========

                                                          PERIOD FROM
                                             YEAR      DECEMBER 19, 2000
                                             ENDED      (COMMENCEMENT OF
                                          OCTOBER 31,    OPERATIONS) TO
ENHANCED INDEX GROWTH FUND                   2002       OCTOBER 31, 2001
--------------------------                -----------  -----------------
Shares sold                                 19,381         2,515,205
Shares issued in reinvestment of
  distributions                              2,336                --
Redemptions                                 (8,549)           (9,834)
                                            ------         ---------
Net increase                                13,168         2,505,371
                                            ======         =========

                                                          PERIOD FROM
                                             YEAR      DECEMBER 19, 2000
                                             ENDED      (COMMENCEMENT OF
                                          OCTOBER 31,    OPERATIONS) TO
ENHANCED INDEX VALUE FUND                    2002       OCTOBER 31, 2001
-------------------------                 -----------  ------------------
Shares sold                                 144,230        2,501,253
Shares issued in reinvestment of
  distributions                              34,536               --
Redemptions                                 (36,745)              (5)
                                           --------        ---------
Net increase                                142,021        2,501,248
                                           ========        =========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
TECHNOLOGY FUND                              2002         2001
---------------                           -----------  -----------
Shares sold                                  81,604      52,575
Shares issued in reinvestment of
  distributions                                  --       4,632
Redemptions                                 (47,448)         --
                                            -------      ------
Net increase                                 34,156      57,207
                                            =======      ======

                                                          PERIOD FROM
                                             YEAR      DECEMBER 19, 2000
                                             ENDED      (COMMENCEMENT OF
                                          OCTOBER 31,    OPERATIONS) TO
SMALL CAPITALIZATION VALUE FUND              2002       OCTOBER 31, 2001
-------------------------------           -----------  -----------------
Shares sold                                3,198,058        7,227,267
Shares issued in reinvestment of
  distributions                              174,348            4,085
Redemptions                               (3,112,447)      (1,119,169)
                                          ----------       ----------
Net increase                                 259,959        6,112,183
                                          ==========       ==========

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
SMALL COMPANY OPPORTUNITIES FUND             2002         2001
--------------------------------          -----------  -----------
Shares sold                               22,656,236    20,279,185
Shares issued in reinvestment of
  distributions                           1,324,682        669,993
Redemptions                               (14,328,131) (11,761,447)
                                          -----------  -----------
Net increase                              9,652,787      9,187,731
                                          ===========  ===========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
INTERNATIONAL FUND                           2002         2001
------------------                        -----------  -----------
Shares sold                                1,128,264    1,346,725
Shares issued in reinvestment of
  distributions                               21,435    1,059,014
Redemptions                               (4,630,872)    (765,464)
                                          ----------    ---------
Net increase (decrease)                   (3,481,173)   1,640,275
                                          ==========    =========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
EMERGING MARKETS FUND                        2002         2001
---------------------                     -----------  -----------
Shares sold                                  31,950       12,102
Shares issued in reinvestment of
  distributions                              21,196      437,194
Redemptions                                 (17,161)     (79,265)
                                            -------      -------
Net increase                                 35,985      370,031
                                            =======      =======

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
FIXED INCOME FUND                            2002         2001
-----------------                         -----------  -----------
Shares sold                                 194,244      173,857
Shares issued in reinvestment of
  distributions                             115,572      147,700
Redemptions                                (724,614)    (940,251)
                                           --------     --------
Net decrease                               (414,798)    (618,694)
                                           ========     ========

                                             YEAR         YEAR
                                             ENDED        ENDED
                                          OCTOBER 31,  OCTOBER 31,
HIGH YIELD FUND                              2002         2001
---------------                           -----------  -----------
Shares sold                                 132,220       10,615
Shares issued in reinvestment of
  distributions                             243,052      221,688
Redemptions                                 (22,677)          --
                                           --------     --------
Net increase                                352,595      232,303
                                           ========     ========

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

6.   PRINCIPAL SHAREHOLDERS

The following table shows certain concentrations of principal shareholders of each Fund as of October 31, 2002. Investment activities of these shareholders could have a material effect on the Fund.

                                   SHAREHOLDERS
                               HOLDING IN EXCESS OF
                                  10% OF FUND'S
                                OUTSTANDING SHARES  TOTAL % OWNED     TOTAL %
                                   ("PRINCIPAL      BY PRINCIPAL   OWNERSHIP BY
FUND                              SHAREHOLDERS")    SHAREHOLDERS   RELATED PARTY
----                            ------------------  -------------  -------------
Core Growth Fund                        1                39.5%          39.5%
Value Fund                              1                82.6%          82.6%
Enhanced Index Core Equity Fund         1                95.4%          95.4%
Enhanced Index Growth Fund              1                99.4%          99.4%
Enhanced Index Value Fund               1                95.9%          95.9%
Technology Fund                         1                96.7%          96.7%
Small Capitalization Value Fund         2                99.9%          77.3%
Small Company Opportunities Fund        1                85.5%          85.5%
International Fund                      5                95.2%          25.5%
Emerging Markets Fund                   1                98.1%          98.1%
Fixed Income Fund                       1                74.5%          74.5%
High Yield Fund                         1                96.0%          96.0%

7.   SECURITY LENDING

As of October 31, 2002, the Funds had loaned securities which were collateralized by short term investments. The value of the securities on loan and the value of the related collateral were as follows:

FUND                                   VALUE OF SECURITIES  VALUE OF COLLATERAL
----                                   -------------------  -------------------
Core Growth Fund                           $ 5,932,801          $ 6,111,099
Value Fund                                   2,237,024            2,360,068
Enhanced Index Core Equity Fund              1,195,730            1,245,778
Enhanced Index Growth Fund                     739,658              771,686
Enhanced Index Value Fund                    1,271,456            1,334,874
Technology Fund                                646,430              667,400
Small Capitalization Value Fund             10,037,470           10,495,371
Small Company Opportunities Fund            28,048,100           29,213,699
International Fund                           1,217,551            1,276,398
Emerging Markets Fund                        2,451,443            2,572,415
Fixed Income Fund                            1,083,858            1,116,900
High Yield Fund                              2,264,380            2,321,400

THE DLB FUND GROUP
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

8.   RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of The DLB Fund Group:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Technology Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Stewart Ivory International Fund, DLB Stewart Ivory Emerging Markets Fund, DLB Fixed Income Fund and DLB High Yield Fund (separate portfolio's of the DLB Fund Group) (the Funds) as of October 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2002 and 2001 and the financial highlights for each of the years in the three year period ended October 31, 2002, the period ended October 31, 1999, and each of the years in the two year period ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds at October 31, 2002, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 13, 2002

THE DLB FUND GROUP

TRUSTEES TABLE (UNAUDITED)

The following table lists the Trust's Trustees and officers; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of the portfolios they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-877-766-0014 or by writing The DLB Fund Group, c/o David L. Babson & Company Inc., Attn: The DLB Fund Group Coordinator, One Memorial Drive, Cambridge, Massachusetts, 02142-1300.

INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                    Number of
                             Term of                                Portfolios in
                             Office(2)                              Fund
Name,        Position(s)     and Length                             Complex
Address(1),  Held with       of Time     Principal Occupation(s)    Overseen by    Other Directorships
and Age      Trust           Served      During Past 5 Years        Trustee        Held by Trustee

------------------------------------------------------------------------------------------------------
KEVIN M.     Trustee         Since 1999  Managing Director and           12        None
MCCLINTOCK(3)                            Director, David L.
Age: 40                                  Babson & Company Inc.
                                         (1999-present); Managing
                                         Director,
                                         SI International Assets
                                         (1999-present); Director
                                         of Equities and Fixed
                                         Income, Dreyfus
                                         Corporation (1995-1999)


DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                    Number of
                             Term of                                Portfolios in
                             Office(2)                              Fund
Name,        Position(s)     and Length                             Complex
Address(1),  Held with       of Time     Principal Occupation(s)    Overseen by    Other Directorships
and Age      Trust           Served      During Past 5 Years        Trustee        Held by Trustee

------------------------------------------------------------------------------------------------------
STEVEN A.    Trustee         Since 2002  Executive Director,             14        Trustee, Mass Mutual
KANDARIAN(4)                             Pension Benefit Guaranty                  Corporate Investors
Age: 50                                  Corp. (2001-present);                     and Mass Mutual
                                         Managing Director, Orion                  Participation Investors
                                         Partners, L.P.                            (closed end funds) since
                                         (1993-2001)                               February 2002

RICHARD      Trustee         Since 1994  Retired; Currently sits         12        None
NENNEMAN                                 on boards of various
Age: 73                                  civic associations

THE DLB FUND GROUP
TRUSTEES TABLE (UNAUDITED) CONTINUED


DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                    Number of
                             Term of                                Portfolios in
                             Office(2)                              Fund
Name,        Position(s)     and Length                             Complex
Address(1),  Held with       of Time     Principal Occupation(s)    Overseen by    Other Directorships
and Age      Trust           Served      During Past 5 Years        Trustee        Held by Trustee

------------------------------------------------------------------------------------------------------
RICHARD      Trustee         Since 1995  Chairman and CEO of             13        Director, Superior
PHELPS(5)                                Phelps Industries, Inc.                   Pet Products, Ltd.
Age: 74                                                                            (U.K.); Director,
                                                                                   Bio-Comp Corp.;
                                                                                   Director of
                                                                                   Babson-Stewart
                                                                                   Ivory International
                                                                                   Fund; Member, Board
                                                                                   of Overseers, Tufts
                                                                                   University School
                                                                                   of Veterinary
                                                                                   Medicine and Dean's
                                                                                   Council, Harvard
                                                                                   Graduate School of
                                                                                   Education

(1) The address of each Trustee is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Each Trustee serves for an indefinite term, until his or her successor is elected.
(3) Mr. McClintock is an "Interested Person" as that term is defined in the 1940 Act, through his employment with the Funds' investment adviser, and his affiliation with SI International Assets, subadviser to the International Fund and the Emerging Markets Fund.
(4) Since February 2002, Mr. Kandarian has also served as a Trustee of the Mass Mutual Corporate Investors and Mass Mutual Participation Investors, two closed end funds managed by David L. Babson & Company Inc.
(5) Since May 1989, Mr. Phelps also served as Director of the Babson-Stewart Ivory International Fund, which is subadvised by S.I. International Assets, subadviser to the International Fund and the Emerging Markets Fund and is thus deemed to be a part of the Fund complex. Mr. Phelps retired as a Director of this Fund upon the election of his successor on September 13, 2002.


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------
                             Term of
                             Office(2)
Name,        Position(s)     and Length
Address(1),  Held with       of Time     Principal Occupation(s)
and Age      Trust           Served      During Past 5 Years

----------------------------------------------------------------------------
FRANK L.     President       Since 1999  Managing Director, Chief
TARANTINO                                Administrative Officer and Director
Age: 58                                  of David L. Babson & Company Inc.
                                         (1997-present); Director, President
                                         and Clerk of Babson Securities
                                         Corporation (1997-present)

DEANNE B.    Treasurer       Since 1996  Managing Director and Treasurer of
DUPONT                                   David L. Babson & Company Inc.
Age: 48

MARY ELLEN   Vice President  Since 1999  Managing Director of David L.
WESNESKI                                 Babson & Company Inc.
Age: 52                                  (1999-present); Senior Manager,
                                         Deloitte & Touche LLP (1996-1999)

JOHN E.      Clerk           Since 1999  Second Vice President and Associate
DEITELBAUM                               General Counsel, MassMutual
Age: 34                                  (2000-present); Assistant Clerk,
                                         Babson Securities Corp.
                                         (1999-present); Counsel
                                         (2000-present), Assistant Clerk
                                         (1999-present), Vice President and
                                         General Counsel (1998-1999), David
                                         L. Babson & Company Inc.; Counsel,
                                         MassMutual (1996-1998)

(1) The address of each Principal Officer is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

THE DLB FUND GROUP
TRUSTEES TABLE (UNAUDITED) CONTINUED


SHAREHOLDER MEETING

A Special Meeting of the Shareholders of the the DLB Core Growth Fund, the DLB Value Fund, the DLB Enhanced Index Core Equity Fund, the DLB Enhanced Index Growth Fund, the DLB Enhanced Index Value Fund, the DLB Technology Fund, the DLB Small Capitalization Value Fund, the DLB Small Company Opportunities Fund, the DLB Stewart Ivory International Fund, the DLB Stewart Ivory Emerging Markets Fund, the DLB Fixed Income Fund and the DLB High Yield Fund, each a series of The DLB Fund Group (the "Trust"), was held on January 10, 2002 to elect nominees Kevin M. McClintock and Steven A. Kandarian as Trustees of the Trust. Charles Hugel, Richard Nenneman and Richard Phelps continued on as Trustees of the Trust after the Special Meeting (Mr. Hugel retired from the Board on September 21,
2002). Pursuant to the Bylaws of the Trust, the Trust's Shareholders voted together as a single class on these proposals. The following is a report on the votes cast in person or in proxy at the Special Meeting:



-----------------------------------------------------------------------
                                                              Withhold/
                                     For             Against  Abstain

-----------------------------------------------------------------------
Kevin M. McClintock                  48,778,837.087      0          0

Steven A. Kandarian                  48,778,837.087      0          0
-----------------------------------------------------------------------